UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Aggressive International Fund

January 31, 2006

1.813010.101

IVF-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 1.8%
BHP Billiton Ltd. sponsored ADR	285,600	$ 11,266,920
Austria - 1.6%
OMV AG	144,200	10,190,570
Brazil - 0.5%
Uniao de Bancos Brasileiros SA (Unibanco) GDR	39,200	3,301,424
Canada - 7.1%
ACE Aviation Holdings, Inc. Class A (a)	180,200	5,632,486
ATI Technologies, Inc. (a)	385,700	6,840,634
Canadian Natural Resources Ltd.	258,000	15,992,625
Talisman Energy, Inc.	260,500	15,850,257
TOTAL CANADA		44,316,002
France - 14.4%
Accor SA	49,100	2,943,582
AXA SA	182,500	6,181,275
BNP Paribas SA	113,200	10,097,782
Compagnie Generale de Geophysique SA (a)	26,800	3,484,994
Lagardere S.C.A. (Reg.)	117,800	9,391,449
Neopost SA	89,035	8,953,900
Nexity	50,200	2,901,543
Pernod Ricard SA	65,700	12,216,317
Sanofi-Aventis sponsored ADR	129,400	5,952,400
Societe Generale Series A	71,000	9,379,321
Total SA Series B	45,793	12,669,092
Vivendi Universal SA sponsored ADR	189,900	5,945,769
TOTAL FRANCE		90,117,424
Germany - 9.2%
Allianz AG (Reg.)	46,900	7,574,350
Bayer AG	211,400	8,838,634
E.ON AG	113,700	12,733,263
Heidelberger Druckmaschinen AG	150,321	6,649,738
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	104,400	14,176,003
Pfleiderer AG (a)	15,000	347,454
Q-Cells AG	35,500	3,649,910
SolarWorld AG	19,000	3,979,682
TOTAL GERMANY		57,949,034
Hong Kong - 0.9%
Esprit Holdings Ltd.	635,500	5,437,039
India - 1.0%
Cipla Ltd.	322	3,242
Infosys Technologies Ltd.	96,314	6,315,611
TOTAL INDIA		6,318,853

	Shares	Value
Italy - 2.3%
Banca Intesa Spa	1,487,100	$ 8,463,458
Unicredito Italiano Spa	842,100	6,012,499
TOTAL ITALY		14,475,957
Japan - 19.2%
Aeon Co. Ltd.	229,000	6,030,938
Canon, Inc.	121,700	7,328,774
Credit Saison Co. Ltd.	160,600	7,199,829
Hoya Corp.	80,100	3,208,642
Mitsui Fudosan Co. Ltd.	151,000	3,178,812
Murata Manufacturing Co. Ltd.	87,700	6,353,447
Nikko Cordial Corp.	842,600	13,386,230
Nippon Electric Glass Co. Ltd.	112,000	2,949,629
Nitto Denko Corp.	124,900	10,570,672
ORIX Corp.	46,890	12,129,135
Sharp Corp.	349,000	6,380,337
SHIMIZU Corp.	411,000	3,243,723
Shin-Etsu Chemical Co. Ltd.	103,800	5,900,843
Sony Corp. sponsored ADR	141,000	6,894,900
Sumitomo Electric Industries Ltd.	370,300	6,138,528
Sumitomo Mitsui Financial Group, Inc.	1,639	19,137,730
Tokuyama Corp.	23,000	436,163
TOTAL JAPAN		120,468,332
Korea (South) - 5.3%
Korea Exchange Bank (a)	420,010	6,476,033
LG Card Co. Ltd. (a)	113,630	6,357,041
Samsung Electronics Co. Ltd.	17,590	13,560,798
Shinsegae Co. Ltd.	12,935	6,872,651
TOTAL KOREA (SOUTH)		33,266,523
Mexico - 1.0%
America Movil SA de CV Series L sponsored ADR	186,900	6,304,137
Netherlands - 2.7%
ING Groep NV (Certificaten Van Aandelen)	307,000	10,975,252
Koninklijke Philips Electronics NV (NY Shares)	185,100	6,232,317
TOTAL NETHERLANDS		17,207,569
Norway - 0.0%
Statoil ASA	200	5,502
South Africa - 3.0%
FirstRand Ltd.	1,879,500	6,001,126
MTN Group Ltd.	297,229	3,094,782
Standard Bank Group Ltd.	447,600	6,055,645
Steinhoff International Holdings Ltd.	960,043	3,336,249
TOTAL SOUTH AFRICA		18,487,802
Sweden - 0.5%
Gambro AB (A Shares)	271,200	3,178,697
Common Stocks - continued
	Shares	Value
Switzerland - 12.2%
Credit Suisse Group (Reg.)	245,882	$ 14,389,015
Novartis AG (Reg.)	373,302	20,591,338
Roche Holding AG (participation certificate)	132,175	20,887,424
Syngenta AG sponsored ADR (d)	239,200	6,109,168
UBS AG (NY Shares)	131,900	14,350,720
TOTAL SWITZERLAND		76,327,665
Taiwan - 1.1%
Advanced Semiconductor Engineering, Inc.	7,848,000	7,076,083
Turkey - 0.5%
Finansbank AS	582,000	3,296,828
United Kingdom - 5.7%
BAE Systems PLC	826,600	6,131,902
BP PLC	1,200	14,462
HSBC Holdings PLC (Hong Kong) (Reg.)	362,800	6,035,541
Smiths Group PLC	803,600	14,181,277
Vodafone Group PLC	4,348,700	9,180,144
TOTAL UNITED KINGDOM		35,543,326
United States of America - 6.1%
Halliburton Co.	269,000	21,398,952
NTL, Inc. (a)	114,200	7,223,150
Synthes, Inc.	79,146	9,479,564
TOTAL UNITED STATES OF AMERICA		38,101,666
TOTAL COMMON STOCKS (Cost $528,060,291)		602,637,353
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 4.46% (b)	36,867,803	$ 36,867,803
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	3,064,250	3,064,250
TOTAL MONEY MARKET FUNDS (Cost $39,932,053)		39,932,053
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $567,992,344)	642,569,406
NET OTHER ASSETS - (2.5)%	(15,811,491)
NET ASSETS - 100%	$ 626,757,915
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 341,299
Fidelity Securities Lending Cash Central Fund	66,444
Total	$ 407,743

Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $568,140,122. Net unrealized appreciation aggregated $74,429,284, of which $80,486,541 related to appreciated investment securities and $6,057,257 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Canada Fund

January 31, 2006

1.813011.101

CAN-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Hotels, Restaurants & Leisure - 0.5%
Great Canadian Gaming Corp. (a)	930,000	$ 12,427,762
Leisure Equipment & Products - 0.2%
Mega Bloks, Inc. (a)	242,200	5,603,380
Media - 4.0%
Aeroplan Income Fund	530,000	5,909,829
Aeroplan Income Fund (e)	31,800	354,590
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	500,000	14,728,478
Astral Media, Inc. Class A (non-vtg.)	270,000	7,721,059
Corus Entertainment, Inc. Class B (non-vtg.)	425,000	13,164,757
Quebecor, Inc. Class B (sub. vtg.)	600,000	14,228,895
Thomson Corp.	420,000	15,030,686
Yellow Pages Income Fund (d)	2,060,300	29,341,118
		100,479,412
Multiline Retail - 0.8%
Canadian Tire Corp. Ltd. Class A (non-vtg.) (d)	335,000	19,456,736
Specialty Retail - 0.3%
RONA, Inc. (a)	420,000	7,810,352
Textiles, Apparel & Luxury Goods - 1.3%
Gildan Activewear, Inc. Class A (a)	710,300	34,007,339
TOTAL CONSUMER DISCRETIONARY		179,784,981
CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 3.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,423,000	29,360,815
Metro, Inc. Class A (sub. vtg.)	400,000	10,543,044
Shoppers Drug Mart Corp.	955,700	35,745,924
		75,649,783
ENERGY - 26.8%
Energy Equipment & Services - 1.7%
CCS Income Trust (d)	440,000	14,699,504
CHC Helicopter Corp. Class A (sub. vtg.)	550,000	12,801,703
Pason Systems, Inc.	225,000	6,928,092
Savanna Energy Services Corp. (a)	300,600	8,194,943
		42,624,242
Oil, Gas & Consumable Fuels - 25.1%
AltaGas Income Trust	380,300	10,073,885
Cameco Corp.	640,000	50,454,893
Canadian Natural Resources Ltd.	1,630,000	101,038,676
Canadian Oil Sands Trust unit	135,000	17,898,064
EnCana Corp.	1,825,632	90,965,026
Highpine Oil & Gas Ltd.	500,000	10,711,620
Husky Energy, Inc.	205,000	12,869,309
Imperial Oil Ltd.	500,200	52,459,625
Keyera Facilities Income Fund	193,400	4,092,313
Nexen, Inc.	60,000	3,434,743

	Shares	Value
Niko Resources Ltd.	60,000	$ 2,803,108
Penn West Energy Trust (d)	700,000	25,714,913
Petro-Canada	1,130,000	54,081,654
Quicksilver Resources, Inc. (a)	90,000	4,524,300
Rider Resources Ltd. (a)	190,000	3,504,895
Suncor Energy, Inc.	710,000	56,758,857
Talisman Energy, Inc.	1,270,000	77,273,805
TransCanada Corp.	1,800,000	55,977,874
		634,637,560
TOTAL ENERGY		677,261,802
FINANCIALS - 28.1%
Capital Markets - 1.0%
Addenda Capital, Inc.	240,000	6,058,211
CI Financial, Inc. (d)	832,500	19,625,642
		25,683,853
Commercial Banks - 13.9%
Bank of Montreal, Quebec	1,185,200	71,073,498
Bank of Nova Scotia	450,500	18,293,713
Canadian Imperial Bank of Commerce	725,000	50,860,442
National Bank of Canada	350,000	18,975,811
Royal Bank of Canada	1,225,400	95,830,702
Toronto-Dominion Bank	1,790,100	95,324,259
		350,358,425
Diversified Financial Services - 3.7%
Brookfield Asset Management, Inc. Class A (d)	950,000	50,880,197
Power Corp. of Canada (sub. vtg.)	740,000	20,856,052
TSX Group, Inc.	433,400	20,186,900
		91,923,149
Insurance - 9.5%
Industrial Alliance Life Insurance Co.	350,000	9,157,557
ING Canada, Inc.	1,725,000	84,814,961
ING Canada, Inc. (e)	31,000	1,524,211
Manulife Financial Corp.	1,757,300	107,078,113
Sun Life Financial, Inc.	900,701	37,753,603
		240,328,445
TOTAL FINANCIALS		708,293,872
INDUSTRIALS - 8.5%
Aerospace & Defense - 0.9%
CAE, Inc.	2,850,700	23,777,734
Airlines - 1.2%
ACE Aviation Holdings, Inc. Class A (a)	650,000	20,316,959
Jazz Air Income Fund	800,000	7,066,157
WestJet Airlines Ltd. (a)	327,500	3,597,195
		30,980,311
Construction & Engineering - 1.1%
SNC-Lavalin Group, Inc.	400,000	27,657,053
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Hydrogenics Corp. (a)(d)	350,000	$ 1,505,773
Road & Rail - 4.4%
ATS Andlauer Income Fund	220,500	1,974,714
Canadian National Railway Co.	1,130,050	102,195,136
Mullen Group Income Fund	75,000	2,157,250
TransForce Income Fund (d)	345,858	5,739,248
		112,066,348
Trading Companies & Distributors - 0.8%
Finning International, Inc.	570,000	19,467,931
TOTAL INDUSTRIALS		215,455,150
INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 2.8%
Nortel Networks Corp. (a)	8,450,000	25,350,000
Research In Motion Ltd. (a)	685,000	46,460,556
		71,810,556
Electronic Equipment & Instruments - 0.3%
Miranda Technologies, Inc.	389,500	5,003,192
Miranda Technologies, Inc. (e)	186,300	2,393,054
		7,396,246
Internet Software & Services - 0.3%
Emergis, Inc. (a)	1,400,000	5,052,022
Open Text Corp. (a)	150,000	2,482,550
		7,534,572
IT Services - 0.8%
CGI Group, Inc. Class A (sub. vtg.) (a)	2,500,000	19,535,537
Semiconductors & Semiconductor Equipment - 1.5%
ATI Technologies, Inc. (a)	1,960,900	34,777,804
Tundra Semiconductor Corp. Ltd. (a)	200,000	2,396,945
Tundra Semiconductor Corp. Ltd. (a)(e)	4,300	51,534
		37,226,283
Software - 0.8%
Cognos, Inc. (a)	275,000	10,647,965
MacDonald Dettwiler & Associates Ltd. (a)	150,000	5,235,085

	Shares	Value
NAVTEQ Corp. (a)	90,000	$ 4,041,900
Workbrain Corp. (a)	156,100	1,754,318
		21,679,268
TOTAL INFORMATION TECHNOLOGY		165,182,462
MATERIALS - 9.5%
Chemicals - 1.7%
Potash Corp. of Saskatchewan	470,000	42,297,730
Metals & Mining - 7.8%
Aber Diamond Corp.	240,000	9,802,713
Alcan, Inc.	1,065,000	51,896,484
Barrick Gold Corp.	965,770	30,271,732
Falconbridge Ltd.	400,708	13,541,640
Fording Canadian Coal Trust	50,000	2,034,330
Goldcorp, Inc.	625,000	17,093,595
Inco Ltd.	350,000	17,838,799
IPSCO, Inc.	70,000	6,499,407
Teck Cominco Ltd. Class B (sub. vtg.)	730,000	47,089,951
US Gold Corp. (a)	98,000	514,500
		196,583,151
TOTAL MATERIALS		238,880,881
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 3.3%
BCE, Inc.	975,000	23,549,980
TELUS Corp. (non-vtg.)	1,500,000	59,080,732
		82,630,712
Wireless Telecommunication Services - 2.6%
Rogers Communications, Inc. Class B (non-vtg.)	1,500,000	65,981,825
TOTAL TELECOMMUNICATION SERVICES		148,612,537
UTILITIES - 0.7%
Electric Utilities - 0.7%
Fortis, Inc.	860,000	17,910,532
TOTAL COMMON STOCKS (Cost $1,831,038,985)		2,427,032,000
Government Obligations - 2.0%
Principal Amount
Canadian Government Treasury Bills 3.1689% to 3.3806% 2/9/06 to 4/6/06 (f) (Cost $49,195,057)	CAD	57,900,000	50,687,082
Money Market Funds - 8.0%
	Shares	Value
Fidelity Cash Central Fund, 4.46% (b)	55,220,092	$ 55,220,092
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	146,206,654	146,206,654
TOTAL MONEY MARKET FUNDS (Cost $201,426,746)		201,426,746
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.35%, dated 1/31/06 due 2/1/06) (Cost $2,198,000)	$ 2,198,265	2,198,000
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $2,083,858,788)	2,681,343,828
NET OTHER ASSETS - (6.2)%	(157,269,572)
NET ASSETS - 100%	$ 2,524,074,256
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
155 S&P/TSX 60 Index Contracts (Canada)	March 2006	$ 18,159,052	$ 1,216,261

The face value of futures purchased as a percentage of net assets - 0.7%
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,323,389 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $872,602.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 573,417
Fidelity Securities Lending Cash Central Fund	195,450
Total	$ 768,867

Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,087,352,915. Net unrealized appreciation aggregated $593,990,913, of which $606,996,989 related to appreciated investment securities and $13,006,076 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® China Region Fund

January 31, 2006

1.813032.101

HKC-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.7%
Tong Yang Industry Co. Ltd.	2,760,736	$ 3,345,548
Automobiles - 2.2%
Hotai Motor Co. Ltd.	635,000	1,608,426
Hyundai Motor Co.	78,270	7,110,490
Kia Motors Corp.	79,470	1,862,831
		10,581,747
Distributors - 2.0%
Integrated Distribution Services Group Ltd. (IDS)	494,000	573,341
Li & Fung Ltd.	5,202,000	9,501,622
		10,074,963
Hotels, Restaurants & Leisure - 2.9%
Cafe de Coral Holdings Ltd.	3,660,000	4,224,617
Hong Kong & Shanghai Hotels Ltd.	2,878,996	3,049,246
Mandarin Oriental International Ltd.	1,235,000	1,062,100
Regal Hotel International Holdings Ltd.	12,366,000	956,806
Shangri-La Asia Ltd.	3,038,000	4,855,380
		14,148,149
Household Durables - 0.6%
Basso Industry Corp. Ltd.	601,420	1,444,108
Inventec Appliances Corp.	61,000	449,021
Merry Electronics Co. Ltd.	371,988	1,231,593
		3,124,722
Leisure Equipment & Products - 1.2%
Asia Optical Co., Inc.	763,790	5,057,574
Li Ning Co. Ltd.	1,192,000	982,776
		6,040,350
Media - 1.0%
Hong Kong Economic Time Holdings Ltd.	4,572,000	1,119,253
Television Broadcasts Ltd.	664,000	3,545,807
		4,665,060
Multiline Retail - 0.1%
Parkson Retail Group Ltd.	201,500	506,064
Specialty Retail - 1.8%
Esprit Holdings Ltd.	890,500	7,618,699
Giordano International Ltd.	2,646,000	1,476,752
		9,095,451
TOTAL CONSUMER DISCRETIONARY		61,582,054
CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Dynasty Fine Wines Group Ltd.	2,366,000	1,005,367
Yantai Changyu Pioneer Wine Co. (B Shares)	443,100	971,574
		1,976,941
Food & Staples Retailing - 2.7%
Convenience Retail Asia Ltd.	962,200	320,376

	Shares	Value
Dairy Farm International Holdings Ltd.	3,317,400	$ 11,876,292
Lianhua Supermarket Holdings Co. (H Shares)	949,000	1,047,250
		13,243,918
Food Products - 0.5%
China Mengniu Dairy Co. Ltd.	2,588,000	2,724,628
TOTAL CONSUMER STAPLES		17,945,487
ENERGY - 5.4%
Energy Equipment & Services - 0.2%
Enric Energy Equipment Holdings Ltd.	2,644,000	997,731
Oil, Gas & Consumable Fuels - 5.2%
China Shenhua Energy Co. Ltd. (H Shares)	982,500	1,283,615
CNOOC Ltd.	7,924,500	6,822,201
Formosa Petrochemical Corp.	708,158	1,340,746
PetroChina Co. Ltd. (H Shares)	15,410,000	15,413,079
S-Oil Corp.	14,940	1,067,732
		25,927,373
TOTAL ENERGY		26,925,104
FINANCIALS - 27.4%
Commercial Banks - 16.4%
Bank of East Asia Ltd.	684,400	2,096,486
BOC Hong Kong Holdings Ltd.	2,948,000	5,814,639
Chinatrust Financial Holding Co. Ltd.	5,308,967	4,368,688
Hang Seng Bank Ltd.	481,300	6,318,604
HSBC Holdings PLC (Hong Kong) (Reg.)	2,464,052	40,991,968
Mega Financial Holding Co. Ltd.	1,479,000	1,019,757
Standard Chartered PLC:
(Hong Kong)	395,370	9,668,869
(United Kingdom)	238,841	5,927,162
Wing Hang Bank Ltd.	271,500	1,931,958
Wing Lung Bank Ltd.	378,000	2,924,735
		81,062,866
Diversified Financial Services - 1.2%
First Pacific Co. Ltd.	8,184,000	3,114,238
Guoco Group Ltd.	103,366	1,119,041
Jardine Matheson Holdings Ltd.	102,400	1,740,800
		5,974,079
Insurance - 2.3%
AXA Asia Pacific Holdings Ltd.	451,550	1,866,013
Cathay Financial Holding Co. Ltd.	898,000	1,717,491
China Life Insurance Co. Ltd. (H Shares) (a)	7,690,000	7,559,498
		11,143,002
Real Estate - 7.5%
Cheung Kong Holdings Ltd.	1,654,000	17,465,646
Fortune (REIT)	571,000	445,427
Hong Kong Land Holdings Ltd.	731,000	2,412,300
Hysan Development Co. Ltd.	984,000	2,458,817
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Link (REIT)	239,000	$ 454,730
Shun Tak Holdings Ltd.	1,735,000	1,870,610
Sun Hung Kai Properties Ltd.	633,021	6,451,622
Swire Pacific Ltd. (A Shares)	52,000	476,547
Wharf Holdings Ltd.	1,391,685	5,278,093
		37,313,792
TOTAL FINANCIALS		135,493,739
INDUSTRIALS - 7.5%
Electrical Equipment - 0.4%
Cheng Uei Precision Industries Co. Ltd.	255,100	856,895
Dongfang Electrical Machinery Co. Ltd. (H Shares)	936,000	1,145,693
Suntech Power Holdings Co. Ltd. sponsored ADR	4,200	178,458
		2,181,046
Industrial Conglomerates - 4.9%
Beijing Enterprises Holdings Ltd.	1,068,000	1,937,190
Hutchison Whampoa Ltd.	2,220,500	22,321,068
		24,258,258
Machinery - 0.4%
Kinik Co.	756,350	2,085,985
Road & Rail - 0.1%
MTR Corp. Ltd.	297,000	614,057
Transportation Infrastructure - 1.7%
Cosco Pacific Ltd.	1,086,000	2,176,466
Hopewell Holdings Ltd.	1,123,000	2,777,661
Jiangsu Expressway Co. Ltd. (H Shares)	4,850,000	3,198,969
		8,153,096
TOTAL INDUSTRIALS		37,292,442
INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 1.9%
AAC Acoustic Technology Holdings, Inc.	2,016,000	1,495,930
Foxconn International Holdings Ltd.	3,543,000	6,179,293
ZTE Corp. (H Shares)	470,400	1,843,702
		9,518,925
Computers & Peripherals - 5.0%
Acer, Inc.	2,025,200	4,752,169
ASUSTeK Computer, Inc.	2,463,410	8,274,735
Catcher Technology Co. Ltd.	404,000	3,064,746
High Tech Computer Corp.	391,840	8,552,235
		24,643,885
Electronic Equipment & Instruments - 8.0%
AU Optronics Corp.	4,408,733	6,582,647

	Shares	Value
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,905,961	$ 20,083,034
Kingboard Chemical Holdings Ltd.	2,673,800	8,478,789
Phoenix Precision Technology Corp.	764,000	2,013,763
Radiant Opto-Electronics Corp.	931,000	2,190,594
		39,348,827
Internet Software & Services - 0.1%
China Lotsynergy Holding Ltd. (a)	996,000	426,381
Semiconductors & Semiconductor Equipment - 10.3%
Advanced Semiconductor Engineering, Inc.	5,667,690	5,110,225
Holtek Semiconductor, Inc.	737,000	1,170,295
Opto Technology Corp. (a)	3,671,000	1,333,411
Siliconware Precision Industries Co. Ltd.	4,242,218	6,129,482
Solomon Systech Ltd.	16,570,000	7,618,955
Taiwan Semiconductor Manufacturing Co. Ltd.	11,358,714	23,184,833
Topco Scientific Co. Ltd.	621,788	1,848,780
United Microelectronics Corp.	7,984,538	4,658,301
		51,054,282
TOTAL INFORMATION TECHNOLOGY		124,992,300
MATERIALS - 1.2%
Chemicals - 0.8%
Formosa Chemicals & Fibre Corp.	2,249,500	3,810,638
Construction Materials - 0.4%
Taiwan Cement Corp.	2,504,000	1,923,682
TOTAL MATERIALS		5,734,320
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 0.9%
China Telecom Corp. Ltd. (H Shares)	12,230,000	4,653,522
Wireless Telecommunication Services - 4.0%
China Mobile (Hong Kong) Ltd.	2,672,000	13,146,241
Far EasTone Telecommunications Co. Ltd.	5,535,685	6,681,630
		19,827,871
TOTAL TELECOMMUNICATION SERVICES		24,481,393
UTILITIES - 4.8%
Electric Utilities - 1.2%
Cheung Kong Infrastructure Holdings Ltd.	1,878,000	5,740,868
Gas Utilities - 3.3%
Hong Kong & China Gas Co. Ltd.	7,453,400	16,071,939
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.3%
China Resources Power Holdings Co. Ltd.	2,708,000	$ 1,717,448
TOTAL UTILITIES		23,530,255
TOTAL COMMON STOCKS (Cost $342,260,511)		457,977,094
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 4.46% (b) (Cost $34,915,022)	34,915,022	34,915,022
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $377,175,533)	492,892,116
NET OTHER ASSETS - 0.3%	1,670,832
NET ASSETS - 100%	$ 494,562,948
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 268,053
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $378,749,498. Net unrealized appreciation aggregated $114,142,618, of which $116,930,784 related to appreciated investment securities and $2,788,166 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Diversified International Fund

January 31, 2006

1.813063.101

DIF-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 2.3%
Australia & New Zealand Banking Group Ltd.	4,500,000	$ 84,961,913
Australian Gas Light Co.	2,118,164	28,909,761
BHP Billiton Ltd. sponsored ADR	2,300,000	90,735,000
Brambles Industries Ltd. (d)	15,000,000	112,827,600
Computershare Ltd.	14,500,000	75,752,967
CSL Ltd.	6,300,000	207,798,413
Macquarie Bank Ltd.	1,000,000	51,849,135
Macquarie Capital Alliance Group unit (a)	12,499,900	15,828,342
QBE Insurance Group Ltd.	9,000,000	132,049,238
Zinifex Ltd.	7,000,000	41,665,838
TOTAL AUSTRALIA		842,378,207
Austria - 0.6%
OMV AG	3,300,000	233,209,993
Belgium - 0.3%
RHJ International	1,300,000	33,572,662
Umicore SA	450,000	59,227,645
TOTAL BELGIUM		92,800,307
Bermuda - 0.3%
Clear Media Ltd. (a)(e)	27,321,500	24,085,422
Noble Group Ltd.	10,000,000	8,014,302
Peace Mark Holdings Ltd.	21,040,000	9,073,808
Willis Group Holdings Ltd.	2,000,000	69,420,000
TOTAL BERMUDA		110,593,532
Brazil - 1.1%
Banco Nossa Caixa SA	4,350,000	104,423,599
Companhia Vale do Rio Doce sponsored ADR	1,000,000	51,270,000
Cyrela Brazil Realty SA	1,125,000	16,783,454
Gerdau SA sponsored ADR	1,582,500	34,498,500
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,300,000	109,486,000
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	2,500,000	81,250,000
TOTAL BRAZIL		397,711,553
Canada - 5.8%
ACE Aviation Holdings, Inc. Class A (a)	2,700,000	84,393,520
Astral Media, Inc. Class A (non-vtg.)	1,500,000	42,894,771
ATI Technologies, Inc. (a)	7,000,000	124,149,436
Brookfield Asset Management, Inc. Class A (d)	2,100,000	112,472,014
Canadian National Railway Co.	1,000,000	90,434,172
Canadian Natural Resources Ltd.	3,300,000	204,556,829
Canadian Western Bank, Edmonton	400,000	13,082,225
Corus Entertainment, Inc. Class B (non-vtg.)	1,100,000	34,073,489
EnCana Corp.	4,100,000	204,289,038
Finning International, Inc.	1,500,000	51,231,397
Goldcorp, Inc.	3,000,000	82,049,256

	Shares	Value
ITF Optical Technologies, Inc. Series A (h)	39,827	$ 0
Meridian Gold, Inc. (a)	525,000	14,174,239
Metro, Inc. Class A (sub. vtg.)	700,000	18,450,327
National Bank of Canada	2,020,400	109,539,225
OZ Optics Ltd. unit (a)(h)	102,000	1,504,500
Petro-Canada	2,900,000	138,793,626
Potash Corp. of Saskatchewan	300,000	26,998,551
Power Corp. of Canada (sub. vtg.)	3,400,000	95,825,102
Precision Drilling Trust (d)	3,350,000	111,769,612
Research In Motion Ltd. (a)	600,000	40,695,377
Rogers Communications, Inc. Class B (non-vtg.)	2,500,000	109,969,709
Suncor Energy, Inc.	500,000	39,971,026
Talisman Energy, Inc.	3,900,000	237,297,511
TELUS Corp. (non-vtg.)	1,000,000	39,387,155
TimberWest Forest Corp.	4,500,000	55,235,085
TransCanada Corp.	1,500,000	46,648,229
Yellow Pages Income Fund (d)	500,000	7,120,594
TOTAL CANADA		2,137,006,015
Cayman Islands - 0.6%
Apex Silver Mines Ltd. (a)(d)(e)	2,675,000	42,880,250
GlobalSantaFe Corp.	1,000,000	61,050,000
Hutchison Telecommunications International Ltd. sponsored ADR (a)	3,376,400	84,578,820
Suntech Power Holdings Co. Ltd. sponsored ADR	1,024,900	43,548,001
TOTAL CAYMAN ISLANDS		232,057,071
China - 0.4%
BYD Co. Ltd. (H Shares) (e)	10,000,000	20,294,806
China Life Insurance Co. Ltd. (H Shares) (a)	10,000,000	9,830,297
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (d)	2,740,273	41,679,552
Global Bio-Chem Technology Group Co. Ltd.	96,171,600	51,844,261
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	7,500,000	8,482,500
Weichai Power Co. Ltd. (H Shares)	5,356,000	8,933,697
TOTAL CHINA		141,065,113
Czech Republic - 0.1%
Zentiva NV	929,500	46,730,181
Denmark - 0.9%
Coloplast AS Series B	880,000	57,742,030
Danske Bank AS	3,000,000	105,384,415
GN Store Nordic AS	2,000,000	28,574,685
Novozymes AS Series B	1,793,280	99,711,017
Trygvesta AS	439,222	23,349,178
TOTAL DENMARK		314,761,325
Finland - 0.8%
Metso Corp.	3,500,000	114,633,172
Common Stocks - continued
	Shares	Value
Finland - continued
Neste Oil Oyj	2,200,000	$ 71,119,356
Nokia Corp. sponsored ADR	5,500,000	101,090,000
TOTAL FINLAND		286,842,528
France - 8.0%
Accor SA	1,000,000	59,950,749
Alstom SA (a)	800,000	60,813,612
AXA SA sponsored ADR	4,000,000	135,480,000
BNP Paribas SA	2,200,000	196,246,643
CNP Assurances	1,036,072	90,028,388
Compagnie Generale de Geophysique SA (a)	111,182	14,457,785
Dassault Aviation SA	36,265	26,421,676
Essilor International SA	1,000,000	87,319,305
Financiere Marc de Lacharriere SA (Fimalac)	1,291,759	95,212,901
Ipsos SA (e)	556,666	82,196,717
JC Decaux SA (a)	1,000,000	24,840,732
L'Air Liquide SA	410,000	84,307,791
L'Oreal SA	1,600,000	129,891,263
Lagardere S.C.A. (Reg.)	2,300,000	183,364,463
Neopost SA (e)	1,650,000	165,934,023
Pernod Ricard SA	800,000	148,752,719
Sanofi-Aventis sponsored ADR	10,650,000	489,900,000
Schneider Electric SA	300,000	31,354,740
Societe Generale Series A	200,000	26,420,622
Television Francaise 1 SA	500,000	15,847,512
Total SA sponsored ADR	3,400,000	470,322,000
Veolia Environnement	2,400,000	121,510,555
Vinci SA	2,100,000	195,365,551
TOTAL FRANCE		2,935,939,747
Germany - 6.1%
Allianz AG sponsored ADR (d)	10,000,000	161,500,000
Bayer AG	5,250,000	219,502,511
Bijou Brigitte Modische Accessoires AG	108,788	30,408,313
Celesio AG	900,000	84,274,978
Commerzbank AG	1,000,000	34,016,247
Continental AG	500,000	48,672,765
DaimlerChrysler AG	2,000,000	114,640,000
Deutsche Boerse AG	750,000	94,884,547
Deutsche Post AG	3,000,000	84,548,421
Deutsche Postbank AG	1,000,000	66,707,817
Deutsche Telekom AG sponsored ADR	1,000,000	15,850,000
E.ON AG	320,700	35,915,194
E.ON AG sponsored ADR (d)	7,500,000	279,975,000
Fresenius AG	60,702	9,147,621
GFK AG	1,600,000	66,092,875
Heidelberger Druckmaschinen AG	1,000,000	44,236,920
Hypo Real Estate Holding AG	2,000,000	130,523,219
K&S AG	300,282	20,542,062

	Shares	Value
KarstadtQuelle AG (a)(d)	1,000,000	$ 21,510,810
MPC Muenchmeyer Petersen Capital AG	236,029	20,873,787
MTU Aero Engines Holding AG	1,250,000	42,763,369
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	500,000	67,892,734
Q-Cells AG	600,000	61,688,628
RWE AG	1,500,000	123,632,468
SAP AG sponsored ADR	2,800,000	143,836,000
Siemens AG sponsored ADR	700,000	64,120,000
SolarWorld AG	600,000	125,674,172
Techem AG	600,000	28,255,725
United Internet AG	200,000	8,995,651
TOTAL GERMANY		2,250,681,834
Greece - 0.2%
Cosmote Mobile Telecommunications SA	900,000	20,781,630
EFG Eurobank Ergasias SA	500,000	18,594,090
Greek Organization of Football Prognostics SA	1,000,000	37,601,382
TOTAL GREECE		76,977,102
Hong Kong - 0.9%
Aeon Credit Service (Asia) Co. Ltd.	6,902,000	5,340,350
China Mobile (Hong Kong) Ltd. sponsored ADR	500,000	12,300,000
Cosco Pacific Ltd.	22,000,000	44,090,465
Esprit Holdings Ltd.	4,000,000	34,222,116
Melco International Development Ltd.	40,000,000	62,660,213
Shun Tak Holdings Ltd.	30,000,000	32,344,847
Techtronic Industries Co. Ltd.	35,000,000	68,812,076
Television Broadcasts Ltd.	6,648,000	35,500,790
Wharf Holdings Ltd.	10,000,000	37,925,918
TOTAL HONG KONG		333,196,775
Hungary - 0.1%
Gedeon Richter Ltd.	204,500	42,777,661
India - 2.2%
ABB Ltd. India	300,000	17,273,990
Bajaj Auto Ltd.	1,500,000	73,579,398
Bharat Forge Ltd.	1,250,000	10,971,827
Bharti Televentures Ltd. (a)	6,000,000	51,246,899
GAIL India Ltd.	997,803	6,643,312
HDFC Bank Ltd.	850,000	14,754,297
Housing Development Finance Corp. Ltd.	668,110	20,377,165
ICICI Bank Ltd.	1,000,000	14,337,166
Infosys Technologies Ltd.	2,800,000	183,604,785
Larsen & Toubro Ltd.	600,000	29,670,120
Reliance Capital Ventures Ltd. (a)	4,000,000	2,186,227
Reliance Communication Ventures Ltd. (a)	4,000,000	13,003,984
Reliance Energy Ventures Ltd. (a)	4,000,000	4,343,768
Reliance Industries Ltd.	4,000,000	65,010,815
Reliance Natural Resources Ltd. (a)	4,000,000	455,322
Common Stocks - continued
	Shares	Value
India - continued
Satyam Computer Services Ltd.	8,500,000	$ 144,504,841
State Bank of India	7,200,000	158,967,152
TOTAL INDIA		810,931,068
Ireland - 1.5%
Allied Irish Banks PLC	4,000,000	89,699,980
C&C Group PLC	3,000,000	20,489,958
CRH PLC	5,500,000	170,445,824
DEPFA BANK PLC	4,344,493	74,393,260
IAWS Group PLC (Ireland)	3,916,027	63,058,706
Ryanair Holdings PLC sponsored ADR (a)	2,600,000	142,324,000
TOTAL IRELAND		560,411,728
Israel - 0.2%
Scopus Video Networks Ltd.	500,000	3,335,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,700,000	72,471,000
TOTAL ISRAEL		75,806,000
Italy - 2.1%
Banca Intesa Spa	30,000,000	170,737,496
ENI Spa sponsored ADR	3,625,000	219,856,250
FASTWEB Spa (a)	1,500,000	72,681,016
Tod's Spa	200,000	14,865,550
Unicredito Italiano Spa	40,000,000	285,595,499
TOTAL ITALY		763,735,811
Japan - 16.8%
Acom Co. Ltd.	200,000	11,454,870
Aeon Co. Ltd.	5,000,000	131,679,871
Aiful Corp.	600,000	40,501,149
Astellas Pharma, Inc.	1,000,000	41,336,400
Canon, Inc. sponsored ADR	4,200,000	252,924,000
Credit Saison Co. Ltd.	2,300,000	103,110,879
Daito Trust Construction Co.	500,000	23,438,165
Daiwa Securities Group, Inc.	9,100,000	106,798,768
eAccess Ltd. (d)	25,000	18,814,454
East Japan Railway Co.	21,000	145,870,614
Fanuc Ltd.	1,600,000	140,867,632
Fujitsu Ltd.	2,500,000	22,031,875
Furukawa Electric Co. Ltd. (a)	5,000,000	44,745,587
Hirose Electric Co. Ltd.	300,000	45,538,223
Hitachi Metals Ltd.	1,000,000	11,710,559
Hoya Corp.	6,500,000	260,376,703
Ibiden Co. Ltd.	2,700,000	151,419,067
JGC Corp.	1,000,000	21,222,193
JSR Corp.	2,250,000	66,926,614
Kao Corp.	200,000	5,761,527
Keyence Corp. (d)	500,000	137,432,875
Kose Corp.	330,000	14,287,905
Kuraray Co. Ltd.	3,000,000	35,361,798
Kurita Water Industries Ltd.	243,400	5,694,477

	Shares	Value
Marui Co. Ltd.	377,600	$ 6,935,379
Matsushita Electric Industrial Co. Ltd.	8,000,000	174,159,992
Mitsubishi Corp.	1,500,000	35,029,403
Mitsubishi Electric Corp.	5,000,000	40,697,177
Mitsubishi Estate Co. Ltd.	500,000	11,612,545
Mitsubishi UFJ Financial Group, Inc. (d)	8,000	115,599,995
Mitsui & Co. Ltd.	11,500,000	165,349,860
Mitsui Fudosan Co. Ltd.	2,000,000	42,103,467
Mitsui O.S.K. Lines Ltd.	3,085,000	27,949,841
Mitsui Trust Holdings, Inc.	5,000,000	73,851,526
Mizuho Financial Group, Inc.	30,000	245,461,507
Murata Manufacturing Co. Ltd.	1,300,000	94,178,807
NEOMAX Co. Ltd.	1,000,000	34,432,795
Nikko Cordial Corp.	12,000,000	190,641,771
Nintendo Co. Ltd.	400,000	54,853,828
Nippon Electric Glass Co. Ltd.	3,000,000	79,007,923
Nippon Oil Corp.	5,000,000	39,674,421
Nitto Denko Corp.	3,600,000	304,679,096
ORIX Corp.	1,500,000	388,008,164
Seiyu Ltd. (a)(d)	8,922,000	28,211,556
Seven & I Holdings Co. Ltd. (a)	4,200,000	177,550,490
Sharp Corp.	1,000,000	18,281,769
Shin-Etsu Chemical Co. Ltd.	2,500,000	142,120,508
Softbank Corp. (d)	1,200,000	40,398,873
Sompo Japan Insurance, Inc.	2,700,000	38,384,043
Sony Corp.	2,590,800	126,690,114
Sumco Corp.	2,500,000	135,089,059
Sumitomo Electric Industries Ltd.	2,500,000	41,442,937
Sumitomo Mitsui Financial Group, Inc.	25,000	291,911,688
T&D Holdings, Inc.	1,700,000	121,273,326
Takefuji Corp.	1,400,000	84,241,026
The Keiyo Bank Ltd.	1,000,000	7,986,022
The Sumitomo Warehouse Co. Ltd.	1,000,000	8,267,280
Tokuyama Corp.	4,534,000	85,980,990
Tokyo Electron Ltd.	1,800,000	137,918,684
Toyota Motor Corp.	682,200	35,375,479
Toyota Motor Corp. sponsored ADR	4,000,000	414,840,000
Yahoo! Japan Corp.	200,000	271,030,414
Yamato Holdings Co. Ltd.	900,000	15,533,111
TOTAL JAPAN		6,186,061,071
Korea (South) - 3.4%
AmorePacific Corp.	255,950	91,461,210
CJ Home Shopping	100,000	14,231,097
Core Logic, Inc.	270,000	11,392,170
Hana Financial Group, Inc. (a)	1,010,000	49,770,294
Hyundai Department Store Co. Ltd.	200,000	22,711,414
Hyundai Motor Co.	800,000	72,676,526
Kookmin Bank sponsored ADR	2,600,000	207,324,000
Korea Exchange Bank (a)	6,000,000	92,512,550
LG Card Co. Ltd. (a)	1,000,000	55,945,090
LG Household & Health Care Ltd.	400,000	25,836,838
Lotte Shopping Co. Ltd. GDR (a)(f)	1,844,200	38,119,614
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Orion Corp.	100,000	$ 26,982,827
Samsung Electronics Co. Ltd.	430,000	331,503,306
Shinhan Financial Group Co. Ltd.	3,949,840	168,919,720
Woongjin Coway Co. Ltd.	1,000,000	27,972,545
TOTAL KOREA (SOUTH)		1,237,359,201
Luxembourg - 0.2%
Tenaris SA sponsored ADR	350,000	56,857,500
Malaysia - 0.0%
Genting BHD	1,000,000	6,105,853
Resorts World BHD	2,000,000	6,665,778
TOTAL MALAYSIA		12,771,631
Mexico - 1.1%
America Movil SA de CV Series L sponsored ADR	5,200,000	175,396,000
Cemex SA de CV sponsored ADR	1,400,000	92,372,000
Fomento Economico Mexicano SA de CV sponsored ADR	1,800,000	141,012,000
TOTAL MEXICO		408,780,000
Netherlands - 3.9%
Aegon NV	2,000,000	32,326,980
ASML Holding NV (NY Shares) (a)	5,500,000	124,245,000
DSM NV	500,000	22,373,673
EADS NV	2,300,000	90,144,877
Fugro NV (Certificaten Van Aandelen) unit	2,000,000	75,324,294
ING Groep NV sponsored ADR	10,000,000	357,500,000
Koninklijke KPN NV	9,000,000	86,954,715
Koninklijke Numico NV (a)	4,200,000	190,899,323
Koninklijke Philips Electronics NV (NY Shares)	2,000,000	67,340,000
OPG Groep NV (A Shares)(Certificaten Van Aandelen) unit	523,600	39,961,592
QIAGEN NV (a)	4,000,000	47,360,000
Reed Elsevier NV sponsored ADR (d)	4,000,000	113,520,000
VNU NV	6,000,000	201,034,925
TOTAL NETHERLANDS		1,448,985,379
Netherlands Antilles - 0.3%
Schlumberger Ltd. (NY Shares)	1,000,000	127,450,000
Norway - 0.8%
DnB NOR ASA	18,500,000	207,202,670
Odfjell ASA:
(A Shares)	1,219,500	24,200,430
(B Shares)	1,251,150	21,160,662
Storebrand ASA (A Shares)	6,000,000	61,112,197
TOTAL NORWAY		313,675,959

	Shares	Value
Philippines - 0.0%
Philippine Long Distance Telephone Co. sponsored ADR	500,000	$ 17,895,000
Poland - 0.1%
Polski Koncern Naftowy Orlen SA	1,000,000	20,277,787
Portugal - 0.4%
Brisa Auto-Estradas de Portugal SA (d)	5,000,000	43,690,035
Energias de Portugal SA	30,000,000	98,803,890
TOTAL PORTUGAL		142,493,925
Russia - 0.3%
Mobile TeleSystems OJSC sponsored ADR	600,000	22,488,000
Novatek JSC GDR (f)	1,500,000	43,485,000
OAO Gazprom sponsored ADR	400,000	34,120,000
TOTAL RUSSIA		100,093,000
Singapore - 0.1%
Want Want Holdings Ltd.	18,000,000	21,240,000
South Africa - 1.2%
African Bank Investments Ltd.	9,000,000	42,131,925
Edgars Consolidated Stores Ltd.	3,000,000	17,449,775
FirstRand Ltd.	25,000,000	79,823,439
JD Group Ltd.	4,179,899	59,316,252
Massmart Holdings Ltd.	3,000,000	29,300,771
MTN Group Ltd.	2,910,000	30,299,245
Nedbank Group Ltd.	2,628,300	46,405,363
Sasol Ltd.	1,750,000	71,902,974
Steinhoff International Holdings Ltd.	17,000,000	59,076,771
TOTAL SOUTH AFRICA		435,706,515
Spain - 2.9%
Actividades de Construccion y Servicios SA (ACS)	4,200,000	146,237,048
Altadis SA (Spain)	2,000,000	83,150,826
Antena 3 Television SA	2,888,962	78,259,198
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	10,700,000	216,568,000
Compania de Distribucion Integral Logista SA	647,820	35,034,656
Enagas SA	4,000,000	75,786,108
Fomento Construcciones y Contratas SA (FOCSA)	800,000	51,577,332
Gestevision Telecinco SA	3,000,000	74,011,770
Inditex SA	2,500,000	85,891,327
Prosegur Comp Securidad SA (Reg.)	600,000	16,180,504
Red Electrica de Espana SA	1,065,977	33,980,489
Telefonica SA sponsored ADR	2,000,000	91,460,000
Union Fenosa SA	2,000,000	75,348,600
TOTAL SPAIN		1,063,485,858
Sweden - 1.8%
Atlas Copco AB (A Shares)	8,264,300	194,273,577
Gambro AB (A Shares)	3,158,000	37,014,473
Common Stocks - continued
	Shares	Value
Sweden - continued
Hennes & Mauritz AB (H&M) (B Shares)	1,000,000	$ 36,808,766
Modern Times Group AB (MTG) (B Shares) (a)	760,800	37,071,629
Skandinaviska Enskilda Banken AB (A Shares)	2,022,000	45,135,712
SKF AB (B Shares)	8,500,000	119,216,941
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	5,500,000	200,640,000
TOTAL SWEDEN		670,161,098
Switzerland - 11.4%
ABB Ltd. (Reg.) (a)	27,000,000	293,604,538
Actelion Ltd. (Reg.) (a)	629,429	56,282,992
Adecco SA sponsored ADR	4,000,000	56,000,000
Alcon, Inc.	700,000	89,544,000
Baloise Holdings AG (Reg.)	300,000	19,010,366
Compagnie Financiere Richemont unit	3,500,000	159,221,592
Credit Suisse Group sponsored ADR (d)	6,800,000	397,936,000
Julius Baer Holding AG (Bearer)	350,000	28,120,477
Logitech International SA (Reg.) (a)	1,000,000	42,519,069
Nestle SA (Reg.)	1,100,000	322,706,826
Nobel Biocare Holding AG (Switzerland)	619,000	140,434,187
Novartis AG sponsored ADR	11,700,000	645,372,000
Roche Holding AG (participation certificate)	4,500,000	711,128,495
Schindler Holding AG (Reg.)	140,000	60,676,706
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	175,000	164,150,205
Swiss Reinsurance Co. (Reg.)	2,250,000	167,308,821
Syngenta AG sponsored ADR	5,000,000	127,700,000
Tecan Group AG (e)	800,000	39,804,420
The Swatch Group AG (Reg.)	4,000,000	130,960,297
UBS AG (NY Shares)	4,725,000	514,080,000
Zurich Financial Services AG	150,000	32,857,422
TOTAL SWITZERLAND		4,199,418,413
Taiwan - 0.5%
Catcher Technology Co. Ltd.	3,000,000	22,758,013
Chi Mei Optoelectronics Corp.	15,000,000	22,155,311
Powertech Technology, Inc.	5,000,000	18,965,011
United Microelectronics Corp. sponsored ADR (d)	35,000,000	114,800,000
Yuanta Core Pacific Securities Co. Ltd.	16,422,000	11,375,602
TOTAL TAIWAN		190,053,937
Turkey - 0.3%
Acibadem Saglik Hizmetleri AS	2,500,000	26,246,224
Finansbank AS	9,000,000	50,981,873
Yapi ve Kredi Bankasi AS (a)	5,000,000	27,756,798
TOTAL TURKEY		104,984,895
United Arab Emirates - 0.1%
Investcom LLC GDR	1,300,000	22,893,000

	Shares	Value
United Kingdom - 12.3%
Associated British Foods PLC	1,000,000	$ 14,676,337
BAE Systems PLC	34,000,000	252,219,529
Benfield Group PLC	1,000,000	6,413,115
BG Group PLC	13,000,000	146,852,321
Big Yellow Group PLC	4,000,000	25,474,564
BP PLC sponsored ADR	6,500,000	470,015,000
British American Tobacco PLC sponsored ADR	4,500,000	206,100,000
Cadbury Schweppes PLC sponsored ADR	1,500,000	59,745,000
Capita Group PLC	24,000,000	182,413,532
Enterprise Inns PLC	5,000,000	82,187,489
Filtrona PLC (e)	12,000,000	58,918,824
Hammerson PLC	1,363,500	25,323,246
Hilton Group PLC	6,000,000	38,878,952
HSBC Holdings PLC sponsored ADR	3,550,000	295,289,000
Imperial Tobacco Group PLC	1,000,000	29,744,044
Inchcape PLC	977,240	41,253,682
Informa PLC	7,000,000	54,262,422
Intertek Group PLC	3,000,000	40,213,164
ITV PLC	35,000,000	67,399,968
Jardine Lloyd Thompson Group PLC	3,495,800	28,482,348
Maiden Group PLC	1,335,000	1,549,621
Meggitt PLC	10,000,000	64,486,937
Old Mutual PLC	15,119,329	51,775,821
Prudential PLC	3,000,000	30,420,045
Punch Taverns Ltd.	5,000,000	77,028,534
Reckitt Benckiser PLC	6,700,000	220,024,092
Rio Tinto PLC (Reg.)	3,000,000	153,757,476
Rolls-Royce Group PLC	12,593,820	97,232,388
Royal Bank of Scotland Group PLC	8,000,000	247,629,838
Serco Group PLC	8,997,000	50,336,395
Smiths Group PLC	10,000,000	176,471,839
Standard Chartered PLC (United Kingdom)	7,000,000	173,714,466
Taylor Nelson Sofres PLC	6,062,020	26,933,116
Tesco PLC	50,000,000	282,853,048
Virgin Mobile Holdings (UK) PLC	1,000,000	6,573,220
Vodafone Group PLC sponsored ADR	18,000,000	379,980,000
William Hill PLC	5,000,000	50,789,022
Wolseley PLC	4,000,000	96,347,931
Xstrata PLC	5,000,000	140,270,206
Yell Group PLC	9,000,000	85,296,205
TOTAL UNITED KINGDOM		4,539,332,737
United States of America - 3.7%
Amerada Hess Corp.	300,000	46,440,000
American International Group, Inc.	1,600,000	104,736,000
Applied Materials, Inc.	1,000,000	19,050,000
Corning, Inc. (a)	4,750,000	115,662,500
Covance, Inc. (a)	761,000	43,232,410
Evergreen Solar, Inc. (a)	600,000	9,258,000
Global Payments, Inc.	400,000	20,372,000
Common Stocks - continued
	Shares	Value
United States of America - continued
Halliburton Co.	3,150,000	$ 250,582,500
IMS Health, Inc.	1,000,000	24,600,000
Newmont Mining Corp.	3,000,000	185,400,000
NII Holdings, Inc. (a)	203,200	10,050,272
NTL, Inc. (a)	500,000	31,625,000
Phelps Dodge Corp.	600,000	96,300,000
Shaw Group, Inc. (a)	1,000,000	35,620,000
Synthes, Inc.	2,500,000	299,432,818
Transocean, Inc. (a)	500,000	40,575,000
Weatherford International Ltd. (a)	1,000,000	44,780,000
TOTAL UNITED STATES OF AMERICA		1,377,716,500
TOTAL COMMON STOCKS (Cost $24,425,009,367)		35,383,306,957
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (h)	198,000	2
Nonconvertible Preferred Stocks - 0.5%
Germany - 0.2%
Porsche AG (non-vtg.) (d)	100,000	77,353,845
Italy - 0.1%
Banca Intesa Spa (Risp)	11,000,000	57,550,531
United Kingdom - 0.2%
European Capital Ltd. preference shares (h)	4,900,000	59,549,700
TOTAL NONCONVERTIBLE PREFERRED STOCKS		194,454,076
TOTAL PREFERRED STOCKS (Cost $158,705,868)		194,454,078
Government Obligations - 0.5%
		Principal Amount
Japan - 0.4%
Japan Government:
0.2% 3/20/08	JPY	$ 5,860,000,000	49,802,256
0.3% 1/15/08	JPY	11,400,000,000	97,198,185
TOTAL JAPAN			147,000,441

		Principal Amount	Value
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 3.9% to 4.22% 2/2/06 to 4/6/06 (g)		$ 13,350,000	$ 13,293,790
TOTAL GOVERNMENT OBLIGATIONS (Cost $163,466,567)			160,294,231
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 4.46% (b)	1,363,110,518	1,363,110,518
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	550,430,709	550,430,709
TOTAL MONEY MARKET FUNDS (Cost $1,913,541,227)		1,913,541,227
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $26,660,723,029)	37,651,596,493
NET OTHER ASSETS - (2.3)%	(831,904,354)
NET ASSETS - 100%	$ 36,819,692,139
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
3,039 Nikkei 225 Index Contracts (Japan) (Chicago Mercantile Exchange)	March 2006	$ 251,781,150	$ 18,579,921
425 Nikkei 225 Index Contracts (Japan) (Osaka Stock Exchange)	March 2006	60,346,882	4,158,357
TOTAL EQUITY INDEX CONTRACTS		$ 312,128,032	$ 22,738,278

The face value of futures purchased as a percentage of net assets - 0.9%
Currency Abbreviation
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $81,604,614 or 0.2% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $13,293,790.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,054,202 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
European Capital Ltd. preference shares	8/22/05 - 8/29/05	$ 59,927,350
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,999,935
MetroPhotonics, Inc. Series 2	9/29/00	$ 1,980,000
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Apex Silver Mines Ltd.	$ 40,981,000	$ -	$ -	$ -	$ 42,880,250
Beijing Media Corp. Ltd. (H Shares)	4,450,407	-	4,125,101	-	-
BYD Co. Ltd. (H Shares)	14,060,706	-	-	-	20,294,806
Clear Media Ltd.	22,908,599	-	-	-	24,085,422
Filtrona PLC	57,309,467	-	-	-	58,918,824
Ipsos SA	66,063,034	-	-	-	82,196,717
Neopost SA	156,956,234	2,228,229	-	-	165,934,023
Tecan Group AG	29,756,041	-	-	-	39,804,420
Total	$ 392,485,488	$ 2,228,229	$ 4,125,101	$ -	$ 434,114,462
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 8,843,366
Fidelity Securities Lending Cash Central Fund	1,629,449
Total	$ 10,472,815

Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $26,552,217,510. Net unrealized appreciation aggregated $11,099,378,983, of which $11,269,173,356 related to appreciated investment securities and $169,794,373 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Fund

January 31, 2006

1.813065.101

EMF-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Argentina - 0.2%
Inversiones y Representaciones SA sponsored GDR (a)	558,600	$ 6,144,600
Austria - 0.7%
Erste Bank der Oesterreichischen Sparkassen AG	35,800	1,997,005
Raiffeisen International Bank Holding AG	120,400	8,712,019
voestalpine AG	70,200	8,275,464
TOTAL AUSTRIA		18,984,488
Bermuda - 1.1%
Aquarius Platinum Ltd. (Australia)	844,800	9,563,704
Central European Media Enterprises Ltd. Class A (a)	199,400	12,027,808
Credicorp Ltd. (NY Shares)	178,100	5,307,380
Sinochem Hong Kong Holding Ltd. (a)	11,043,900	2,367,413
TOTAL BERMUDA		29,266,305
Brazil - 12.8%
AES Tiete SA (PN)	157,389,700	4,111,913
Banco Bradesco SA:
(PN)	899,000	35,134,968
(PN) sponsored ADR (non-vtg.) (d)	104,200	4,161,748
Banco do Brasil SA	215,500	5,241,365
Banco Itau Holding Financeira SA (PN)	668,300	20,076,191
Banco Nossa Caixa SA	234,600	5,631,673
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	260,700	12,372,822
Companhia Vale do Rio Doce:
(PN-A) sponsored ADR (non-vtg.)	1,278,000	56,717,640
sponsored ADR	27,600	1,415,052
Cyrela Brazil Realty SA	490,700	7,320,570
Diagnosticos da America SA (a)	310,600	7,933,499
Itausa Investimentos Itau SA (PN)	974,100	3,932,510
Lojas Renner SA	290,400	12,340,687
Natura Cosmeticos SA	137,000	7,339,286
NET Servicos de Communicacao SA sponsored ADR (d)	1,153,100	6,134,492
Petroleo Brasileiro SA Petrobras:
(PN)	1,714,800	36,164,295
(PN) sponsored ADR (non-vtg.)	549,900	47,401,380
sponsored ADR	185,200	17,501,400
Tam SA (PN) (a)	181,500	4,348,779
Telesp Celular Participacoes SA sponsored ADR (d)	933,600	4,499,952
Tractebel Energia SA	299,700	2,127,165
Uniao de Bancos Brasileiros SA (Unibanco):
unit	745,300	12,533,978

	Shares	Value
GDR	189,600	$ 15,968,112
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	437,600	14,222,000
TOTAL BRAZIL		344,631,477
British Virgin Islands - 0.1%
Equator Exploration Ltd. (a)	250,100	1,597,246
Titanium Resources Group Ltd.	1,364,400	1,517,000
TOTAL BRITISH VIRGIN ISLANDS		3,114,246
Canada - 0.1%
SXR Uranium One, Inc. (a)	333,160	2,196,236
Cayman Islands - 0.7%
Foxconn International Holdings Ltd.	7,408,500	12,921,053
FU JI Food & Catering Services Holdings Ltd.	1,343,000	2,793,732
Samson Holding Ltd.	6,186,000	3,001,278
TOTAL CAYMAN ISLANDS		18,716,063
China - 2.4%
Agile Property Holdings Ltd.	920,000	536,798
Beijing Capital International Airport Co. Ltd. (H Shares)	6,639,700	3,684,609
China Gas Holdings Ltd. (a)	11,344,000	2,187,131
China Petroleum & Chemical Corp. (H Shares)	34,791,700	21,480,382
China Shenhua Energy Co. Ltd. (H Shares)	7,497,300	9,795,058
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (d)	228,400	3,473,964
China Ting Group Holdings Ltd.	4,912,000	1,401,864
Dongfeng Motor Group Co. Ltd. (H Shares)	12,634,000	4,006,321
Li Ning Co. Ltd.	7,942,000	6,547,992
Xiamen International Port Co. Ltd. (H Shares)	16,065,500	3,932,932
Xinao Gas Holdings Ltd. (d)	6,504,000	4,949,903
Yantai Changyu Pioneer Wine Co. (B Shares)	1,096,500	2,404,267
TOTAL CHINA		64,401,221
Cyprus - 0.0%
XXI Century Investments Public Ltd.	94,200	1,168,850
Czech Republic - 0.6%
Ceske Energeticke Zavody AS	464,600	16,198,819
Egypt - 1.6%
Commercial International Bank Ltd. sponsored GDR	393,700	4,074,795
Eastern Tobacco Co.	145,300	8,872,508
Misr International Bank SAE GDR	230,200	768,868
Orascom Construction Industries SAE GDR	119,434	11,465,664
Orascom Hotels & Development (OHD)	126,460	1,526,764
Orascom Telecom SAE GDR	242,013	16,021,261
TOTAL EGYPT		42,729,860
Common Stocks - continued
	Shares	Value
Hong Kong - 2.3%
Chaoda Modern Agriculture (Holdings) Ltd.	21,086,000	$ 12,771,223
China Mobile (Hong Kong) Ltd.	5,611,100	27,606,613
China Overseas Land & Investment Ltd.	14,188,600	7,243,865
CNOOC Ltd.	6,045,000	5,204,140
CNOOC Ltd. sponsored ADR	30,000	2,582,700
Kerry Properties Ltd.	2,212,800	7,073,065
TOTAL HONG KONG		62,481,606
Hungary - 0.8%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	206,072	21,426,478
India - 2.8%
Apollo Hospitals Enterprise Ltd.	130,142	1,603,924
Apollo Hospitals Enterprise Ltd. GDR (a)(e)	54,800	672,431
Bharat Forge Ltd.	278,269	2,442,496
Bharti Televentures Ltd. (a)	749,144	6,398,551
Crompton Greaves Ltd.	266,944	5,508,132
Federal Bank Ltd. GDR (a)(e)	337,300	1,382,687
Gujarat Ambuja Cement Ltd.	2,755,252	5,554,413
Indian Hotels Co. Ltd.	44,400	1,321,437
ITC Ltd.	1,500	5,286
Jaiprakash Associates Ltd.	458,725	4,263,506
Larsen & Toubro Ltd.	223,558	11,054,988
Oil & Natural Gas Corp. Ltd.	356,337	10,037,468
Reliance Capital Ventures Ltd. (a)	678,549	370,865
Reliance Communication Ventures Ltd. (a)	678,549	2,205,960
Reliance Energy Ventures Ltd. (a)	678,549	736,865
Reliance Industries Ltd.	678,549	11,028,256
Reliance Natural Resources Ltd. (a)	678,549	77,240
State Bank of India	432,374	9,546,287
Suzlon Energy Ltd.	88,926	2,363,296
TOTAL INDIA		76,574,088
Indonesia - 0.8%
PT Aneka Tambang Tbk	26,358,900	12,026,119
PT Perusahaan Gas Negara Tbk Series B	12,100,800	10,719,000
TOTAL INDONESIA		22,745,119
Israel - 4.0%
AudioCodes Ltd. (a)	351,700	4,456,039
Bank Hapoalim BM (Reg.)	3,054,245	14,029,106
Delek Group Ltd.	15,100	2,224,217
ECI Telecom Ltd. (a)	330,700	2,761,345
ECtel Ltd. (a)	122,700	560,739
Israel Chemicals Ltd.	3,324,600	13,217,697
Ituran Location & Control Ltd.	245,000	4,351,200
M-Systems Flash Disk Pioneers Ltd. (a)	73,200	2,121,336
Orckit Communications Ltd. (a)	345,700	10,457,425
Orpak Systems Ltd.	832,800	2,140,781
Partner Communications Co. Ltd. ADR	271,100	2,160,667

	Shares	Value
RADWARE Ltd. (a)	344,500	$ 6,734,975
Teva Pharmaceutical Industries Ltd. sponsored ADR	977,700	41,679,351
TOTAL ISRAEL		106,894,878
Korea (South) - 22.8%
Binggrea Co. Ltd.	73,200	3,637,618
CJ Corp.	83,000	10,808,758
CJ Home Shopping	89,271	12,704,243
Cj Internet Corp. (a)	131,900	3,394,138
Daegu Bank Co. Ltd.	694,920	10,968,194
Daelim Industrial Co.	222,730	18,563,352
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	618,750	15,309,694
Dongbu Insurance Co. Ltd.	343,880	7,272,616
Hana Financial Group, Inc. (a)	241,257	11,888,546
Hanil Cement Co. Ltd.	114,240	8,950,014
Hanjin Heavy Industries & Construction Co. Ltd.	346,300	8,496,325
Hanwha Corp.	187,380	6,403,019
Hynix Semiconductor, Inc. (a)	269,770	10,483,111
Hyundai Department Store Co. Ltd.	150,490	17,089,204
Hyundai Mipo Dockyard Co. Ltd.	158,100	10,590,843
Hyundai Motor Co.	355,460	32,291,997
Hyundai Securities Co. Ltd. (a)	604,270	10,072,533
Industrial Bank of Korea	724,710	12,948,399
Kia Motors Corp.	455,740	10,682,856
Kookmin Bank	163,400	13,039,727
Korea Exchange Bank (a)	425,800	6,565,307
Korea Gas Corp.	60,140	1,870,232
Korea Investment Holdings Co. Ltd.	307,070	12,668,356
Korea Zinc Co. Ltd.	39,710	2,407,745
Korean Air Co. Ltd.	302,230	9,414,482
Kyeryong Construction Industrial Co. Ltd.	230,560	7,326,077
LG Card Co. Ltd. (a)	105,100	5,879,829
LG Electronics, Inc.	243,130	21,150,114
LG Engineering & Construction Co. Ltd.	220,450	11,207,729
LG Investment & Securities Co. Ltd.	385,900	8,985,453
Lotte Shopping Co. Ltd. GDR (a)(e)	130,700	2,701,569
MegaStudy Co. Ltd. (a)	89,494	5,594,134
NHN Corp. (a)	52,319	15,458,002
Nong Shim Co. Ltd.	7,200	2,220,301
Phicom Corp.	98,800	1,435,882
POSCO	113,760	26,132,795
Pusan Bank	402,500	5,157,731
Samchully Co. Ltd.	45,040	5,794,994
Samsung Electronics Co. Ltd.	195,765	150,922,665
Samsung Heavy Industries Ltd.	689,640	11,136,323
Samsung SDI Co. Ltd.	134,600	13,574,008
Shinhan Financial Group Co. Ltd.	399,490	17,084,677
SK Corp.	270,460	16,765,160
Woongjin Coway Co. Ltd.	291,710	8,159,871
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Wooree Lighting Co. Ltd.	419,649	$ 2,220,944
Woori Finance Holdings Co. Ltd.	428,040	8,472,774
TOTAL KOREA (SOUTH)		615,902,341
Lebanon - 0.3%
Solidere GDR (a)	350,000	9,012,500
Luxembourg - 1.3%
Evraz Group SA:
GDR (e)	66,100	1,355,050
GDR	385,800	7,908,900
Orco Property Group	79,300	7,334,007
Tenaris SA sponsored ADR	112,100	18,210,645
TOTAL LUXEMBOURG		34,808,602
Malaysia - 0.1%
UMW Holdings BHD	2,244,400	3,680,325
Mexico - 6.7%
America Movil SA de CV Series L sponsored ADR	2,062,200	69,558,006
Cemex SA de CV sponsored ADR	581,600	38,373,968
Corporacion Geo SA de CV Series B (a)	1,599,200	5,491,328
Gruma SA de CV Series B	1,361,600	5,036,613
Grupo Financiero Banorte SA de CV Series O	3,841,360	9,144,300
Grupo Mexico SA de CV Series B	6,792,801	19,038,641
Sare Holding SA de CV Series B (a)	1,590,500	1,979,891
Urbi, Desarrollos Urbanos, SA de CV (a)	1,392,400	10,263,754
Wal-Mart de Mexico SA de CV Series V	3,613,837	20,998,026
TOTAL MEXICO		179,884,527
Netherlands - 0.1%
Pyaterochka Holding NV GDR	168,300	2,642,310
Oman - 0.1%
BankMuscat SAOG sponsored GDR (a)(e)	134,300	3,861,125
Philippines - 0.5%
Ayala Corp.	349,600	2,265,336
Philippine Long Distance Telephone Co.	348,450	12,409,998
TOTAL PHILIPPINES		14,675,334
Poland - 0.3%
TVN SA (a)	328,300	8,462,362
Romania - 0.1%
Banca Transilvania SA	5,127,000	2,563,371
Russia - 8.3%
Concern Kalina OJSC (a)	60,462	2,673,917
JSC MMC 'Norilsk Nickel' sponsored ADR	226,800	20,468,700
Lukoil Oil Co. sponsored ADR	896,540	68,899,099
Mobile TeleSystems OJSC sponsored ADR	317,300	11,892,404

	Shares	Value
Novatek JSC:
GDR	121,300	$ 3,516,487
GDR (e)	384,100	11,135,059
Novolipetsk Iron & Steel Corp. sponsored GDR (a)	261,800	4,751,670
OAO Gazprom sponsored ADR	344,458	29,382,267
Polyus Gold Co. Zao ADR (a)	153,900	2,523,960
RBC Information Systems Jsc (a)	390,500	2,694,450
Sberbank RF GDR (a)	91,400	13,592,875
Seventh Continent (a)	194,300	4,935,220
Sistema JSFC sponsored GDR (e)	391,900	9,581,955
Surgutneftegaz JSC sponsored ADR	240,200	25,701,400
Vimpel Communications sponsored ADR (a)	228,400	10,689,120
VSMPO-Avisma Corp. (a)	12,100	2,311,100
TOTAL RUSSIA		224,749,683
Singapore - 0.1%
Boustead Singapore Ltd.	2,372,000	1,535,417
Raffles Education Corp. Ltd.	1,000,200	1,122,227
TOTAL SINGAPORE		2,657,644
South Africa - 10.1%
Absa Group Ltd.	672,718	12,421,459
African Bank Investments Ltd.	4,254,726	19,917,755
Aspen Pharmacare Holdings Ltd.	1,296,400	8,770,661
Aveng Ltd.	2,793,829	9,473,732
Edgars Consolidated Stores Ltd.	1,901,881	11,062,465
FirstRand Ltd.	6,199,156	19,793,518
Foschini Ltd.	1,133,400	10,847,275
Impala Platinum Holdings Ltd.	119,766	20,750,679
JD Group Ltd.	782,600	11,105,746
Lewis Group Ltd.	902,878	7,934,868
MTN Group Ltd.	2,934,500	30,554,342
Naspers Ltd. Class N sponsored ADR	730,300	15,453,148
Sasol Ltd.	1,005,175	41,300,041
Standard Bank Group Ltd.	1,322,500	17,892,294
Steinhoff International Holdings Ltd.	3,281,200	11,402,512
Telkom SA Ltd.	593,900	14,601,889
Truworths International Ltd.	2,040,800	8,604,008
TOTAL SOUTH AFRICA		271,886,392
Spain - 0.1%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	146,900	2,973,256
Taiwan - 7.5%
Acer, Inc.	5,377,860	12,619,247
Advanced Semiconductor Engineering, Inc.	13,248,000	11,944,948
ASUSTeK Computer, Inc.	2,475,000	8,313,666
Chipbond Technology Corp.	5,983,035	8,846,683
Far EasTone Telecommunications Co. Ltd.	4,603,500	5,556,473
High Tech Computer Corp.	874,200	19,080,144
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,546,187	38,329,579
Common Stocks - continued
	Shares	Value
Taiwan - continued
MediaTek, Inc.	1,413,600	$ 14,517,722
Motech Industries, Inc.	202,599	3,777,169
Novatek Microelectronics Corp.	1,821,855	11,448,844
Phoenix Precision Technology Corp.	3,533,000	9,312,335
Siliconware Precision Industries Co. Ltd.	10,304,000	14,888,009
Taiwan Semiconductor Manufacturing Co. Ltd.	21,112,343	43,093,447
TOTAL TAIWAN		201,728,266
Thailand - 1.4%
Bangchak Petroleum PCL (For. Reg.) (a)	3,369,400	1,185,738
Bumrungrad Hospital PCL (For. Reg.)	451,500	374,027
Charoen Pokphand Foods PCL (For. Reg.)	24,732,200	3,652,971
Electricity Generating PCL (For. Reg.)	198,400	445,929
Lalin Property PCL (For. Reg.)	2,718,600	460,898
Land & House PCL (For. Reg.)	7,108,700	1,807,761
Minor International PCL (For. Reg.)	14,262,586	2,454,645
Siam Cement PCL (For. Reg.)	1,870,000	12,969,432
Siam Commercial Bank PCL (For. Reg.)	9,917,900	15,158,363
TOTAL THAILAND		38,509,764
Turkey - 3.6%
Acibadem Saglik Hizmetleri AS	609,666	6,400,572
Akbank T. A. S.	1,819,700	15,805,551
Alarko Gayrimenkul Yatirim Ortakligi AS (a)	108,200	5,802,266
Arcelik AS	731,700	6,852,779
Aygaz AS	945,400	3,962,968
Denizbank AS	699,900	5,973,467
Dogan Yayin Holding AS	3,000,839	14,052,267
Dogus Otomotiv Servis ve Ticaret AS	842,600	5,473,082
Enka Insaat ve Sanayi AS	564,207	6,690,370
Finansbank AS	3,832,443	21,709,458
Koytas Tekstil Sanayi ve Ticaret AS (a)	26,770	0
Turk Traktor ve Ziraat Makinalari AS	390,100	3,653,505
TOTAL TURKEY		96,376,285
Ukraine - 0.2%
Stirol sponsored ADR (a)	105,400	2,312,072
Ukrnafta Open JSC sponsored ADR (a)	8,700	2,519,678
TOTAL UKRAINE		4,831,750
United Arab Emirates - 0.5%
Investcom LLC GDR	785,500	13,832,655
United Kingdom - 0.8%
Kazakhgold Group Ltd. GDR	209,200	5,543,800
Kazakhmys PLC	720,100	11,106,460
Oxus Gold PLC (a)	2,966,117	4,208,068
TOTAL UNITED KINGDOM		20,858,328
United States of America - 1.0%
Central European Distribution Corp. (a)(d)	127,296	4,895,804

	Shares	Value
CTC Media, Inc. (f)	93,240	$ 1,400,073
DSP Group, Inc. (a)	110,300	3,237,305
Freeport-McMoRan Copper & Gold, Inc. Class B	103,400	6,643,450
NII Holdings, Inc. (a)	100,500	4,970,730
Zoran Corp. (a)	267,900	5,253,519
TOTAL UNITED STATES OF AMERICA		26,400,881
TOTAL COMMON STOCKS (Cost $1,816,667,321)		2,617,972,035
Nonconvertible Preferred Stocks - 0.3%

Korea (South) - 0.3%
Samsung Electronics Co. Ltd. (Cost $5,212,960)	14,970	8,827,260
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 4.46% (b)	109,353,285	109,353,285
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	23,076,625	23,076,625
TOTAL MONEY MARKET FUNDS (Cost $132,429,910)		132,429,910
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,954,310,191)	2,759,229,205
NET OTHER ASSETS - (2.1)%	(55,689,665)
NET ASSETS - 100%	$ 2,703,539,540
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $30,689,876 or 1.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,400,073 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CTC Media, Inc.	1/26/05	$ 1,400,073
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 588,437
Fidelity Securities Lending Cash Central Fund	54,326
Total	$ 642,763

Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,954,985,982. Net unrealized appreciation aggregated $804,243,223, of which $813,076,348 related to appreciated investment securities and $8,833,125 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Capital Appreciation Fund

January 31, 2006

1.813014.101

ECA-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Austria - 1.2%
OMV AG	95,300	$ 6,734,822
Canada - 1.0%
New Flyer Industries, Inc. / New Flyer Canada unit	645,100	5,380,789
Finland - 2.9%
Metso Corp.	226,500	7,418,404
Nokian Tyres Ltd.	539,180	8,334,977
TOTAL FINLAND		15,753,381
France - 10.7%
AXA SA	153,400	5,195,658
Compagnie Generale de Geophysique SA (a)(d)	55,900	7,269,074
Lagardere S.C.A. (Reg.)	67,300	5,365,404
Pernod Ricard SA	64,284	11,953,025
Sanofi-Aventis sponsored ADR	152,273	7,004,558
Total SA sponsored ADR	159,600	22,077,468
TOTAL FRANCE		58,865,187
Germany - 14.7%
Bayer AG	552,800	23,112,569
Bilfinger Berger AG	54,400	2,855,391
DAB Bank AG	230,754	2,016,330
Deutsche Boerse AG	33,910	4,290,047
Deutsche Postbank AG	84,500	5,636,811
E.ON AG	102,100	11,434,179
KarstadtQuelle AG (a)(d)	284,700	6,124,128
Lanxess AG (a)	252,400	7,990,622
MAN AG	100,800	5,793,131
SAP AG	56,400	11,589,072
TOTAL GERMANY		80,842,280
Greece - 1.6%
Greek Organization of Football Prognostics SA	231,900	8,719,760
Italy - 8.1%
Banca Intesa Spa	949,403	5,403,290
Banca Italease Spa	305,500	10,503,346
ENI Spa	295,481	8,960,463
FASTWEB Spa (a)	186,580	9,040,549
Unicredito Italiano Spa	1,475,600	10,535,618
TOTAL ITALY		44,443,266
Luxembourg - 3.0%
Millicom International Cellular SA unit (a)	421,470	16,318,620
Netherlands - 5.7%
Completel Europe NV (a)	93,655	5,770,619
ING Groep NV (Certificaten Van Aandelen)	373,298	13,345,406
Tele Atlas NV (a)	451,478	12,301,433
TOTAL NETHERLANDS		31,417,458

	Shares	Value
Norway - 7.7%
Petroleum Geo-Services ASA (a)(d)	227,000	$ 8,156,261
Statoil ASA	496,700	13,665,093
TANDBERG Television ASA (a)(d)	338,100	4,866,887
TGS Nopec Geophysical Co. ASA (a)	115,950	6,031,345
Yara International ASA	667,200	9,880,061
TOTAL NORWAY		42,599,647
Poland - 1.4%
Polski Koncern Naftowy Orlen SA	373,401	7,571,746
Russia - 1.1%
JSC MMC 'Norilsk Nickel' sponsored ADR	55,500	5,008,875
Polyus Gold Co. Zao ADR (a)	55,500	910,200
TOTAL RUSSIA		5,919,075
South Africa - 1.9%
Steinhoff International Holdings Ltd.	3,057,869	10,626,413
Sweden - 2.1%
Modern Times Group AB (MTG) (B Shares) (a)	59,200	2,884,648
OMX AB (a)(d)	576,000	8,988,977
TOTAL SWEDEN		11,873,625
Switzerland - 11.3%
Actelion Ltd. (Reg.) (a)	121,669	10,879,536
Baloise Holdings AG (Reg.)	39,552	2,506,327
Credit Suisse Group (Reg.)	226,861	13,275,906
Novartis AG:
(Reg.)	169,202	9,333,182
sponsored ADR	46,400	2,559,424
Syngenta AG (Switzerland)	101,365	12,944,311
The Swatch Group AG (Reg.)	335,244	10,975,913
TOTAL SWITZERLAND		62,474,599
Turkey - 0.9%
Akenerji Elektrik Uretimi Otoproduktor Grubu AS (a)	1,125,996	4,805,043
United Kingdom - 17.1%
Amlin PLC	1,078,469	4,633,280
Amlin PLC (RFD) (a)	343,149	1,440,650
AstraZeneca PLC sponsored ADR	195,700	9,518,848
Axis Shield PLC (a)	227,475	1,152,288
BAE Systems PLC	1,942,400	14,409,153
Benfield Group PLC	1,658,400	10,635,509
BG Group PLC	655,400	7,403,616
BowLeven PLC (a)	156,300	474,075
Chaucer Holdings PLC	8,990,417	10,555,711
Expro International Group PLC	167,900	2,120,668
ITV PLC	3,884,259	7,479,969
NETeller PLC (a)	379,533	5,289,959
Prudential PLC	715,400	7,254,167
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	372,300	$ 9,239,128
William Hill PLC	283,153	2,876,213
TOTAL UNITED KINGDOM		94,483,234
United States of America - 2.3%
NTL, Inc. (a)	117,800	7,450,850
Synthes, Inc.	46,111	5,522,859
TOTAL UNITED STATES OF AMERICA		12,973,709
TOTAL COMMON STOCKS (Cost $429,179,357)		521,802,654
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Porsche AG (non-vtg.) (d) (Cost $3,076,636)	5,132	3,969,799
Money Market Funds - 10.9%

Fidelity Cash Central Fund, 4.46% (b)	34,057,257	34,057,257
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	25,948,511	25,948,511
TOTAL MONEY MARKET FUNDS (Cost $60,005,768)		60,005,768
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $492,261,761)	585,778,221
NET OTHER ASSETS - (6.3)%	(34,845,818)
NET ASSETS - 100%	$ 550,932,403
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 277,996
Fidelity Securities Lending Cash Central Fund	23,158
Total	$ 301,154
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $492,450,968. Net unrealized appreciation aggregated $93,327,253, of which $101,092,435 related to appreciated investment securities and $7,765,182 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Fund

January 31, 2006

1.813067.101

EUR-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Austria - 2.1%
Erste Bank der Oesterreichischen Sparkassen AG	266,500	$ 14,865,975
OMV AG	667,900	47,200,289
TOTAL AUSTRIA		62,066,264
Belgium - 1.4%
KBC Groupe SA	411,700	41,353,019
Denmark - 0.9%
Danske Bank AS	804,300	28,253,562
Finland - 2.6%
Fortum Oyj	1,489,800	33,296,087
Metso Corp.	474,300	15,534,432
Nokia Corp.	1,562,550	28,719,673
TOTAL FINLAND		77,550,192
France - 7.8%
Dassault Systemes SA	494,806	29,645,950
Sanofi-Aventis	1,259,548	115,878,410
Total SA Series B	324,800	89,859,170
TOTAL FRANCE		235,383,530
Germany - 12.4%
Allianz AG (Reg.)	284,600	45,962,900
Bayer AG	1,028,900	43,018,311
Deutsche Boerse AG	679,000	85,902,143
Deutsche Post AG	1,324,700	37,333,764
E.ON AG	266,000	29,789,341
Fraport AG Frankfurt Airport Services Worldwide	505,020	32,160,542
Hypo Real Estate Holding AG	509,900	33,276,895
SAP AG	239,000	49,109,719
Wincor Nixdorf AG	131,600	15,353,614
TOTAL GERMANY		371,907,229
Greece - 1.6%
Alpha Bank AE	1,020,200	35,013,337
EFG Eurobank Ergasias SA	392,100	14,581,485
TOTAL GREECE		49,594,822
Ireland - 1.2%
Allied Irish Banks PLC	1,601,500	35,913,630
Israel - 1.0%
Teva Pharmaceutical Industries Ltd. sponsored ADR	673,500	28,711,305
Italy - 8.5%
Banca Popolare di Milano	2,785,880	34,256,310
ENI Spa	2,927,700	88,782,514
Mediaset Spa	2,816,100	32,957,773
Pirelli & C. Real Estate Spa	223,670	12,843,786
Tod's Spa	163,436	12,147,830
Unicredito Italiano Spa	10,461,000	74,690,363
TOTAL ITALY		255,678,576

	Shares	Value
Luxembourg - 1.0%
SES Global unit	1,642,900	$ 30,348,569
Netherlands - 8.8%
DSM NV	675,300	30,217,883
EADS NV	386,600	15,152,178
Euronext NV	589,644	36,295,504
ING Groep NV (Certificaten Van Aandelen)	1,955,400	69,905,562
Koninklijke Numico NV (a)	671,800	30,534,801
Koninklijke Philips Electronics NV	1,100,000	37,036,995
Randstad Holdings NV	297,600	15,081,776
Rodamco Europe NV	347,552	30,031,214
TOTAL NETHERLANDS		264,255,913
Norway - 1.8%
Aker Kvaerner ASA (a)	96,320	6,617,593
DnB NOR ASA	1,338,200	14,988,033
Statoil ASA	1,161,900	31,965,919
TOTAL NORWAY		53,571,545
Poland - 1.0%
Polski Koncern Naftowy Orlen SA	1,448,000	29,362,235
Russia - 0.8%
Mobile TeleSystems OJSC sponsored ADR	636,964	23,873,411
South Africa - 2.5%
FirstRand Ltd.	9,505,448	30,350,302
MTN Group Ltd.	4,409,948	45,916,871
TOTAL SOUTH AFRICA		76,267,173
Spain - 4.2%
Antena 3 Television SA (d)	1,124,220	30,454,037
Banco Bilbao Vizcaya Argentaria SA	4,758,000	96,301,896
TOTAL SPAIN		126,755,933
Sweden - 3.3%
Elekta AB (B Shares)	755,800	12,840,030
Forenings Sparbanken AB (A Shares)	500,800	14,278,798
Hennes & Mauritz AB (H&M) (B Shares)	837,400	30,823,660
Hexagon AB (B Shares)	388,200	11,093,912
Telefonaktiebolaget LM Ericsson (B Shares)	8,406,000	30,665,090
TOTAL SWEDEN		99,701,490
Switzerland - 12.3%
ABB Ltd. (Reg.) (a)	1,352,623	14,708,750
Compagnie Financiere Richemont unit	660,583	30,051,165
Credit Suisse Group (Reg.)	1,561,379	91,371,899
Novartis AG (Reg.)	1,274,210	70,285,424
Roche Holding AG (participation certificate)	659,740	104,257,759
Common Stocks - continued
	Shares	Value
Switzerland - continued
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	32,082	$ 30,092,954
Syngenta AG (Switzerland)	229,073	29,252,623
TOTAL SWITZERLAND		370,020,574
Turkey - 1.0%
Turkiye Garanti Bankasi AS	6,484,478	29,875,616
United Kingdom - 17.7%
BAA PLC	1,296,300	14,412,830
BAE Systems PLC	5,057,995	37,521,327
BP PLC	8,695,800	104,798,952
British American Tobacco PLC	1,575,600	36,081,234
British Energy Group PLC (a)	3,072,060	33,336,751
Carnival PLC	737,300	41,288,795
Rio Tinto PLC (Reg.)	701,200	35,938,247
Rolls-Royce Group PLC	3,879,800	29,954,550
Royal Bank of Scotland Group PLC	1,880,900	58,220,870
Standard Chartered PLC (United Kingdom)	2,386,700	59,229,188
Tesco PLC	5,253,230	29,717,842
Vedanta Resources PLC	486,300	8,382,852
Xstrata PLC	979,100	27,467,712
Yell Group PLC	1,538,800	14,583,756
TOTAL UNITED KINGDOM		530,934,906
United States of America - 1.9%
Synthes, Inc.	488,771	58,541,631
TOTAL COMMON STOCKS (Cost $2,401,806,526)		2,879,921,125
Nonconvertible Preferred Stocks - 2.5%

Germany - 0.5%
Porsche AG (non-vtg.) (d)	19,200	14,851,938

	Shares	Value
Italy - 2.0%
Banca Intesa Spa (Risp)	11,378,897	$ 59,532,870
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $36,332,316)		74,384,808
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 4.46% (b)	32,553,814	32,553,814
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	17,311,970	17,311,970
TOTAL MONEY MARKET FUNDS (Cost $49,865,784)		49,865,784
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,488,004,626)	3,004,171,717
NET OTHER ASSETS - 0.0%	638,657
NET ASSETS - 100%	$ 3,004,810,374
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 614,495
Fidelity Securities Lending Cash Central Fund	222,124
Total	$ 836,619

Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,488,386,605. Net unrealized appreciation aggregated $515,785,112, of which $523,667,868 related to appreciated investment securities and $7,882,756 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Balanced Fund

January 31, 2006

1.813033.101

GBL-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.1%
	Shares	Value
Australia - 0.5%
BHP Billiton Ltd.	16,434	$ 324,161
Downer EDI Ltd.	36,602	205,098
Oxiana Ltd. (a)	149,700	229,290
Vision Group Holdings Ltd.	51,200	182,077
WorleyParsons Ltd.	14,800	161,149
TOTAL AUSTRALIA		1,101,775
Austria - 0.3%
OMV AG	8,500	600,692
Bahamas (Nassau) - 0.1%
Kerzner International Ltd. (a)	4,300	280,532
Bermuda - 0.8%
ACE Ltd.	6,000	328,500
Aspen Insurance Holdings Ltd.	24,000	556,320
Endurance Specialty Holdings Ltd.	11,000	362,230
Marvell Technology Group Ltd. (a)	8,200	561,044
TOTAL BERMUDA		1,808,094
British Virgin Islands - 0.2%
UTI Worldwide, Inc.	4,100	429,393
Canada - 0.5%
New Flyer Industries, Inc. / New Flyer Canada unit	57,400	478,774
Ultra Petroleum Corp. (a)	7,500	515,925
TOTAL CANADA		994,699
Cayman Islands - 0.2%
Seagate Technology	15,600	406,848
China - 0.3%
China Life Insurance Co. Ltd. (H Shares) (a)	149,000	146,471
Dongfeng Motor Group Co. Ltd. (H Shares)	524,000	166,164
Focus Media Holding Ltd. ADR	7,900	431,261
TOTAL CHINA		743,896
Finland - 0.6%
Metso Corp.	20,200	661,597
Nokian Tyres Ltd.	42,220	652,663
TOTAL FINLAND		1,314,260
France - 2.5%
AXA SA	13,700	464,019
Compagnie Generale de Geophysique SA (a)	5,000	650,186
Lagardere S.C.A. (Reg.)	6,000	478,342
Pernod Ricard SA	5,765	1,071,949
Sanofi-Aventis	6,800	625,600
Total SA Series B	7,151	1,978,396
TOTAL FRANCE		5,268,492
Germany - 3.3%
Bayer AG	48,500	2,027,785

	Shares	Value
Bilfinger Berger AG	4,800	$ 251,946
DAB Bank AG	20,500	179,129
Deutsche Boerse AG	3,000	379,538
Deutsche Postbank AG	7,500	500,309
E.ON AG	9,100	1,019,109
KarstadtQuelle AG (a)	23,200	499,051
Lanxess AG (a)	19,800	626,840
MAN AG	9,000	517,244
SAP AG sponsored ADR	20,300	1,042,811
TOTAL GERMANY		7,043,762
Greece - 0.4%
Greek Organization of Football Prognostics SA	20,650	776,469
Hong Kong - 0.2%
China Mobile (Hong Kong) Ltd.	29,000	142,680
Esprit Holdings Ltd.	17,000	145,444
Hong Kong & China Gas Co. Ltd.	100,000	215,632
Prosperity (REIT)	468	141
TOTAL HONG KONG		503,897
India - 0.3%
Bharat Heavy Electricals Ltd.	4,439	184,062
Crompton Greaves Ltd.	13,331	275,072
ICICI Bank Ltd.	13,557	194,369
TOTAL INDIA		653,503
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,300	353,829
Italy - 1.4%
Amplifon Spa	1,200	86,597
Banca Intesa Spa	84,500	480,911
ENI Spa	3,500	106,138
ENI Spa sponsored ADR	11,350	688,378
FASTWEB Spa (a)	16,600	804,337
Unicredito Italiano Spa	131,300	937,467
TOTAL ITALY		3,103,828
Japan - 6.4%
Aeon Fantasy Co. Ltd.	2,800	123,140
Astellas Pharma, Inc.	7,500	310,023
Daiei, Inc. (a)	3,150	97,724
Daimei Telecom Engineering Corp. (a)	10,000	125,799
Daiwa House Industry Co. Ltd.	5,000	83,951
Diamond Lease Co. Ltd.	2,400	116,799
eAccess Ltd. (d)	267	200,938
East Japan Railway Co.	35	243,118
EDION Corp.	3,100	73,583
Fanuc Ltd.	2,300	202,497
First Juken Co. Ltd.	4,700	55,681
Fujitsu Ltd.	36,000	317,259
Hirose Electric Co. Ltd.	700	106,256
Itochushokuhin Co. Ltd.	5,600	257,257
Common Stocks - continued
	Shares	Value
Japan - continued
Japan Retail Fund Investment Corp.	8	$ 67,025
Japan Tobacco, Inc.	12	186,142
JSR Corp.	4,200	124,930
Kamigumi Co. Ltd.	10,000	88,213
Kansai Urban Banking Corp.	12,000	63,309
Kawasaki Kisen Kaisha Ltd.	13,000	83,542
KDDI Corp.	25	132,106
Kuraray Co. Ltd.	15,000	176,809
Kurita Water Industries Ltd.	5,500	128,676
Kyocera Corp.	2,000	176,800
Land Business Co. Ltd.	16	72,138
Matsushita Electric Industrial Co. Ltd.	16,000	348,320
Mitsubishi Estate Co. Ltd.	4,000	92,900
Mitsui & Co. Ltd.	32,000	460,104
Mitsui Fudosan Co. Ltd.	18,000	378,931
Mizuho Financial Group, Inc.	118	965,482
Murata Manufacturing Co. Ltd.	3,000	217,336
Nafco Co. Ltd.	2,600	121,435
NEC Corp.	10,000	64,775
Nikko Cordial Corp.	36,000	571,925
Nintendo Co. Ltd.	700	95,994
Nippon Oil Corp.	54,000	428,484
Nippon Steel Corp.	72,000	266,326
Nissan Motor Co. Ltd.	34,400	384,420
NOK Corp.	3,200	98,185
NTN Corp.	10,000	79,519
Omron Corp.	3,800	89,551
Organo Corp.	18,000	170,596
Parco Co. Ltd.	8,000	101,798
Ricoh Co. Ltd.	7,000	120,216
Sasakura Engineering Co. Ltd.	7,000	93,667
SBI Holdings, Inc.	517	326,072
Sega Sammy Holdings, Inc.	3,600	129,174
Shin-Etsu Chemical Co. Ltd.	3,100	176,229
Shinagawa Refractories Co. Ltd.	14,000	77,798
Sho-Bond Corp.	9,700	116,486
Sony Corp.	2,000	97,800
Stanley Electric Co. Ltd.	19,500	407,185
Sumitomo Corp.	22,000	300,946
Sumitomo Electric Industries Ltd.	12,600	208,872
Sumitomo Mitsui Financial Group, Inc.	43	502,088
T&D Holdings, Inc.	6,950	495,794
Takara Holdings, Inc. (d)	11,000	66,283
Takeda Pharamaceutical Co. Ltd.	4,000	226,370
Takefuji Corp.	2,690	161,863
Teijin Ltd.	10,000	68,184
The Sumitomo Warehouse Co. Ltd.	9,000	74,406
Toc Co. Ltd.	20,000	130,401
Tohoku Electric Power Co., Inc.	8,700	187,228
Tokyo Tatemono Co. Ltd.	8,000	76,434
Tokyo Tomin Bank Ltd.	400	17,182
Tomoe Engineering Co. Ltd.	2,500	54,227

	Shares	Value
TonenGeneral Sekiyu KK	22,000	$ 224,819
Toray Industries, Inc.	13,000	108,583
Toyota Motor Corp.	8,100	420,025
Trans Cosmos, Inc.	1,100	74,815
UNY Co. Ltd.	9,000	140,910
Usen Corp.	3,310	90,275
Yokogawa Electric Corp.	5,400	102,403
TOTAL JAPAN		13,826,531
Korea (South) - 0.6%
Hyundai Engineering & Construction Co. Ltd. (a)	4,320	211,529
Industrial Bank of Korea	12,100	216,191
Kookmin Bank	2,950	235,417
NHN Corp. (a)	995	293,979
Samsung Engineering Co. Ltd.	9,620	287,637
TOTAL KOREA (SOUTH)		1,244,753
Luxembourg - 0.7%
Millicom International Cellular SA unit (a)	37,500	1,451,938
Malaysia - 0.1%
Bumiputra-Commerce Holdings BHD	91,100	134,810
Netherlands - 1.3%
Completel Europe NV (a)	8,337	513,690
ING Groep NV (Certificaten Van Aandelen)	31,600	1,129,700
Tele Atlas NV (a)	40,200	1,095,330
Trader Classified Media NV (A Shares)	2,300	34,772
TOTAL NETHERLANDS		2,773,492
Norway - 1.6%
Petroleum Geo-Services ASA (a)	20,200	725,799
Statoil ASA	44,200	1,216,020
TANDBERG Television ASA (a)	30,000	431,844
TGS Nopec Geophysical Co. ASA (a)	2,600	135,244
Yara International ASA	59,300	878,129
TOTAL NORWAY		3,387,036
Papua New Guinea - 0.1%
Oil Search Ltd.	83,600	243,416
Poland - 0.3%
Polski Koncern Naftowy Orlen SA	33,200	673,223
Russia - 0.2%
JSC MMC 'Norilsk Nickel' sponsored ADR	4,900	442,225
South Africa - 0.3%
Steinhoff International Holdings Ltd.	209,500	728,034
Spain - 0.3%
Telefonica SA sponsored ADR	13,940	637,476
Common Stocks - continued
	Shares	Value
Sweden - 0.4%
Modern Times Group AB (MTG) (B Shares) (a)	2,800	$ 136,436
OMX AB (a)	51,200	799,020
TOTAL SWEDEN		935,456
Switzerland - 2.6%
Actelion Ltd. (Reg.) (a)	10,830	968,409
Baloise Holdings AG (Reg.)	3,521	223,118
Credit Suisse Group sponsored ADR	19,100	1,117,732
Novartis AG:
(Reg.)	15,061	830,765
sponsored ADR	4,100	226,156
Syngenta AG (Switzerland)	9,023	1,152,237
The Swatch Group AG (Reg.)	29,841	976,997
TOTAL SWITZERLAND		5,495,414
Taiwan - 0.3%
Far EasTone Telecommunications Co. Ltd.	196,000	236,574
Holtek Semiconductor, Inc.	109,000	173,083
Powertech Technology, Inc.	33,000	125,169
TOTAL TAIWAN		534,826
Turkey - 0.5%
Akenerji Elektrik Uretimi Otoproduktor Grubu AS (a)	100,229	427,714
Turkcell Iletisim Hizmet AS sponsored ADR	40,700	708,587
TOTAL TURKEY		1,136,301
United Kingdom - 3.6%
Amlin PLC	2,400	10,311
AstraZeneca PLC:
(United Kingdom)	15,900	773,376
sponsored ADR	1,600	77,824
BAE Systems PLC	172,910	1,282,685
Benfield Group PLC	147,600	946,576
BG Group PLC	58,300	658,576
BowLeven PLC (a)	13,900	42,160
Chaucer Holdings PLC	800,300	939,638
Easynet Group PLC (a)	42,500	132,687
Expro International Group PLC	14,900	188,195
ITV PLC	345,800	665,912
NETeller PLC (a)	23,500	327,545
Prudential PLC	63,700	645,919
Standard Chartered PLC (United Kingdom)	33,093	821,248
Virgin Mobile Holdings (UK) PLC	9,700	63,760
William Hill PLC	25,200	255,977
TOTAL UNITED KINGDOM		7,832,389
United States of America - 31.0%
AES Corp. (a)	25,500	434,520
Airgas, Inc.	10,500	407,190
AirTran Holdings, Inc. (a)	20,700	350,658

	Shares	Value
Allergan, Inc.	8,600	$ 1,001,040
Altria Group, Inc.	25,800	1,866,372
Amerada Hess Corp.	5,300	820,440
American Express Co.	5,400	283,230
American International Group, Inc.	20,087	1,314,895
American Retirement Corp. (a)	14,300	389,389
American Tower Corp. Class A (a)	11,700	361,998
Apple Computer, Inc. (a)	10,300	777,753
Applied Materials, Inc.	21,300	405,765
aQuantive, Inc. (a)	11,700	304,317
Aspect Medical Systems, Inc. (a)	8,400	303,828
Avon Products, Inc.	15,600	441,792
Badger Meter, Inc.	7,700	399,476
BEA Systems, Inc. (a)	36,100	374,357
Best Buy Co., Inc.	13,500	683,910
BioMarin Pharmaceutical, Inc. (a)	22,000	258,060
BJ Services Co.	23,800	963,662
Blue Nile, Inc. (a)	7,600	283,860
C.R. Bard, Inc.	6,100	386,862
Coldwater Creek, Inc. (a)	26,750	545,700
Colgate-Palmolive Co.	13,700	751,993
CONSOL Energy, Inc.	7,600	554,040
CVS Corp.	12,200	338,672
D.R. Horton, Inc.	27,700	1,033,764
E*TRADE Financial Corp. (a)	47,800	1,137,162
Entegris, Inc. (a)	26,000	273,000
Entergy Corp.	6,000	417,060
Equifax, Inc.	8,100	310,392
Exelixis, Inc. (a)	8,800	94,864
Exelon Corp.	15,900	912,978
Federated Department Stores, Inc.	18,300	1,219,329
First Data Corp.	12,300	554,730
Fluor Corp.	7,500	659,625
Genentech, Inc. (a)	9,000	773,280
General Dynamics Corp.	7,000	814,520
General Electric Co.	21,200	694,300
General Growth Properties, Inc.	7,140	368,424
Gilead Sciences, Inc. (a)	13,200	803,484
Golden West Financial Corp., Delaware	19,000	1,341,780
Google, Inc. Class A (sub. vtg.) (a)	4,400	1,906,300
Gymboree Corp. (a)	13,800	340,032
Halliburton Co.	19,200	1,527,360
Harris Corp.	7,300	338,939
Hartford Financial Services Group, Inc.	6,100	501,603
Health Net, Inc. (a)	6,900	340,653
Homestore, Inc. (a)	81,000	489,240
Honeywell International, Inc.	31,300	1,202,546
Hudson City Bancorp, Inc.	33,200	412,344
Inverness Medical Innovations, Inc. (a)	6,700	179,895
JCPenney Co., Inc.	7,800	435,240
Johnson & Johnson	28,300	1,628,382
JPMorgan Chase & Co.	24,900	989,775
KB Home	16,200	1,234,440
Kellogg Co.	12,000	514,800
Common Stocks - continued
	Shares	Value
United States of America - continued
MasTec, Inc. (a)	31,700	$ 381,985
MedImmune, Inc. (a)	10,700	365,084
MEMC Electronic Materials, Inc. (a)	15,300	437,274
Microsoft Corp.	41,600	1,171,040
Monsanto Co.	5,800	490,738
National Oilwell Varco, Inc. (a)	6,700	509,669
National Semiconductor Corp.	14,800	417,508
NCI, Inc. Class A	2,800	38,248
NCR Corp. (a)	14,700	546,105
Newmont Mining Corp.	10,300	636,540
NTL, Inc. (a)	10,500	664,125
Old Dominion Freight Lines, Inc. (a)	8,500	242,590
Omnicom Group, Inc.	12,000	981,480
optionsXpress Holdings, Inc.	9,300	271,560
PepsiCo, Inc.	21,690	1,240,234
Quicksilver Resources, Inc. (a)	15,550	781,699
Qwest Communications International, Inc. (a)	67,100	403,942
Range Resources Corp.	6,800	203,116
Red Hat, Inc. (a)	6,000	173,700
Regeneration Technologies, Inc. (a)	44,900	354,710
Robert Half International, Inc.	8,500	310,505
Rudolph Technologies, Inc. (a)	18,000	275,220
Service Corp. International (SCI)	29,700	242,946
Staples, Inc.	19,700	467,087
Starbucks Corp. (a)	15,600	494,520
Starwood Hotels & Resorts Worldwide, Inc. unit	7,500	456,075
State Street Corp.	19,900	1,203,154
Sun Microsystems, Inc. (a)	39,100	175,950
Symantec Corp. (a)	24,400	448,472
Synthes, Inc.	3,608	432,141
TD Ameritrade Holding Corp.	24,900	503,976
The Coca-Cola Co.	20,100	831,738
The Nasdaq Stock Market, Inc. (a)	5,800	243,078
The St. Paul Travelers Companies, Inc.	7,500	340,350
Titanium Metals Corp. (a)(d)	5,500	416,295
TradeStation Group, Inc. (a)	75,300	1,332,057
Trimble Navigation Ltd. (a)	7,800	312,156
United Dominion Realty Trust, Inc. (SBI)	14,900	378,609
United Technologies Corp.	18,500	1,079,845
UnitedHealth Group, Inc.	18,000	1,069,560
Urban Outfitters, Inc. (a)	25,700	701,867
Valero Energy Corp.	18,400	1,148,712
Wachovia Corp.	10,100	553,783
Walgreen Co.	9,700	419,816
Watts Water Technologies, Inc. Class A	9,000	303,120
Wells Fargo & Co.	14,200	885,512
Whole Foods Market, Inc.	11,700	864,279
Wm. Wrigley Jr. Co.	9,000	575,640

	Shares	Value
Wyeth	10,800	$ 499,500
Yahoo!, Inc. (a)	29,000	995,860
TOTAL UNITED STATES OF AMERICA		66,727,190
TOTAL COMMON STOCKS (Cost $114,891,657)		133,588,479
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Porsche AG (non-vtg.) (Cost $377,502)	500	386,769
Nonconvertible Bonds - 0.9%
		Principal Amount (g)
Cayman Islands - 0.1%
Vale Overseas Ltd. 6.25% 1/11/16		$ 250,000	250,000
Germany - 0.1%
Cognis GmbH (Reg. S) 11.139% 1/15/15 pay-in-kind (f)	EUR	250,000	293,191
Ireland - 0.2%
JSG Holdings PLC (Reg. S) 11.5% 10/1/15 pay-in-kind	EUR	250,000	294,422
Luxembourg - 0.1%
BTA Finance Luxembourg 8.25% (f)		100,000	99,130
Netherlands - 0.1%
CenterCredit International BV 8% 2/2/11		250,000	249,263
United States of America - 0.3%
EB Holdings, Inc. (Reg. S) 10% 2/15/15 pay-in-kind	EUR	250,000	284,076
Fortune Brands, Inc. 4% 1/30/13	EUR	300,000	362,001
TOTAL UNITED STATES OF AMERICA			646,077
TOTAL NONCONVERTIBLE BONDS (Cost $1,797,886)			1,832,083
Government Obligations - 30.7%

Brazil - 0.2%
Brazilian Federative Republic 7.375% 2/3/15	EUR	300,000	409,799
Canada - 0.5%
Canadian Government 5.25% 6/1/12	CAD	1,250,000	1,167,303
France - 5.0%
French Government:
3.5% 1/12/09	EUR	5,950,000	7,314,192
4.75% 4/25/35	EUR	2,500,000	3,563,867
TOTAL FRANCE			10,878,059
Government Obligations - continued
		Principal Amount (g)	Value
Germany - 6.9%
German Federal Republic:
4.25% 1/4/14	EUR	$ 6,670,000	$ 8,572,149
4.5% 8/18/06	EUR	5,125,000	6,287,582
TOTAL GERMANY			14,859,731
Japan - 9.3%
Japan Government:
Inflation-Indexed 1.1% 6/10/14	JPY	900,000,000	7,935,310
0.1% 6/20/07	JPY	500,000,000	4,256,797
0.82% 11/20/20 (f)	JPY	125,000,000	1,046,300
1.3% 3/20/15	JPY	800,000,000	6,700,826
TOTAL JAPAN			19,939,233
Philippines - 0.1%
Philippine Republic 7.75% 1/14/31		200,000	197,250
Turkey - 0.1%
Turkish Republic 5.5% 2/16/17	EUR	250,000	313,547
United Kingdom - 1.9%
United Kingdom, Great Britain & Northern Ireland:
4% 3/7/09	GBP	1,150,000	2,028,321
4.25% 6/7/32	GBP	950,000	1,791,876
8% 6/7/21	GBP	75,000	191,858
TOTAL UNITED KINGDOM			4,012,055
United States of America - 6.7%
U.S. Treasury Bills, yield at date of purchase 3.84% to 4.22% 3/9/06 to 4/6/06 (e)		850,000	844,492
U.S. Treasury Notes:
3.375% 12/15/08		3,800,000	3,686,593
3.5% 5/31/07		9,950,000	9,814,355
TOTAL UNITED STATES OF AMERICA			14,345,440
TOTAL GOVERNMENT OBLIGATIONS (Cost $66,637,865)			66,122,417
Asset-Backed Securities - 0.1%

Affinity PLC Series 2002-A CLass C, 6.0263% 5/15/09 (f) (Cost $196,996)	GBP	110,000	198,131
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 4.46% (b)	12,959,127	$ 12,959,127
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	478,208	478,208
TOTAL MONEY MARKET FUNDS (Cost $13,437,335)		13,437,335
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $197,339,241)	215,565,214
NET OTHER ASSETS - (0.2)%	(346,295)
NET ASSETS - 100%	$ 215,218,919
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
27 DAX 100 Index Contracts (Germany)	March 2006	$ 4,672,996	$ 348,516

The face value of futures purchased as a percentage of net assets - 2.2%
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $844,492.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 375,781
Fidelity Securities Lending Cash Central Fund	5,156
Total	$ 380,937

Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $197,491,381. Net unrealized appreciation aggregated $18,073,833, of which $20,272,806 related to appreciated investment securities and $2,198,973 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Discovery Fund

January 31, 2006

1.813016.101

IGI-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value (000s)
Australia - 3.9%
ABC Learning Centres Ltd.	1,730,169	$ 9,669
AMP Ltd.	699,000	4,357
Babcock & Brown Japan Property Trust	6,743,900	8,591
BHP Billiton Ltd.	2,473,100	48,782
Billabong International Ltd.	925,928	10,370
Caltex Australia Ltd.	272,100	3,992
Commonwealth Bank of Australia	241,000	8,159
Computershare Ltd.	1,432,900	7,486
ConnectEast Group unit	304,167	271
CSL Ltd.	345,050	11,381
Downer EDI Ltd.	2,977,006	16,682
Macquarie Airports unit	1,991,381	4,696
Macquarie Bank Ltd.	391,000	20,273
Macquarie Communications Infrastructure Group unit	1,632,940	7,132
Macquarie Infrastructure Group unit	1,632,500	4,370
QBE Insurance Group Ltd.	1,145,867	16,812
Seek Ltd.	2,000,000	5,823
Transurban Group unit	918,000	4,984
Westfield Group unit	676,200	9,080
Zinifex Ltd.	2,388,800	14,219
TOTAL AUSTRALIA		217,129
Austria - 1.1%
Erste Bank der Oesterreichischen Sparkassen AG	208,400	11,625
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	38,400	17,174
OMV AG	259,000	18,303
Telekom Austria AG	472,700	11,443
TOTAL AUSTRIA		58,545
Bermuda - 0.1%
Catlin Group Ltd.	486,300	4,429
Ports Design Ltd.	2,005,000	2,530
TOTAL BERMUDA		6,959
Brazil - 0.9%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	444,600	17,757
Banco Itau Holding Financeira SA (PN)	382,170	11,481
Banco Nossa Caixa SA	218,900	5,255
Uniao de Bancos Brasileiros SA (Unibanco) GDR	171,900	14,477
TOTAL BRAZIL		48,970
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 0.7%
Foxconn International Holdings Ltd.	5,711,000	$ 9,960
GlobalSantaFe Corp.	232,000	14,164
Suntech Power Holdings Co. Ltd. sponsored ADR	333,000	14,149
TOTAL CAYMAN ISLANDS		38,273
China - 0.3%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR	238,791	3,632
Focus Media Holding Ltd. ADR	54,100	2,953
Li Ning Co. Ltd.	7,030,000	5,796
Xinao Gas Holdings Ltd.	5,392,000	4,104
TOTAL CHINA		16,485
Finland - 1.7%
Citycon Oyj	576,935	2,503
Elisa Corp. (A Shares)	568,400	11,211
Fortum Oyj	538,600	12,037
Metso Corp.	400,500	13,117
Neste Oil Oyj	259,650	8,394
Nokia Corp. sponsored ADR	1,907,100	35,052
Sampo Oyj (A Shares)	695,900	13,565
TOTAL FINLAND		95,879
France - 9.1%
Accor SA	257,900	15,461
Alstom SA (a)	206,800	15,720
April Group	286,900	13,424
AXA SA	936,000	31,702
BNP Paribas SA	368,127	32,838
Compagnie Generale de Geophysique SA (a)	199,999	26,007
Eiffage SA	64,893	6,696
Financiere Marc de Lacharriere SA (Fimalac)	94,958	6,999
Groupe Danone	73,800	8,045
Lagardere S.C.A. (Reg.)	279,500	22,283
Louis Vuitton Moet Hennessy (LVMH)	102,800	9,276
Neopost SA	251,500	25,292
Nexity	451,100	26,073
Orpea (a)	249,764	14,039
Pernod Ricard SA	155,200	28,858
Sanofi-Aventis sponsored ADR	943,300	43,392
Societe Generale Series A	281,600	37,200
Suez SA (France)	559,900	20,713
Common Stocks - continued
	Shares	Value (000s)
France - continued
Total SA Series B	328,844	$ 90,979
Vinci SA	111,900	10,410
Vivendi Universal SA sponsored ADR	737,500	23,091
TOTAL FRANCE		508,498
Germany - 10.0%
Allianz AG (Reg.)	358,030	57,822
Bayer AG sponsored ADR	813,900	34,029
CeWe Color Holding AG	81,100	3,499
Continental AG	93,400	9,092
DaimlerChrysler AG (Reg.)	418,700	24,000
Deutsche Boerse AG	180,000	22,772
Deutsche Post AG	680,800	19,187
Deutsche Postbank AG (d)	258,000	17,211
E.ON AG	495,200	55,457
ESCADA AG (a)	134,277	4,302
GFK AG	288,897	11,934
Heidelberger Druckmaschinen AG	367,900	16,275
Hypo Real Estate Holding AG	347,168	22,657
K&S AG	13,600	930
KarstadtQuelle AG (a)(d)	972,200	20,913
Linde AG	156,800	12,760
Merck KGaA	180,100	18,782
MPC Muenchmeyer Petersen Capital AG	50,500	4,466
MTU Aero Engines Holding AG	337,500	11,546
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	269,900	36,648
Pfleiderer AG (a)	913,596	21,162
Q-Cells AG	251,700	25,878
RWE AG	255,519	21,060
SAP AG	91,000	18,699
SGL Carbon AG (a)	632,300	11,527
Siemens AG sponsored ADR (d)	347,400	31,822
SolarWorld AG	81,900	17,155
United Internet AG	163,174	7,339
TOTAL GERMANY		558,924
Greece - 0.7%
Cosmote Mobile Telecommunications SA	479,200	11,065
EFG Eurobank Ergasias SA	311,750	11,593
Greek Organization of Football Prognostics SA	359,130	13,504
TOTAL GREECE		36,162
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - 1.5%
Chaoda Modern Agriculture (Holdings) Ltd.	12,600,000	$ 7,631
CNOOC Ltd.	13,257,000	11,413
Esprit Holdings Ltd.	3,487,500	29,837
Hutchison Whampoa Ltd.	2,234,000	22,457
Li & Fung Ltd.	4,172,000	7,620
Prosperity (REIT)	1,232,000	371
Wharf Holdings Ltd.	1,509,000	5,723
TOTAL HONG KONG		85,052
India - 1.2%
Cipla Ltd.	511,165	5,147
Infosys Technologies Ltd.	296,842	19,465
Pfizer Ltd.	218,539	5,344
Punj Lloyd Ltd.	13,941	358
State Bank of India	721,022	15,919
Suzlon Energy Ltd.	714,804	18,997
TOTAL INDIA		65,230
Ireland - 0.9%
Allied Irish Banks PLC	776,300	17,409
C&C Group PLC	2,070,005	14,138
Independent News & Media PLC (Ireland)	1,005,842	3,276
Paddy Power PLC (Ireland)	623,197	9,656
Ryanair Holdings PLC sponsored ADR (a)	128,600	7,040
TOTAL IRELAND		51,519
Israel - 0.6%
Bank Hapoalim BM (Reg.)	2,497,200	11,470
Bank Leumi le-Israel BM	1,776,100	6,669
Teva Pharmaceutical Industries Ltd. sponsored ADR	388,600	16,566
TOTAL ISRAEL		34,705
Italy - 2.4%
Banca Credit Firenze	2,248,700	7,103
ENI Spa	288,800	8,758
ENI Spa sponsored ADR	374,250	22,698
FASTWEB Spa (a)	262,300	12,709
Geox Spa	802,030	9,109
Lottomatica Spa New	227,400	9,087
Mediobanca Spa	391,500	7,506
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Pirelli & C. Real Estate Spa	206,800	$ 11,875
Unicredito Italiano Spa	6,422,600	45,857
TOTAL ITALY		134,702
Japan - 21.9%
Aeon Co. Ltd.	1,396,000	36,765
Aeon Fantasy Co. Ltd.	16,200	712
Asics Corp.	1,152,000	11,399
Astellas Pharma, Inc.	353,700	14,621
Canon, Inc.	563,900	33,958
Chiyoda Corp.	464,000	11,943
Credit Saison Co. Ltd.	363,900	16,314
Daikin Industries Ltd.	350,000	11,485
Daiwa Securities Group, Inc.	944,000	11,079
Don Quijote Co. Ltd. (d)	85,200	7,087
FamilyMart Co. Ltd.	281,200	9,419
Fanuc Ltd.	248,600	21,887
Fast Retailing Co. Ltd. (d)	149,500	13,519
Fujitsu Ltd.	1,724,000	15,193
Fullcast Co. Ltd. (d)	1,334	5,446
Hokuhoku Financial Group, Inc.	3,212,000	15,194
Hoya Corp.	744,900	29,839
Ibiden Co. Ltd.	399,200	22,388
JAFCO Co. Ltd.	116,400	9,504
JGC Corp.	648,000	13,752
JSR Corp.	659,900	19,629
JTEKT Corp.	659,000	12,553
Kansai Urban Banking Corp.	1,288,000	6,795
Kose Corp.	165,200	7,153
Kurita Water Industries Ltd.	36,700	859
Marui Co. Ltd.	968,300	17,785
Matsushita Electric Industrial Co. Ltd.	1,953,100	42,519
Mitsubishi Estate Co. Ltd.	798,000	18,534
Mitsubishi UFJ Financial Group, Inc.	1,237	17,875
Mitsui & Co. Ltd.	2,006,000	28,843
Mitsui Fudosan Co. Ltd.	1,290,000	27,157
Mizuho Financial Group, Inc.	4,713	38,562
Nidec Corp.	131,900	12,085
Nikko Cordial Corp.	2,045,500	32,496
Nintendo Co. Ltd.	94,000	12,891
Nippon Electric Glass Co. Ltd.	923,000	24,308
Nippon Oil Corp.	1,544,000	12,251
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nishi-Nippon City Bank Ltd.	1,065,000	$ 6,308
Nishimatsuya Chain Co. Ltd.	141,800	3,142
Nissan Motor Co. Ltd.	1,219,500	13,628
Nitto Denko Corp.	330,300	27,954
Nomura Holdings, Inc.	920,700	17,963
OMC Card, Inc.	738,000	15,064
ORIX Corp.	159,600	41,284
Seiyu Ltd. (a)(d)	2,865,000	9,059
Seven & I Holdings Co. Ltd. (a)	459,900	19,442
SHIMIZU Corp.	2,361,000	18,634
Shin-Etsu Chemical Co. Ltd.	167,000	9,494
Sompo Japan Insurance, Inc.	1,701,000	24,182
Sony Corp. sponsored ADR	577,700	28,250
St. Marc Holdings Co. Ltd. (a)	83,900	5,427
Sugi Pharmacy Co. Ltd. (d)	273,400	16,055
Sumco Corp.	463,400	25,040
Sumitomo Electric Industries Ltd.	1,663,000	27,568
Sumitomo Mitsui Financial Group, Inc.	3,945	46,064
T&D Holdings, Inc.	352,000	25,111
Takeda Pharamaceutical Co. Ltd.	196,000	11,092
Teijin Ltd.	1,779,000	12,130
The Daimaru, Inc.	1,131,000	17,582
The Sumitomo Warehouse Co. Ltd. (d)	338,000	2,794
TIS, Inc.	92,600	2,975
Token Corp.	78,400	5,372
Tokuyama Corp.	1,430,000	27,118
Tokyo Tomin Bank Ltd.	6,000	258
Toyota Motor Corp.	1,298,400	67,329
Urban Corp. (d)	144,800	13,477
Valor Co. Ltd.	73,700	2,977
Yahoo! Japan Corp.	7,680	10,408
Yamada Denki Co. Ltd.	173,700	22,384
TOTAL JAPAN		1,219,364
Korea (South) - 2.6%
Daegu Bank Co. Ltd.	419,640	6,623
Hyundai Department Store Co. Ltd.	65,420	7,429
Hyundai Engineering & Construction Co. Ltd. (a)	102,900	5,038
Hyundai Mobis	69,770	6,069
Hyundai Motor Co.	184,550	16,766
LG Card Co. Ltd. (a)	193,420	10,821
LG Household & Health Care Ltd.	177,780	11,483
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - continued
Lotte Shopping Co. Ltd. GDR (a)(f)	276,800	$ 5,721
NHN Corp. (a)	66,757	19,724
Samsung Electronics Co. Ltd.	29,374	22,646
Shinhan Financial Group Co. Ltd.	588,780	25,180
Shinsegae Co. Ltd.	15,900	8,448
TOTAL KOREA (SOUTH)		145,948
Luxembourg - 0.5%
SES Global unit	1,048,962	19,313
Stolt-Nielsen SA Class B sponsored ADR	195,300	6,492
TOTAL LUXEMBOURG		25,805
Mexico - 0.4%
America Movil SA de CV Series L sponsored ADR	423,900	14,298
Urbi, Desarrollos Urbanos, SA de CV (a)	881,000	6,494
TOTAL MEXICO		20,792
Netherlands - 2.6%
ASML Holding NV (NY Shares) (a)	372,500	8,415
EADS NV	488,200	19,134
ING Groep NV (Certificaten Van Aandelen)	1,169,644	41,815
Koninklijke Numico NV (a)	229,000	10,409
Koninklijke Philips Electronics NV	576,100	19,397
Koninklijke Wessanen NV	571,800	8,971
Randstad Holdings NV	198,700	10,070
Tele Atlas NV (Netherlands) (a)	132,400	3,636
Unilever NV (NY Shares)	101,400	7,118
VNU NV	388,575	13,020
TOTAL NETHERLANDS		141,985
Norway - 0.9%
DnB NOR ASA	928,300	10,397
Schibsted ASA (B Shares)	141,300	4,142
Statoil ASA	511,800	14,081
TANDBERG Television ASA (a)	508,300	7,317
Telenor ASA	1,227,800	12,321
Yara International ASA	291,600	4,318
TOTAL NORWAY		52,576
Poland - 0.2%
TVN SA (a)	487,049	12,554
Common Stocks - continued
	Shares	Value (000s)
Portugal - 0.2%
Energias de Portugal SA	3,888,500	$ 12,807
Russia - 0.0%
Novatek JSC GDR (e)	66,900	1,939
Singapore - 0.4%
Ascendas Real Estate Investment Trust (A-REIT)	4,630,000	6,222
HTL International Holdings Ltd.	5,750,000	5,104
Keppel Corp. Ltd.	1,166,000	9,417
STATS ChipPAC Ltd. (a)	4,624,000	3,250
TOTAL SINGAPORE		23,993
South Africa - 2.2%
African Bank Investments Ltd.	2,971,200	13,909
FirstRand Ltd.	7,071,900	22,580
Foschini Ltd.	1,374,300	13,153
JD Group Ltd.	832,000	11,807
MTN Group Ltd.	2,018,000	21,012
Nedbank Group Ltd.	404,000	7,133
Standard Bank Group Ltd.	522,700	7,072
Steinhoff International Holdings Ltd.	3,205,100	11,138
Telkom SA Ltd.	535,200	13,159
TOTAL SOUTH AFRICA		120,963
Spain - 1.4%
Altadis SA (Spain)	318,700	13,250
Antena 3 Television SA	554,756	15,028
Banco Bilbao Vizcaya Argentaria SA	1,565,000	31,676
Banco Santander Central Hispano SA	831,500	11,965
Gestevision Telecinco SA	256,800	6,335
TOTAL SPAIN		78,254
Sweden - 1.1%
Atlas Copco AB (B Shares)	625,400	13,260
Eniro AB	1,035,700	13,503
Gambro AB (A Shares)	549,550	6,441
Hennes & Mauritz AB (H&M) (B Shares)	194,400	7,156
Modern Times Group AB (MTG) (B Shares) (a)	160,900	7,840
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	366,300	13,363
TOTAL SWEDEN		61,563
Switzerland - 8.1%
ABB Ltd. sponsored ADR (a)	1,591,100	17,375
Actelion Ltd. (Reg.) (a)	61,976	5,542
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Compagnie Financiere Richemont unit	603,632	$ 27,460
Credit Suisse Group sponsored ADR	220,100	12,880
Credit Suisse Group (Reg.)	680,335	39,813
Lindt & Spruengli AG (participation certificate)	7,145	13,505
Nestle SA (Reg.)	189,009	55,450
Nobel Biocare Holding AG (Switzerland)	68,513	15,544
Novartis AG (Reg.)	1,339,631	73,894
Pargesa Holding SA	116,000	11,344
Roche Holding AG (participation certificate)	465,762	73,604
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	10,415	9,769
Syngenta AG (Switzerland)	96,608	12,337
The Swatch Group AG (Reg.)	389,573	12,755
UBS AG (NY Shares)	475,950	51,783
Zurich Financial Services AG	76,931	16,852
TOTAL SWITZERLAND		449,907
Taiwan - 1.0%
Advanced Semiconductor Engineering, Inc.	6,989,000	6,302
Holtek Semiconductor, Inc.	2,780,371	4,415
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,536,742	17,531
MediaTek, Inc.	548,000	5,628
Phoenix Precision Technology Corp.	4,827,400	12,724
Powertech Technology, Inc.	2,086,000	7,912
TOTAL TAIWAN		54,512
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	6,171,500	11,414
Turkey - 0.7%
Finansbank AS	3,711,614	21,025
Tupras-Turkiye Petrol Rafinerileri AS	815,000	16,928
TOTAL TURKEY		37,953
United Arab Emirates - 0.4%
Investcom LLC GDR	1,153,900	20,320
United Kingdom - 13.4%
Anglo American PLC (United Kingdom)	694,900	26,702
AstraZeneca PLC sponsored ADR	266,300	12,953
BAE Systems PLC	4,750,009	35,237
Benfield Group PLC	1,862,400	11,944
BG Group PLC	1,368,000	15,453
BG Group PLC sponsored ADR	200,000	11,358
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Big Yellow Group PLC	1,078,700	$ 6,870
Body Shop International PLC	694,700	2,744
BP PLC sponsored ADR	1,241,500	89,773
British American Tobacco PLC sponsored ADR	375,000	17,175
British Land Co. PLC	627,900	12,834
Capita Group PLC	1,106,900	8,413
Carnival PLC	212,200	11,883
CLS Holdings PLC (a)	623,893	5,655
EMI Group PLC	1,826,400	8,269
Enterprise Inns PLC	505,225	8,305
GlaxoSmithKline PLC sponsored ADR	1,177,000	60,309
Hilton Group PLC	1,670,000	10,821
HSBC Holdings PLC:
(Hong Kong) (Reg.)	2,859,677	47,574
(United Kingdom) (Reg.)	700,000	11,645
Imperial Tobacco Group PLC sponsored ADR	175,100	10,418
Informa PLC	1,379,400	10,693
Kazakhmys PLC	392,800	6,058
Man Group PLC	228,400	8,305
Marks & Spencer Group PLC	1,884,200	16,290
NDS Group PLC sponsored ADR (a)	83,800	3,614
Prudential PLC	1,167,482	11,838
Reckitt Benckiser PLC	294,100	9,658
Reuters Group PLC sponsored ADR	315,700	14,737
Rio Tinto PLC sponsored ADR	119,100	24,417
Rolls-Royce Group PLC	3,475,161	26,830
Royal Bank of Scotland Group PLC	707,171	21,890
Royal Dutch Shell PLC Class B	1,861,659	66,834
SIG PLC	536,100	7,773
Smiths Group PLC	881,900	15,563
Tesco PLC	2,092,100	11,835
Virgin Mobile Holdings (UK) PLC (d)	1,141,000	7,500
Vodafone Group PLC	19,761,612	41,717
Whatman PLC	735,900	3,744
Yell Group PLC	1,122,600	10,639
TOTAL UNITED KINGDOM		746,270
United States of America - 0.7%
Macquarie Infrastructure Co. Trust	131,000	4,284
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
NTL, Inc. (a)	360,900	$ 22,827
Synthes, Inc.	96,588	11,569
TOTAL UNITED STATES OF AMERICA		38,680
TOTAL COMMON STOCKS (Cost $4,019,725)		5,234,631
Nonconvertible Preferred Stocks - 1.2%

Germany - 0.8%
Fresenius AG (non-vtg.)	94,600	14,779
Hugo Boss AG (non-vtg.)	332,800	13,594
Porsche AG (non-vtg.) (d)	20,595	15,931
TOTAL GERMANY		44,304
Italy - 0.4%
Banca Intesa Spa (Risp)	4,403,802	23,040
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $50,852)		67,344
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 3.89% to 4.39% 2/2/06 to 4/27/06 (g) (Cost $3,110)	$ 3,130	3,111
Money Market Funds - 6.5%
	Shares
Fidelity Cash Central Fund, 4.46% (b)	279,136,587	279,137
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	85,353,132	85,353
TOTAL MONEY MARKET FUNDS (Cost $364,490)		364,490
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $4,438,177)		5,669,576
NET OTHER ASSETS - (1.8)%		(100,863)
NET ASSETS - 100%		$ 5,568,713
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
787 Nikkei 225 Index Contracts (Japan)	March 2006	$ 65,203	$ 3,346
The face value of futures purchased as a percentage of net assets - 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,939,000 or 0.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,111,000.
Other Information
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,479
Fidelity Securities Lending Cash Central Fund	370
Total	$ 1,849
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,441,149,000. Net unrealized appreciation aggregated $1,228,427,000, of which $1,246,266,000 related to appreciated investment securities and $17,839,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap Fund

January 31, 2006

1.813082.101

ISC-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
Australia - 9.5%
ABC Learning Centres Ltd.	1,434,751	$ 8,018
Adelaide Bank Ltd.	102,800	1,033
Austbrokers Holdings Ltd.	509,053	1,004
Australian Stock Exchange Ltd.	304,939	8,077
Australian Worldwide Exploration Ltd. (a)	998,700	1,999
Ballarat Goldfields NL (a)	4,587,200	1,510
Billabong International Ltd.	546,600	6,122
Boom Logistics Ltd.	436,100	1,190
Bradken Ltd.	2,641,942	9,355
Centamin Egypt Ltd. (a)	7,820,178	3,652
Challenger Financial Services Group Ltd.	849,959	2,597
Coates Hire Ltd.	392,300	1,568
Cochlear Ltd.	239,200	8,370
Computershare Ltd.	968,472	5,060
David Jones Ltd.	1,751,600	2,882
Dominos Pizza Australia New Zealand Ltd.	1,993,100	5,471
Downer EDI Ltd.	1,837,583	10,297
Dwyka Diamonds Ltd. (a)	7,549,000	3,559
Elixir Petroleum Ltd. (a)	3,172,540	1,975
Elkedra Diamonds NL (a)	3,353,671	1,089
Elkedra Diamonds NL warrants 8/31/07 (a)	3,000,000	320
Energy Developments Ltd.	452,327	1,344
Fox Resources Ltd. (a)	4,514,836	1,010
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	8
Hardman Resources Ltd. (Australia) (a)	661,681	1,018
Iluka Resources Ltd.	840,900	4,680
International Ferro Metals (e)	27,337,500	14,833
Jubilee Mines NL	312,200	1,704
Macquarie Bank Ltd.	34,700	1,799
Mayne Pharma Ltd. (a)	319,500	618
Metcash Ltd.	3,380,400	11,893
Mineral Deposits Ltd. (a)	4,920,000	5,335
Mineral Securities Ltd. (a)	650,000	591
Mortgage Choice Ltd.	5,097,021	6,184
Novera Energy Ltd. (a)	856,600	869
OAMPS Ltd.	711,200	1,812
Oxiana Ltd. (a)	4,383,700	6,714
Paladin Resources Ltd. (a)	1,730,500	4,488
Primary Health Care Ltd.	104,800	892
Publishing & Broadcasting Ltd.	180,900	2,274
QBE Insurance Group Ltd.	424,723	6,232
Ramsay Health Care Ltd.	188,500	1,382
Common Stocks - continued
	Shares	Value (000s)
Australia - continued
Roc Oil Co. Ltd. (a)	5,823,392	$ 13,726
Seek Ltd.	3,684,939	10,729
Select Managed Funds Ltd.	101,500	545
SFE Corp. Ltd.	1,322,400	13,888
Sigma Pharmaceuticals Ltd.	2,175,367	4,602
Skilled Group Ltd.	246,400	731
Sphere Investments Ltd. (a)(e)	5,250,000	3,583
Stockland unit	408	2
Sylvania Resources Ltd. (a)(e)	7,537,250	4,058
Symbion Health Ltd.	319,500	836
Tap Oil NL (a)	391,700	772
Tethyan Copper Co. Ltd. (a)	2,378,671	1,587
UNiTAB Ltd.	292,600	2,791
United Group Ltd.	1,059,121	9,958
Virotec International Ltd.:
(Australia) (a)	1,852,832	720
(United Kingdom) (a)	4,935,500	1,910
WorleyParsons Ltd. (d)	712,800	7,761
Zinifex Ltd.	2,617,400	15,579
TOTAL AUSTRALIA		254,606
Austria - 0.9%
OMV AG	345,700	24,431
Belgium - 0.4%
Euronav NV (d)	57,000	1,696
Melexis NV	93,199	1,316
Punch International NV (a)	29,700	2,797
Recticel SA	384,144	3,828
TOTAL BELGIUM		9,637
Bermuda - 2.1%
Aquarius Platinum Ltd.:
(Australia)	378,700	4,287
(United Kingdom)	564,705	6,379
Pacific Andes (Holdings) Ltd.	1,660,000	553
Peace Mark Holdings Ltd.	6,300,000	2,717
Petra Diamonds Ltd. (a)	3,761,306	4,048
Ports Design Ltd.	2,983,000	3,765
RC Group (Holdings) Ltd.	2,493,279	1,852
SeaDrill Ltd. (a)	924,521	9,695
Tanzanite One Ltd. (e)	4,655,601	13,997
Trefoil Ltd. (a)	750,000	5,638
Common Stocks - continued
	Shares	Value (000s)
Bermuda - continued
Xceldiam Ltd. (e)	3,318,255	$ 2,538
Xceldiam Ltd. warrants 11/16/07 (a)	1,659,127	162
TOTAL BERMUDA		55,631
British Virgin Islands - 0.3%
Albidon Ltd. unit (a)	1,000,000	569
BDI Mining Corp. (a)(e)	7,717,890	4,668
Titanium Resources Group Ltd.	1,890,000	2,101
TOTAL BRITISH VIRGIN ISLANDS		7,338
Canada - 2.8%
Adastra Minerals, Inc.:
(Canada) (a)	266,300	631
(United Kingdom) (a)	2,254,100	5,233
Altius Minerals Corp. (a)	757,506	3,159
Artumas Group, Inc.	473,800	2,137
Azure Dynamics Corp. Class A (a)	1,425,700	1,527
Bankers Petroleum Ltd. (a)	3,467,000	3,592
Banro Corp. (a)	277,700	2,636
Brazilian Diamonds Ltd. (a)	1,300,000	388
Falcon Oil & Gas Ltd. (a)	5,678,500	4,487
First Quantum Minerals Ltd.	55,700	2,130
Grove Energy Ltd. (a)	3,049,240	1,899
La Mancha Resources, Inc. (a)	463,200	687
Oilexco, Inc. (a)	4,862,925	16,225
Starfield Resources, Inc. (a)	11,046,531	4,849
Starfield Resources, Inc. (g)	1,678,100	663
Starfield Resources, Inc. warrants 1/21/08 (a)	1,678,100	133
StrataGold Corp. (a)	2,229,000	1,722
SXR Uranium One, Inc. (a)	475,740	3,136
Uruguay Mineral Exploration, Inc. (a)	430,400	2,248
Valkyries Petroleum Corp. (a)	430,000	5,116
Visual Defence, Inc. (e)	5,963,100	2,811
Western Canadian Coal Corp. (a)	2,161,418	6,718
Western Canadian Coal Corp.:
warrants 2/9/06 (a)	84,359	3
(United Kingdom) (a)	548,286	1,814
TOTAL CANADA		73,944
Cayman Islands - 0.8%
AAC Acoustic Technology Holdings, Inc.	4,450,000	3,302
Ctrip.com International Ltd. sponsored ADR	16,900	1,046
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Foxconn International Holdings Ltd.	1,320,000	$ 2,302
Hutchison Telecommunications International Ltd. (a)	174,000	289
Kingboard Chemical Holdings Ltd.	1,358,180	4,307
New World China Land Ltd.	2,100,000	912
Prime Success International Group Ltd.	3,628,000	2,186
Sincere Watch (Hong Kong) Ltd.	6,984,000	709
Suntech Power Holdings Co. Ltd. sponsored ADR	180,400	7,665
TOTAL CAYMAN ISLANDS		22,718
China - 0.6%
Beijing Capital Land Ltd. (H Shares)	7,264,000	2,971
China Fishery Group Ltd.	800,000	779
China Life Insurance Co. Ltd. (H Shares) (a)	1,425,000	1,401
China Oilfield Services Ltd. (H Shares)	2,592,000	1,290
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (d)	74,900	1,139
China Yurun Food Group Ltd.	2,076,000	1,514
Guangzhou R&F Properties Co. Ltd. (H Shares)	232,200	988
Parkson Retail Group Ltd.	774,500	1,945
Shanghai Electric (Group) Corp. (H Shares)	4,588,000	1,790
Shenzhou International Group Holdings Ltd.	5,572,000	2,120
Sina Corp. (a)	45,800	1,066
Yantai Changyu Pioneer Wine Co. (B Shares)	198,300	435
TOTAL CHINA		17,438
Czech Republic - 0.1%
Komercni Banka AS unit	59,134	2,957
Denmark - 0.2%
Rockwool International AS Series A	43,700	4,710
Estonia - 0.1%
Tallinna Vesi AS	168,000	2,848
Finland - 1.4%
Aldata Solutions Oyj (a)	2,065,976	4,971
Capman Oyj (B Shares)	426,937	1,551
Inion OY (a)	2,610,500	3,901
Neste Oil Oyj	566,900	18,326
Nokian Tyres Ltd. (d)	435,890	6,738
Tekla Oyj (A Shares)	557,380	2,906
TOTAL FINLAND		38,393
Common Stocks - continued
	Shares	Value (000s)
France - 1.3%
Altamir et Compagnie SA (a)	6,100	$ 1,202
Bourbon SA	15,638	1,675
BVRP Software SA (a)	144,796	3,343
Constructions Industrielles dela Mediterranee SA	11,500	1,181
Damartex SA	576	22
Groupe Open SA (d)	52,500	919
Groupe Open SA warrants 10/21/06 (a)	14,809	15
Guerbet SA	8,400	1,276
Ipsos SA	9,103	1,344
Lagardere S.C.A. (Reg.)	21,700	1,730
Maisons France Confort	31,494	1,948
Orpea (a)	25,207	1,417
Sechilienne-Sidec	6,446	3,776
Signaux Girod	15,575	1,398
Silicon On Insulator Technologies SA (SOITEC) (a)(d)	313,700	7,762
Sucriere de Pithivier Le Vieil	5,000	3,980
Tessi SA	24,066	1,237
The Lisi Group	22,500	1,445
TOTAL FRANCE		35,670
Germany - 2.5%
Advanced Photonics Technologies AG (a)	48,552	118
Articon-Integralis AG (Reg.) (a)	495,185	1,926
Bayer AG	244,800	10,235
Deutz AG (a)(d)	1,676,400	8,496
ElringKlinger AG	18,284	800
Fresenius AG	31,271	4,712
Grenkeleasing AG	25,918	1,468
K&S AG	167,900	11,486
Kontron AG (a)	154,264	1,665
Merck KGaA	48,441	5,052
Parsytec AG (a)	188,871	656
Pfleiderer AG (a)	155,159	3,594
PSI AG (a)(e)	689,200	4,473
Pulsion Medical Systems AG (a)	98,511	742
SGL Carbon AG (a)	250,100	4,559
Suedzucker AG (Bearer)	243,275	5,898
United Internet AG	40,352	1,815
TOTAL GERMANY		67,695
Gibraltar - 0.2%
PartyGaming PLC	2,216,200	5,056
Common Stocks - continued
	Shares	Value (000s)
Greece - 1.1%
Alfa-Beta Vassilopoulos SA (Reg.) (a)	108,600	$ 1,621
Autohellas SA	238,800	1,242
Fourlis Holdings SA	252,000	3,112
Greek Organization of Football Prognostics SA	76,842	2,889
Hyatt Regency SA (Reg.)	205,582	2,768
Intralot SA	110,700	2,432
Marfin Financial Group Holdings SA	100	3
Sarantis SA (Reg.)	1,409,518	14,321
TOTAL GREECE		28,388
Hong Kong - 1.3%
Cafe de Coral Holdings Ltd.	538,000	621
Chen Hsong Holdings Ltd.	1,660,000	995
Convenience Retail Asia Ltd.	432,000	144
Fong's Industries Co. Ltd.	1,076,000	819
Giordano International Ltd.	1,920,000	1,072
Hong Kong & China Gas Co. Ltd.	1,202,000	2,592
Hong Kong & Shanghai Hotels Ltd.	2,229,500	2,361
Hong Kong Aircraft & Engineering Co.	152,400	1,218
Hong Kong Exchanges & Clearing Ltd.	1,676,000	8,046
Integrated Distribution Services Group Ltd. (IDS)	2,488,000	2,888
Linmark Group Ltd.	2,218,000	612
Midland Holdings Ltd.	1,794,000	984
Shanghai Industrial Holdings Ltd. Class H	339,000	720
Shangri-La Asia Ltd.	634,000	1,013
SIM Technology Group	3,304,000	912
SmarTone Telecommunications Holdings Ltd.	1,078,000	1,231
Solomon Systech Ltd.	7,070,000	3,251
Tai Cheung Holdings Ltd.	1,414,000	843
Tingyi (Cayman Island) Holding Corp.	100,000	59
Tom.com Ltd. (a)	4,332,000	885
Vtech Holdings Ltd.	844,000	3,008
TOTAL HONG KONG		34,274
Hungary - 0.2%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	44,200	4,596
India - 0.2%
Balkrishna Industries Ltd.	37,161	939
Cipla Ltd.	16,261	164
Great Eastern Energy Corp. Ltd. GDR	1,924,498	4,553
TOTAL INDIA		5,656
Common Stocks - continued
	Shares	Value (000s)
Indonesia - 0.2%
PT Perusahaan Gas Negara Tbk Series B	4,829,500	$ 4,278
Ireland - 0.8%
Adwalker PLC (a)(e)	9,125,000	1,258
Aminex PLC (a)	2,665,619	1,363
IAWS Group PLC (Ireland)	38,059	613
Kenmare Resources PLC (a)	3,621,000	2,641
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	716
Minco PLC (a)	2,727,271	643
Paddy Power PLC (Ireland)	241,011	3,734
Petroceltic International PLC (a)	12,421,734	3,094
Providence Resources PLC (a)	28,529,700	1,595
Trinity Biotech PLC sponsored ADR (a)(d)	227,325	1,955
Vimio PLC	961,700	2,712
TOTAL IRELAND		20,324
Israel - 0.3%
Advanced Vision Technology Ltd. (a)	165,400	1,970
Leadcom Integrated Solutions	3,766,400	3,384
Metal-Tech Ltd.	640,200	2,050
TOTAL ISRAEL		7,404
Italy - 2.2%
Amplifon Spa	38,350	2,768
Banca Credit Firenze	2,942,982	9,296
Banca Italease Spa	1,051,300	36,145
Bastogi Spa (a)(d)	3,714,300	1,280
Brembo Spa	124,700	943
Lottomatica Spa New	112,000	4,475
Saipem Spa	79,800	1,592
Teleunit Spa (a)(e)	9,675,858	2,840
TOTAL ITALY		59,339
Japan - 32.4%
Advance Create Co. Ltd. (d)	378	1,053
Advanced Media, Inc. Japan (d)	314	2,703
Aeon Fantasy Co. Ltd. (d)	83,800	3,685
Aichi Steel Corp. (d)	2,111,000	22,112
Ain Pharmaciez, Inc.	45,300	903
All About, Inc.	54	557
Ariake Japan Co. Ltd. (d)	176,500	5,024
ARRK Corp.	45,700	3,731
Asahi Denka Co. Ltd.	298,000	5,245
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Asset Managers Co. Ltd.	1,233	$ 8,260
Axell Corp.	646	2,670
Bandai Visual Co. Ltd.	436	2,230
Canon Fintech, Inc.	62,000	1,347
Casio Micronics Co. Ltd. (d)	139,200	3,678
Chiyoda Corp.	94,000	2,420
Chugoku Marine Paints Ltd. (d)	60,000	400
CMIC Co. Ltd. (d)	2,520	795
Create Restaurants, Inc.	46,900	4,289
Create SD Co. Ltd.	43,800	1,811
cyber communications, Inc. (a)(d)	153	711
Cyber Firm, Inc. (a)	308	1,200
CyberAgent, Inc.	1,141	2,412
Daifuku Co. Ltd.	140,500	2,611
Daihatsu Diesel Manufacturing Co. Ltd.	22,000	138
Daiwabo Information System Ltd. (d)	375,500	7,777
DC Co. Ltd.	202,000	1,252
DDS, Inc.	4	101
E*TRADE Securities Co. Ltd. (d)	881	2,485
Ebara Corp.	274,000	1,574
Ebara-Udylite Co. Ltd.	600	59
Endo Lighting Corp.	207,000	2,576
EPS Co. Ltd. (d)	604	1,956
Excite Japan Co. Ltd.	360	3,467
Faith, Inc. (d)	1,619	657
FamilyMart Co. Ltd.	61,400	2,057
FCC Co. Ltd.	56,800	2,832
FinTech Global, Inc. (d)	503	3,494
FT Communications Co. Ltd.	675	1,461
Fujikura Ltd.	1,005,000	9,936
Furukawa Co. Ltd. (a)(d)	2,994,000	7,962
Furukawa Electric Co. Ltd. (a)	964,000	8,627
Gentosha, Inc.	100	903
Hamamatsu Photonics KK (d)	186,800	5,477
Haseko Corp. (a)(d)	896,000	3,360
Heiwa Real Estate Co. Ltd. (d)	355,000	2,781
Hikari Tsushin, Inc.	376,200	30,364
Hiroshima Bank Ltd.	738,000	4,787
Hitachi Chemical Co. Ltd.	669,300	20,707
Hitachi Construction Machinery Co. Ltd.	836,400	23,097
Hitachi Koki Co. Ltd.	409,000	7,286
Hogy Medical Co.	28,400	1,455
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Hokuto Corp. (d)	271,000	$ 4,439
I-CF, Inc. (a)(d)	1,305	2,080
Ibiden Co. Ltd.	149,500	8,384
Ikyu Corp.	122	897
Index Corp. (d)	3,975	8,199
Innotech Corp. Japan	236,800	2,426
Intelligent Wave, Inc. (d)	212	663
Intertrade Co. Ltd. (a)	90	913
Iriso Electronics Co. Ltd.	67,200	2,583
Ishihara Chemical Co. Ltd.	48,000	1,043
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	1,042,000	3,410
Itochu Corp.	2,068,000	17,555
J Bridge Corp. (a)(d)	244,300	2,717
Japan Communications, Inc. (d)	394	470
Japan Digital Contents Trust, Inc. (a)(d)	877	742
Jastec Co. Ltd.	70,400	1,698
Joint Corp.	68,400	2,116
JSR Corp.	93,600	2,784
Juroku Bank Ltd.	197,000	1,471
KAGA ELECTRONICS Co. Ltd.	55,300	1,626
Kakaku.com, Inc. (d)	140	591
Kansai Urban Banking Corp.	457,000	2,411
Kawasaki Heavy Industries Ltd. (d)	978,000	3,684
Kenedix, Inc.	753	4,159
Kibun Food Chemifa Co. Ltd.	89,900	1,762
KK daVinci Advisors (a)	203	1,450
Kobe Steel Ltd.	958,000	3,282
KOEI Co. Ltd.	57,490	1,465
Konica Minolta Holdings, Inc. (a)	1,413,000	15,836
Kura Corp. Ltd. (e)	2,946	19,208
Kurita Water Industries Ltd.	220,900	5,168
Link Theory Holdings Co. Ltd.	278	1,663
Lopro Corp. (d)	137,200	746
LTT Bio-Pharma Co. Ltd. (a)(d)	112	241
Maruei Department Store Co. Ltd.	368,000	1,035
Meganesuper Co. Ltd.	20	0
Meiko Electronics Co. Ltd.	70,100	5,730
Misumi Group, Inc.	36,200	1,592
Mitsubishi Gas Chemical Co., Inc.	292,000	3,347
Mitsubishi Materials Corp. (d)	2,499,000	12,928
Mitsui O.S.K. Lines Ltd.	772,000	6,994
Mitsui Trust Holdings, Inc.	191,000	2,821
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Murata Manufacturing Co. Ltd.	68,900	$ 4,991
Nachi-Fujikoshi Corp.	1,654,000	10,446
NEOMAX Co. Ltd.	172,000	5,922
Net One Systems Co. Ltd.	5,266	12,298
NextCom KK (d)	2,208	2,296
NGK Spark Plug Co. Ltd.	794,000	19,828
Nidec Copal Electronics Corp.	52,200	419
Nidec Corp.	36,200	3,317
Nidec Tosok Corp. (d)	169,800	2,614
Nihon Ceratec Co. Ltd. (d)	358	2,078
Nihon Chouzai Co. Ltd.	2,360	74
Nihon Dempa Kogyo Co. Ltd. (d)	364,300	18,164
Nihon Micro Coating Co. Ltd.	147,500	1,013
Nihon Trim Co. Ltd. (d)	177,500	9,727
Nihon Unicom Corp.	97,100	1,206
Nikko Cordial Corp.	254,000	4,035
Nippon Chemi-con Corp.	666,000	4,660
Nippon Denko Co. Ltd. (d)	182,000	656
Nippon Electric Glass Co. Ltd.	111,000	2,923
Nippon Mining Holdings, Inc.	103,500	849
Nippon Oil Corp.	259,000	2,055
Nippon Seiki Co. Ltd.	706,000	16,547
Nippon Soda Co. Ltd. (a)	519,000	1,827
Nippon Suisan Kaisha Co. Ltd.	836,100	3,406
Nissei Corp.	128,000	1,778
Nissin Co. Ltd.	522,880	1,070
Nissin Kogyo Co. Ltd.	393,200	23,157
Nissin Servicer Co. Ltd. (d)	2,601	3,968
Nitta Corp.	99,900	1,967
NOK Corp.	183,900	5,643
Otaki Gas Co. Ltd.	16,000	97
Otsuka Corp.	55,500	6,329
Pacific Golf Group International Holdings KK	31	66
Pacific Metals Co. Ltd. (d)	1,362,000	8,010
Parker Corp.	48,000	764
Pigeon Corp.	180,000	2,583
Produce Co. Ltd.	316	3,717
Ravis, Inc.	23	80
Relo Holdings Corp.	111,800	2,816
Resona Holdings, Inc. (a)	582	2,287
Rex Holdings Co. Ltd. (d)	861	3,427
Rex Holdings Co. Ltd. New (d)	965	3,841
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Rohto Pharmaceutical Co. Ltd.	131,000	$ 1,585
Royal Holdings Co. Ltd.	107,000	1,616
Sammy NetWorks Co. Ltd. (d)	1,203	13,944
Sapporo Hokuyo Holdings, Inc.	133	1,428
SBI Holdings, Inc. (d)	11,612	7,324
Sega Sammy Holdings, Inc.	74,900	2,688
Seikagaku Corp.	192,200	2,121
Sekisui Plastics Co. Ltd.	160,000	671
Shinohara Systems of Construction Co. Ltd. (d)	1,052	1,775
Showa Denko KK	998,000	4,381
Showa Shell Sekiyu KK	306,200	3,583
Silex Technology, Inc.	263	740
Simplex Investment Advisors, Inc. (d)	59	563
Softbrain Co. Ltd. (d)	440	383
Softbrain Co. Ltd. New (d)	440	374
St. Marc Holdings Co. Ltd. (a)	31,300	2,025
Sumco Corp.	83,100	4,490
Sumitomo Bakelite Co. Ltd.	101,000	914
Sumitomo Corp.	1,525,000	20,861
Sumitomo Metal Industries Ltd.	1,629,000	6,609
Sumitomo Metal Mining Co. Ltd.	1,523,000	20,457
Sumitomo Rubber Industries Ltd.	223,000	3,041
Sumitomo Titanium Corp. (d)	9,800	1,669
Sun Frontier Fudousan Co. Ltd. (d)	277	1,823
Sunx Ltd.	150,000	3,899
Taisei Corp.	358,000	1,825
Taiyo Ink Manufacturing Co. Ltd.	48,700	2,623
Taiyo Kagaku	83,700	1,213
Taiyo Nippon Sanso Corp. Tokyo	361,000	2,738
Take & Give Needs Co. Ltd. (a)	1,437	2,535
Techno Mathematical Co. Ltd. (d)	34	580
Telewave, Inc. (d)	438	3,714
The First Energy Service Co. Ltd. (d)	191	435
The Keiyo Bank Ltd.	273,000	2,180
Toc Co. Ltd.	104,000	678
Tohcello Co. Ltd.	500	4
Tohoku Electric Power Co., Inc.	228,500	4,917
Tokai Carbon Co. Ltd. (d)	643,000	3,759
Token Corp.	134,500	9,217
Tokuyama Corp.	336,000	6,372
Tokyo Gas Co. Ltd.	376,000	1,747
Tokyo Seimitsu Co. Ltd. (d)	65,700	4,709
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Tomoe Engineering Co. Ltd.	123,200	$ 2,672
TonenGeneral Sekiyu KK	189,000	1,931
Toray Industries, Inc.	2,085,000	17,415
Toyo Ink Manufacturing Co. Ltd. (d)	988,000	4,918
Toyo Suisan Kaisha Ltd.	59,000	937
Trancom Co. Ltd.	99,600	2,835
Trans Cosmos, Inc.	44,000	2,993
Trend Micro, Inc.	24,500	816
Turbolinux, Inc.	166	259
TV Tokyo Broadband Entertainment, Inc.	8	111
Tyo Productions, Inc.	128,000	699
Usen Corp. (d)	703,530	19,188
Works Applications Co. Ltd. (a)	1,398	1,430
Yachiyo Industry Co. Ltd.	118,500	2,636
Yahagi Construction Co. Ltd.	134,000	844
Yahoo! Japan Corp.	1,901	2,576
Yamada Denki Co. Ltd.	201,300	25,941
Yamaha Motor Co. Ltd.	118,000	3,027
Yaskawa Electric Corp. (a)(d)	361,000	4,323
Yasuragi Co. Ltd. (a)	113,500	3,763
Yoshimoto Kogyo Co. Ltd.	100,000	2,540
Zecs Co. Ltd.	181	895
Zensho Co. Ltd. (d)	164,300	4,229
TOTAL JAPAN		868,943
Korea (South) - 0.9%
CDNetworks Co. Ltd.	44,235	1,323
China Lotsynergy Holding Ltd. (a)	6,104,000	2,613
Doosan Heavy Industries & Construction Co. Ltd.	154,920	5,625
Hyundai Engineering & Construction Co. Ltd. (a)	30,060	1,472
kiwoom.com Securities Co. Ltd.	17,076	686
Korean Reinsurance Co.	63,440	664
Kyeryong Construction Industrial Co. Ltd.	33,140	1,053
LG Household & Health Care Ltd.	30,080	1,943
NHN Corp. (a)	24,661	7,286
Orion Corp.	5,530	1,492
S.M. Entertainment Co. Ltd.	32,510	362
Samsung Corp.	16,460	424
TOTAL KOREA (SOUTH)		24,943
Luxembourg - 0.8%
Stolt-Nielsen SA (d)	653,190	21,997
Common Stocks - continued
	Shares	Value (000s)
Malaysia - 0.1%
Steppe Cement Ltd. (a)	971,900	$ 2,230
Netherlands - 0.4%
Bateman Engineering NV	480,200	2,546
Engel East Europe NV	2,293,412	5,365
Nutreco Holding NV	74,700	4,053
TOTAL NETHERLANDS		11,964
New Zealand - 0.5%
Fisher & Paykel Healthcare Corp.	1,926,273	4,880
Freightways Ltd.	35,066	79
Sky City Entertainment Group Ltd.	1,663,489	5,277
Sky Network Television Ltd.	199,867	871
Tower Ltd. (a)	2,569,173	3,722
TOTAL NEW ZEALAND		14,829
Norway - 2.1%
ABG Sundal Collier ASA	1,168,000	1,528
Aker Kvaerner ASA (a)	32,000	2,199
Camillo Eitzen & Co. ASA (d)	605,200	6,210
Deep Ocean ASA (a)	421,247	1,279
Mamut ASA (a)	608,100	1,362
Odfjell ASA (A Shares)	85,700	1,701
P4 Radio Hele Norge ASA	141,400	510
Pertra Midt-Norges AS (g)	60,000	902
Petroleum Geo-Services ASA (a)	116,250	4,177
Schibsted ASA (B Shares)	54,100	1,586
Solstad Offshore ASA	114,000	1,680
Songa Offshore ASA (a)	1,357,408	11,785
Songa Offshore ASA warrants 6/8/08 (a)(g)	177,778	1,336
Statoil ASA	222,900	6,132
Stepstone ASA (a)	4,710,000	7,435
TANDBERG Television ASA (a)	395,400	5,692
TOTAL NORWAY		55,514
Papua New Guinea - 0.1%
Oil Search Ltd.	517,100	1,506
Poland - 1.0%
Pfleiderer Grajewo SA	289,800	3,454
Polski Koncern Naftowy Orlen SA unit	475,500	19,210
TVN SA (a)	149,254	3,847
TOTAL POLAND		26,511
Common Stocks - continued
	Shares	Value (000s)
Portugal - 0.2%
Impresa SGPS (a)	984,753	$ 6,008
Russia - 0.9%
Sibirtelecom Open Joint Stock Co. sponsored ADR	104,700	6,730
Sistema JSFC sponsored GDR	215,400	5,267
Uralsvyazinform sponsored ADR	614,100	4,452
Vimpel Communications sponsored ADR (a)	68,100	3,187
VolgaTelecom sponsored ADR	683,100	5,328
TOTAL RUSSIA		24,964
Singapore - 2.3%
City Developments Ltd.	93,000	490
Cosco Investment (Singapore) Ltd.	5,276,000	3,675
GES International Ltd.	5,357,000	3,336
Guocoland Ltd.	516,000	499
Hong Leong Finance Ltd.	310,000	722
HTL International Holdings Ltd.	1,422,500	1,263
Jurong Technologies Industrial Corp. Ltd.	827,000	892
Keppel Land Ltd.	1,236,000	2,896
MobileOne Ltd.	1,573,000	2,133
Olam International Ltd.	2,539,000	2,348
Osim International Ltd.	800,000	740
Parkway Holdings Ltd.	4,538,000	6,574
SIA Engineering Co. Ltd.	3,467,000	6,412
Singapore Exchange Ltd.	5,245,000	10,218
Singapore Petroleum Co. Ltd.	1,148,000	3,928
Singapore Post Ltd.	15,136,000	10,917
Singapore Technologies Engineering Ltd.	804,000	1,482
United Overseas Land Ltd.	803,000	1,376
Wing Tai Holdings Ltd.	1,928,000	1,723
TOTAL SINGAPORE		61,624
South Africa - 4.4%
African Bank Investments Ltd.	3,710,751	17,371
Discovery Holdings Ltd. (a)	2,751,919	11,298
FirstRand Ltd.	2,282,300	7,287
Foschini Ltd.	488,000	4,670
Gold Reef Casino Resorts Ltd.	697,000	1,754
JD Group Ltd.	292,100	4,145
MTN Group Ltd.	1,176,702	12,252
Nedbank Group Ltd.	154,000	2,719
Steinhoff International Holdings Ltd.	12,684,632	44,080
Common Stocks - continued
	Shares	Value (000s)
South Africa - continued
Telkom SA Ltd.	371,100	$ 9,124
Wilson Bayly Holmes-Ovcon Ltd.	446,856	3,576
TOTAL SOUTH AFRICA		118,276
Spain - 0.3%
Antena 3 Television SA	274,232	7,429
Construcciones y Auxiliar de Ferrocarriles	9,500	1,102
TOTAL SPAIN		8,531
Sweden - 1.9%
Consafe Offshore AB (A Shares) (a)	984,272	17,239
Eniro AB (d)	153,028	1,995
Gambro AB (A Shares)	405,000	4,747
Hexagon AB (B Shares) (d)	213,129	6,091
Intrum Justitia AB (a)	375,200	3,521
Modern Times Group AB (MTG) (B Shares) (a)	210,550	10,260
Observer AB	1,190,090	5,783
VBG AB (B Shares)	6,710	213
TOTAL SWEDEN		49,849
Switzerland - 0.8%
Actelion Ltd. (Reg.) (a)	18,108	1,619
Amazys Holding AG	54,100	4,402
Bucher Holding AG	31,439	3,050
Escor Casino & Entertainment SA	19,770	394
Mobilezone Holding AG (a)	462,199	1,840
Pargesa Holding SA	14,130	1,382
Roche Holding AG (participation certificate)	23,767	3,756
Sulzer AG (Reg.)	2,648	1,587
Swissquote Group Holding SA (a)	18,811	2,630
TOTAL SWITZERLAND		20,660
Thailand - 0.1%
Bumrungrad Hospital PCL (For. Reg.)	2,330,500	1,931
True Corp. PCL (a)	4,442,500	1,312
TOTAL THAILAND		3,243
Turkey - 1.2%
Anadolu Sigoria	1,112,000	3,863
Atakule Gayrimenkul Yatirim Ortakligi AS	1,033,000	1,919
Dogan Gazetecilik AS (a)	3,601,955	10,338
Eczacibasi Yatirim Holding AS	922,979	3,458
Common Stocks - continued
	Shares	Value (000s)
Turkey - continued
Enka Insaat ve Sanayi AS	262,950	$ 3,118
Tupras-Turkiye Petrol Rafinerileri AS	395,600	8,217
TOTAL TURKEY		30,913
United Arab Emirates - 0.0%
Investcom LLC GDR	45,600	803
United Kingdom - 16.9%
Accuma Group PLC	418,063	1,774
Advanced Technology (UK) PLC (a)(e)	7,355,000	0
AeroBox PLC (a)	5,694,657	620
Afren PLC (e)	16,428,000	17,827
African Copper PLC (a)	1,742,884	2,806
Air Partner PLC	45,000	522
Alba PLC	826,600	7,301
Alliance Pharma PLC (a)(e)	8,794,400	2,464
Alterian PLC (a)	1,486,000	3,489
Amlin PLC	157,014	675
Amlin PLC (RFD) (a)	49,959	210
Andor Technology Ltd. (a)	444,444	889
Anglo Asian Mining PLC	4,278,000	3,596
Appian Technology PLC (a)	5,416,178	747
Appian Technology PLC warrants 2/28/08 (a)(g)	479,045	6
Armour Group PLC	75,000	68
Ascent Resources PLC (a)(e)	18,000,000	3,122
Ascent Resources PLC warrants 12/22/07 (a)	1,500,000	64
Asia Energy PLC (a)	1,379,951	10,752
Atrium Underwriting PLC	257,060	870
Autoclenz Holdings PLC (e)	560,000	1,270
Avanti Screenmedia Group PLC (a)(e)	1,737,000	8,266
Belitung Zinc Corp. PLC (g)	7,435,490	1,323
BG Group PLC	441,600	4,988
Bioprogress PLC (a)(e)	9,567,839	8,893
Blackstar Investors PLC	2,870,000	5,999
Block Shield Corp. PLC (a)	1,110,300	2,617
Body Shop International PLC	800,000	3,159
BowLeven PLC (a)	1,407,600	4,269
British Energy Group PLC (a)	274,800	2,982
Caffe Nero Group PLC (a)	909,978	4,031
Cambrian Mining PLC (e)	6,039,800	12,867
Cambrian Mining PLC warrants 1/25/06 (a)	350,000	0
Cardpoint PLC (a)	345,300	577
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Central African Mining & Exploration Co. PLC (a)	16,622,700	$ 7,023
Central African Mining & Exploration Co. PLC (a)	5,882,352	2,485
Centurion Electronics PLC (e)	1,751,839	608
Ceres Power Holding PLC (a)	1,670,100	6,313
Chaco Resources PLC (a)	8,530,200	1,844
Chaucer Holdings PLC	5,079,800	5,964
Clapham House Group PLC (a)	725,650	2,627
Cobra Biomanufacturing PLC (a)	701,900	690
Coffeeheaven International PLC (a)(e)	8,115,909	2,960
Corac Group PLC (a)(e)	5,349,104	3,426
Corin Group PLC	1,210,314	6,879
Countermine PLC (g)	4,939	454
Countermine PLC warrants 7/26/06 (a)(g)	4,939	0
CustomVis PLC (a)	1,558,936	153
DA Group PLC (a)(e)	1,875,165	1,918
Domino's Pizza UK & IRL PLC	1	0
Dream Direct Group PLC (a)	145,000	148
Eclipse Energy Co. Ltd. (g)	102,000	1,361
Eureka Mining PLC (a)	381,700	781
Europa Oil & Gas Holdings PLC (a)	1,000,000	418
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	49
European Diamonds PLC (a)	499,300	231
Faroe Petroleum PLC (a)	1,288,906	3,348
Firestone Diamonds PLC (a)	1,718,100	4,447
Flomerics Group PLC	449,658	700
Forum Energy PLC (e)	1,694,770	3,422
Freeport PLC	55,364	452
Future PLC	1,717,169	1,802
Gaming Corp. PLC (a)	9,702,913	1,985
Gemfields Resources PLC (e)	6,859,200	5,064
GMA Resources PLC (a)(e)	24,646,083	4,220
Goals Soccer Centres PLC (a)	827,000	2,553
Golden Prospect PLC	1,931,500	1,993
Goldshield Group PLC	416,400	2,835
GTL Resources PLC (a)	13,669,072	480
Gyrus Group PLC (a)	434,400	3,180
Hardide Ltd. (e)	12,401,000	3,309
Healthcare Enterprise Group PLC (a)(e)	13,540,108	4,035
Highbury House Communications PLC (a)	713,914	9
Hydrodec Group PLC (a)	7,280,786	3,400
ID Data PLC (a)(e)	84,350,500	1,350
Ideal Shopping Direct PLC	827,209	5,092
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Imperial College Innovations Ltd. (g)	19,300	$ 2,747
Indago Petroleum Ltd.	3,219,846	3,952
International Con Minerals Ltd. (g)	2,659,964	798
International Con Minerals Ltd. warrants 10/31/07 (a)(g)	1,329,982	0
Intertek Group PLC	116,310	1,559
IPSA Group PLC (e)	4,074,075	2,138
ITE Group PLC	4,436,717	10,497
ITM Power PLC (a)(d)	4,471,500	16,148
Jubilee Platinum PLC (a)(e)	5,159,643	5,966
Kazakhgold Group Ltd. GDR	80,900	2,144
Lambert Howarth Group PLC	784,392	2,742
Landround PLC (e)	298,600	452
Lawrence PLC	1,073,124	5,803
LTG Technologies PLC (a)	11,517,168	1,895
Manpower Software PLC (a)	258,824	124
Max Petroleum PLC (d)	14,287,552	35,584
Meridian Petroleum PLC (a)	1,963,000	463
Metals Exploration PLC (a)(e)	2,820,077	1,505
Metals Exploration PLC warrants 9/14/07 (a)	1,410,039	251
Mice Group PLC	4,432,324	2,149
Michelmersh Brick Holdings PLC (a)	578,900	1,014
Monstermob Group PLC (a)	226,461	1,565
NDS Group PLC sponsored ADR (a)	105,154	4,535
NeuTec Pharma PLC (a)	174,136	1,394
NeutraHealth PLC (a)(e)	7,328,100	1,467
Oil Quest Resources PLC (a)(e)	2,362,285	662
Oystertec PLC (a)	7,009,687	499
P&MM Group PLC (a)(e)	2,035,000	3,331
Pilat Media Global PLC (a)(e)	2,880,000	2,229
Platinum Mining Corp. of India PLC (e)	12,520,800	3,675
Plethora Solutions Holdings PLC	113,636	455
Plethora Solutions Holdings PLC (f)	318,182	1,274
PlusNet Technologies Ltd. (a)(e)	1,711,604	8,998
Premier Oil PLC (a)	159,291	2,607
Proteome Sciences PLC (a)	492,942	491
Punch Graphix PLC	92,458	210
Pureprofile Media PLC (g)	1,108,572	986
Pureprofile Media PLC warrants 7/31/06 (a)(g)	251,428	0
Pursuit Dynamics PLC (a)	666,667	2,040
QA PLC (a)	13,554,656	151
Rambler Metals & Mining PLC	1,300,000	752
Retail Decisions PLC (a)	1,479,740	3,856
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Rheochem PLC (a)(e)	8,728,300	$ 1,863
Rheochem PLC warrants 12/21/07 (a)	4,364,150	0
Royalblue Group PLC	45,073	632
Scapa Group PLC	3,660,400	1,400
SDL PLC (a)	1,450,000	5,662
Serabi Mining PLC	2,612,400	1,510
Sibir Energy PLC (a)	116,280	921
Sinclair Pharma PLC (a)	1,786,758	4,275
Sondex PLC	260,100	1,275
SPI Lasers PLC	658,000	2,002
Spice Holdings PLC	771,200	3,526
Sportingbet PLC	345,100	2,548
Stem Cell Sciences PLC	716,649	912
Sterling Energy PLC (a)	9,804,467	4,099
Stratex International PLC	6,000,000	600
SubSea Resources PLC (a)(e)	8,644,100	3,960
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	297
Synchronica PLC (a)	1,806,000	1,012
Synergy Healthcare PLC	314,553	2,532
Taghmen Energy PLC (a)(e)	4,745,755	5,192
Taghmen Energy PLC warrants 4/30/07 (a)	2,279,573	958
Tanfield Group PLC (a)(e)	9,582,131	3,494
Teesland PLC	1,380,000	2,111
Tersus Energy PLC	1,597,222	1,137
Third Advance Value Realisation Co. Uk Ltd. (a)	507,108	898
Tikit Group PLC (e)	720,362	2,127
TMO Biotec (g)	10,000	534
Toledo Mining Corp. PLC (a)	480,000	965
Triple Plate Junction PLC (a)	3,638,000	1,521
Triple Plate Junction PLC warrants 12/31/05 (a)	1,818,750	0
Tristel PLC	274,418	278
UK Coal PLC	1,087,069	2,848
Unibet Group PLC unit	232,256	5,536
Vectura Group PLC (a)	3,300,000	5,401
Victoria Oil & Gas PLC (a)	2,967,800	10,638
Whatman PLC	280,100	1,425
White Nile Ltd. (a)	200,000	352
William Ransom & Son PLC	3,629,500	2,809
Windsor PLC	700,000	610
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
World Gaming PLC (a)	1,332,300	$ 3,614
ZincOx Resources PLC (a)	970,000	3,374
TOTAL UNITED KINGDOM		453,007
United States of America - 2.0%
121Media, Inc. (a)(e)	603,205	1,626
Central European Distribution Corp. (a)(d)	49,300	1,896
Chindex International, Inc. (a)(d)	138,900	803
Cyberscan Technology, Inc. (e)	996,527	8,952
Frontera Resources Corp.	2,300,000	4,869
Frontier Mining Ltd. (a)	6,115,691	2,720
GeoGlobal Resources, Inc. (a)(d)	351,900	3,586
Marathon Oil Corp.	39,900	3,067
Private Media Group, Inc. (a)(d)	283,400	748
Solar Integrated Technologies, Inc. (a)	1,643,073	8,769
Trico Marine Services, Inc. (a)	67,200	2,249
Uramin, Inc. (a)(g)	1,333,332	1,000
Uramin, Inc. warrants 7/26/08 (a)(g)	666,666	0
UTEK Corp. (Reg. S)	34,942	415
Valero Energy Corp.	82,800	5,169
XL TechGroup, Inc. (a)	1,442,680	7,725
TOTAL UNITED STATES OF AMERICA		53,594
TOTAL COMMON STOCKS (Cost $1,930,735)		2,647,240
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.4%
Fresenius AG	70,528	11,018
United Kingdom - 0.1%
Third Advance Value Realisation Co. Uk Ltd. (a)	1,183,252	2,052
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,326)		13,070
Investment Companies - 0.1%
	Shares	Value (000s)
United Kingdom - 0.1%
Black Sea Property Fund Ltd.	2,741,100	$ 1,207
The Greenhouse Fund Ltd. (a)	1,750,000	420
TOTAL INVESTMENT COMPANIES (Cost $1,360)		1,627
Corporate Bonds - 0.0%
		Principal Amount (000s)
Convertible Bonds - 0.0%
United Kingdom - 0.0%
BioCare Solutions Ltd. 1% 12/31/06 (g)	GBP	$ 54,768	974
Nonconvertible Bonds - 0.0%
Norway - 0.0%
Songa Offshore ASA 9% 9/8/10 (g)		600	582
TOTAL CORPORATE BONDS (Cost $1,574)			1,556
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 4.46% (b)	26,684,709	26,685
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	151,331,534	151,332
TOTAL MONEY MARKET FUNDS (Cost $178,017)		178,017
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $2,119,012)		2,841,510
NET OTHER ASSETS - (6.0)%		(162,016)
NET ASSETS - 100%		$ 2,679,494
Currency Abbreviation
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security purchased on a delayed delivery and when issued basis.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,666,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Appian Technology PLC warrants 2/28/08	2/18/05	$ -
Belitung Zinc Corp. PLC	1/12/06	$ 1,308
BioCare Solutions Ltd. 1% 12/31/06	8/3/05	$ 974
Countermine PLC	12/22/05	$ 443
Countermine PLC warrants 7/26/06	12/22/05	$ -
Security	Acquisition Date	Acquisition Cost (000s)
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Imperial College Innovations Ltd.	4/27/05	$ 2,942
International Con Minerals Ltd.	1/30/06	$ 798
International Con Minerals Ltd. warrants 10/31/07	1/30/06	$ -
Pertra Midt-Norges AS	6/28/05	$ 911
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Pureprofile Media PLC warrants 7/31/06	5/3/05	$ -
Songa Offshore ASA warrants 6/8/08	6/8/05	$ -
Songa Offshore ASA 9% 9/8/10	6/8/05	$ 600
Starfield Resources, Inc.	1/17/06	$ 577
TMO Biotec	10/27/05	$ 535
Uramin, Inc.	8/24/05	$ 1,000
Uramin, Inc. warrants 7/26/08	8/24/05	$ -
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
121Media, Inc.	$ 1,832	$ -	$ -	$ -	$ 1,626
Advanced Technology (UK) PLC	-	-	-	-	-
Adwalker PLC	1,292	-	-	-	1,258
Afren PLC	12,040	2,657	-	-	17,827
Alliance Pharma PLC	2,924	-	73	-	2,464
Ascent Resources PLC	2,603	526	-	-	3,122
Autoclenz Holdings PLC	-	1,213	-	-	1,270
Avanti Screenmedia Group PLC	-	7,564	-	-	8,266
BDI Mining Corp.	4,646	-	-	-	4,668
Bioprogress PLC	2,479	4,451	-	-	8,893
Cambrian Mining PLC	15,024	-	-	156	12,867
Centurion Electronics PLC	574	-	-	-	608
Coffeeheaven International PLC	1,580	1,537	-	-	2,960
Corac Group PLC	2,146	283	-	-	3,426
Cyberscan Technology, Inc.	1,725	8,966	-	-	8,952
DA Group PLC	2,490	-	-	-	1,918
Forum Energy PLC	2,505	1,207	-	-	3,422
Fox Resources Ltd.	844	-	-	-	-
Frontier Mining Ltd.	2,220	-	-	-	-
Gemfields Resources PLC	-	5,312	-	-	5,064
GMA Resources PLC	3,026	1,455	-	-	4,220
Hardide Ltd.	2,909	-	-	-	3,309
Healthcare Enterprise Group PLC	10,604	1,291	-	-	4,035
ID Data PLC	1,344	-	-	-	1,350
International Ferro Metals	15,854	600	-	-	14,833
IPSA Group PLC	2,128	-	-	-	2,138
Jubilee Platinum PLC	3,339	1,929	791	-	5,966
Kura Corp. Ltd.	18,905	-	-	-	19,208
Lambert Howarth Group PLC	6,291	-	3,001	96	-
Landround PLC	582	-	-	-	452
Leadcom Integrated Solutions	4,705	-	1,258	-	-
Metals Exploration PLC	624	-	-	-	1,505
NeutraHealth PLC	1,719	-	-	-	1,467
Oil Quest Resources PLC	596	-	-	-	662
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
P&MM Group PLC	$ 3,423	$ -	$ -	$ -	$ 3,331
Pilat Media Global PLC	2,244	-	-	-	2,229
Platinum Mining Corp. of India PLC	3,602	-	-	-	3,675
PlusNet Technologies Ltd.	7,340	720	-	-	8,998
PSI AG	3,396	-	-	-	4,473
Rheochem PLC	1,854	-	-	-	1,863
Sphere Investments Ltd.	2,552	-	-	-	3,583
Starfield Resources, Inc.	3,741	577	-	-	-
Stepstone ASA	5,719	-	-	-	-
SubSea Resources PLC	4,362	-	-	-	3,960
Sylvania Resources Ltd.	2,738	472	-	-	4,058
Synchronica PLC (formerly known as DAT Group PLC)	1,263	-	-	-	-
Taghmen Energy PLC	5,671	-	-	-	5,192
Tanfield Group PLC	2,911	330	-	-	3,494
Tanzanite One Ltd.	4,936	6,039	-	-	13,997
Teleunit Spa	3,683	-	-	-	2,840
Tikit Group PLC	2,436	-	-	-	2,127
Visual Defence, Inc.	1,379	1,024	-	-	2,811
Xceldiam Ltd.	2,643	-	-	-	2,538
Total	$ 195,443	$ 48,153	$ 5,123	$ 252	$ 216,925
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Cash Central Fund	$ 346
Fidelity Securities Lending Cash Central Fund	696
Total	$ 1,042
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,139,740,000. Net unrealized appreciation aggregated $701,770,000, of which $798,638,000 related to appreciated investment securities and $96,868,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.813255.101

AISC-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
Australia - 9.5%
ABC Learning Centres Ltd.	1,434,751	$ 8,018
Adelaide Bank Ltd.	102,800	1,033
Austbrokers Holdings Ltd.	509,053	1,004
Australian Stock Exchange Ltd.	304,939	8,077
Australian Worldwide Exploration Ltd. (a)	998,700	1,999
Ballarat Goldfields NL (a)	4,587,200	1,510
Billabong International Ltd.	546,600	6,122
Boom Logistics Ltd.	436,100	1,190
Bradken Ltd.	2,641,942	9,355
Centamin Egypt Ltd. (a)	7,820,178	3,652
Challenger Financial Services Group Ltd.	849,959	2,597
Coates Hire Ltd.	392,300	1,568
Cochlear Ltd.	239,200	8,370
Computershare Ltd.	968,472	5,060
David Jones Ltd.	1,751,600	2,882
Dominos Pizza Australia New Zealand Ltd.	1,993,100	5,471
Downer EDI Ltd.	1,837,583	10,297
Dwyka Diamonds Ltd. (a)	7,549,000	3,559
Elixir Petroleum Ltd. (a)	3,172,540	1,975
Elkedra Diamonds NL (a)	3,353,671	1,089
Elkedra Diamonds NL warrants 8/31/07 (a)	3,000,000	320
Energy Developments Ltd.	452,327	1,344
Fox Resources Ltd. (a)	4,514,836	1,010
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	8
Hardman Resources Ltd. (Australia) (a)	661,681	1,018
Iluka Resources Ltd.	840,900	4,680
International Ferro Metals (e)	27,337,500	14,833
Jubilee Mines NL	312,200	1,704
Macquarie Bank Ltd.	34,700	1,799
Mayne Pharma Ltd. (a)	319,500	618
Metcash Ltd.	3,380,400	11,893
Mineral Deposits Ltd. (a)	4,920,000	5,335
Mineral Securities Ltd. (a)	650,000	591
Mortgage Choice Ltd.	5,097,021	6,184
Novera Energy Ltd. (a)	856,600	869
OAMPS Ltd.	711,200	1,812
Oxiana Ltd. (a)	4,383,700	6,714
Paladin Resources Ltd. (a)	1,730,500	4,488
Primary Health Care Ltd.	104,800	892
Publishing & Broadcasting Ltd.	180,900	2,274
QBE Insurance Group Ltd.	424,723	6,232
Ramsay Health Care Ltd.	188,500	1,382
Common Stocks - continued
	Shares	Value (000s)
Australia - continued
Roc Oil Co. Ltd. (a)	5,823,392	$ 13,726
Seek Ltd.	3,684,939	10,729
Select Managed Funds Ltd.	101,500	545
SFE Corp. Ltd.	1,322,400	13,888
Sigma Pharmaceuticals Ltd.	2,175,367	4,602
Skilled Group Ltd.	246,400	731
Sphere Investments Ltd. (a)(e)	5,250,000	3,583
Stockland unit	408	2
Sylvania Resources Ltd. (a)(e)	7,537,250	4,058
Symbion Health Ltd.	319,500	836
Tap Oil NL (a)	391,700	772
Tethyan Copper Co. Ltd. (a)	2,378,671	1,587
UNiTAB Ltd.	292,600	2,791
United Group Ltd.	1,059,121	9,958
Virotec International Ltd.:
(Australia) (a)	1,852,832	720
(United Kingdom) (a)	4,935,500	1,910
WorleyParsons Ltd. (d)	712,800	7,761
Zinifex Ltd.	2,617,400	15,579
TOTAL AUSTRALIA		254,606
Austria - 0.9%
OMV AG	345,700	24,431
Belgium - 0.4%
Euronav NV (d)	57,000	1,696
Melexis NV	93,199	1,316
Punch International NV (a)	29,700	2,797
Recticel SA	384,144	3,828
TOTAL BELGIUM		9,637
Bermuda - 2.1%
Aquarius Platinum Ltd.:
(Australia)	378,700	4,287
(United Kingdom)	564,705	6,379
Pacific Andes (Holdings) Ltd.	1,660,000	553
Peace Mark Holdings Ltd.	6,300,000	2,717
Petra Diamonds Ltd. (a)	3,761,306	4,048
Ports Design Ltd.	2,983,000	3,765
RC Group (Holdings) Ltd.	2,493,279	1,852
SeaDrill Ltd. (a)	924,521	9,695
Tanzanite One Ltd. (e)	4,655,601	13,997
Trefoil Ltd. (a)	750,000	5,638
Common Stocks - continued
	Shares	Value (000s)
Bermuda - continued
Xceldiam Ltd. (e)	3,318,255	$ 2,538
Xceldiam Ltd. warrants 11/16/07 (a)	1,659,127	162
TOTAL BERMUDA		55,631
British Virgin Islands - 0.3%
Albidon Ltd. unit (a)	1,000,000	569
BDI Mining Corp. (a)(e)	7,717,890	4,668
Titanium Resources Group Ltd.	1,890,000	2,101
TOTAL BRITISH VIRGIN ISLANDS		7,338
Canada - 2.8%
Adastra Minerals, Inc.:
(Canada) (a)	266,300	631
(United Kingdom) (a)	2,254,100	5,233
Altius Minerals Corp. (a)	757,506	3,159
Artumas Group, Inc.	473,800	2,137
Azure Dynamics Corp. Class A (a)	1,425,700	1,527
Bankers Petroleum Ltd. (a)	3,467,000	3,592
Banro Corp. (a)	277,700	2,636
Brazilian Diamonds Ltd. (a)	1,300,000	388
Falcon Oil & Gas Ltd. (a)	5,678,500	4,487
First Quantum Minerals Ltd.	55,700	2,130
Grove Energy Ltd. (a)	3,049,240	1,899
La Mancha Resources, Inc. (a)	463,200	687
Oilexco, Inc. (a)	4,862,925	16,225
Starfield Resources, Inc. (a)	11,046,531	4,849
Starfield Resources, Inc. (g)	1,678,100	663
Starfield Resources, Inc. warrants 1/21/08 (a)	1,678,100	133
StrataGold Corp. (a)	2,229,000	1,722
SXR Uranium One, Inc. (a)	475,740	3,136
Uruguay Mineral Exploration, Inc. (a)	430,400	2,248
Valkyries Petroleum Corp. (a)	430,000	5,116
Visual Defence, Inc. (e)	5,963,100	2,811
Western Canadian Coal Corp. (a)	2,161,418	6,718
Western Canadian Coal Corp.:
warrants 2/9/06 (a)	84,359	3
(United Kingdom) (a)	548,286	1,814
TOTAL CANADA		73,944
Cayman Islands - 0.8%
AAC Acoustic Technology Holdings, Inc.	4,450,000	3,302
Ctrip.com International Ltd. sponsored ADR	16,900	1,046
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Foxconn International Holdings Ltd.	1,320,000	$ 2,302
Hutchison Telecommunications International Ltd. (a)	174,000	289
Kingboard Chemical Holdings Ltd.	1,358,180	4,307
New World China Land Ltd.	2,100,000	912
Prime Success International Group Ltd.	3,628,000	2,186
Sincere Watch (Hong Kong) Ltd.	6,984,000	709
Suntech Power Holdings Co. Ltd. sponsored ADR	180,400	7,665
TOTAL CAYMAN ISLANDS		22,718
China - 0.6%
Beijing Capital Land Ltd. (H Shares)	7,264,000	2,971
China Fishery Group Ltd.	800,000	779
China Life Insurance Co. Ltd. (H Shares) (a)	1,425,000	1,401
China Oilfield Services Ltd. (H Shares)	2,592,000	1,290
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (d)	74,900	1,139
China Yurun Food Group Ltd.	2,076,000	1,514
Guangzhou R&F Properties Co. Ltd. (H Shares)	232,200	988
Parkson Retail Group Ltd.	774,500	1,945
Shanghai Electric (Group) Corp. (H Shares)	4,588,000	1,790
Shenzhou International Group Holdings Ltd.	5,572,000	2,120
Sina Corp. (a)	45,800	1,066
Yantai Changyu Pioneer Wine Co. (B Shares)	198,300	435
TOTAL CHINA		17,438
Czech Republic - 0.1%
Komercni Banka AS unit	59,134	2,957
Denmark - 0.2%
Rockwool International AS Series A	43,700	4,710
Estonia - 0.1%
Tallinna Vesi AS	168,000	2,848
Finland - 1.4%
Aldata Solutions Oyj (a)	2,065,976	4,971
Capman Oyj (B Shares)	426,937	1,551
Inion OY (a)	2,610,500	3,901
Neste Oil Oyj	566,900	18,326
Nokian Tyres Ltd. (d)	435,890	6,738
Tekla Oyj (A Shares)	557,380	2,906
TOTAL FINLAND		38,393
Common Stocks - continued
	Shares	Value (000s)
France - 1.3%
Altamir et Compagnie SA (a)	6,100	$ 1,202
Bourbon SA	15,638	1,675
BVRP Software SA (a)	144,796	3,343
Constructions Industrielles dela Mediterranee SA	11,500	1,181
Damartex SA	576	22
Groupe Open SA (d)	52,500	919
Groupe Open SA warrants 10/21/06 (a)	14,809	15
Guerbet SA	8,400	1,276
Ipsos SA	9,103	1,344
Lagardere S.C.A. (Reg.)	21,700	1,730
Maisons France Confort	31,494	1,948
Orpea (a)	25,207	1,417
Sechilienne-Sidec	6,446	3,776
Signaux Girod	15,575	1,398
Silicon On Insulator Technologies SA (SOITEC) (a)(d)	313,700	7,762
Sucriere de Pithivier Le Vieil	5,000	3,980
Tessi SA	24,066	1,237
The Lisi Group	22,500	1,445
TOTAL FRANCE		35,670
Germany - 2.5%
Advanced Photonics Technologies AG (a)	48,552	118
Articon-Integralis AG (Reg.) (a)	495,185	1,926
Bayer AG	244,800	10,235
Deutz AG (a)(d)	1,676,400	8,496
ElringKlinger AG	18,284	800
Fresenius AG	31,271	4,712
Grenkeleasing AG	25,918	1,468
K&S AG	167,900	11,486
Kontron AG (a)	154,264	1,665
Merck KGaA	48,441	5,052
Parsytec AG (a)	188,871	656
Pfleiderer AG (a)	155,159	3,594
PSI AG (a)(e)	689,200	4,473
Pulsion Medical Systems AG (a)	98,511	742
SGL Carbon AG (a)	250,100	4,559
Suedzucker AG (Bearer)	243,275	5,898
United Internet AG	40,352	1,815
TOTAL GERMANY		67,695
Gibraltar - 0.2%
PartyGaming PLC	2,216,200	5,056
Common Stocks - continued
	Shares	Value (000s)
Greece - 1.1%
Alfa-Beta Vassilopoulos SA (Reg.) (a)	108,600	$ 1,621
Autohellas SA	238,800	1,242
Fourlis Holdings SA	252,000	3,112
Greek Organization of Football Prognostics SA	76,842	2,889
Hyatt Regency SA (Reg.)	205,582	2,768
Intralot SA	110,700	2,432
Marfin Financial Group Holdings SA	100	3
Sarantis SA (Reg.)	1,409,518	14,321
TOTAL GREECE		28,388
Hong Kong - 1.3%
Cafe de Coral Holdings Ltd.	538,000	621
Chen Hsong Holdings Ltd.	1,660,000	995
Convenience Retail Asia Ltd.	432,000	144
Fong's Industries Co. Ltd.	1,076,000	819
Giordano International Ltd.	1,920,000	1,072
Hong Kong & China Gas Co. Ltd.	1,202,000	2,592
Hong Kong & Shanghai Hotels Ltd.	2,229,500	2,361
Hong Kong Aircraft & Engineering Co.	152,400	1,218
Hong Kong Exchanges & Clearing Ltd.	1,676,000	8,046
Integrated Distribution Services Group Ltd. (IDS)	2,488,000	2,888
Linmark Group Ltd.	2,218,000	612
Midland Holdings Ltd.	1,794,000	984
Shanghai Industrial Holdings Ltd. Class H	339,000	720
Shangri-La Asia Ltd.	634,000	1,013
SIM Technology Group	3,304,000	912
SmarTone Telecommunications Holdings Ltd.	1,078,000	1,231
Solomon Systech Ltd.	7,070,000	3,251
Tai Cheung Holdings Ltd.	1,414,000	843
Tingyi (Cayman Island) Holding Corp.	100,000	59
Tom.com Ltd. (a)	4,332,000	885
Vtech Holdings Ltd.	844,000	3,008
TOTAL HONG KONG		34,274
Hungary - 0.2%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	44,200	4,596
India - 0.2%
Balkrishna Industries Ltd.	37,161	939
Cipla Ltd.	16,261	164
Great Eastern Energy Corp. Ltd. GDR	1,924,498	4,553
TOTAL INDIA		5,656
Common Stocks - continued
	Shares	Value (000s)
Indonesia - 0.2%
PT Perusahaan Gas Negara Tbk Series B	4,829,500	$ 4,278
Ireland - 0.8%
Adwalker PLC (a)(e)	9,125,000	1,258
Aminex PLC (a)	2,665,619	1,363
IAWS Group PLC (Ireland)	38,059	613
Kenmare Resources PLC (a)	3,621,000	2,641
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	716
Minco PLC (a)	2,727,271	643
Paddy Power PLC (Ireland)	241,011	3,734
Petroceltic International PLC (a)	12,421,734	3,094
Providence Resources PLC (a)	28,529,700	1,595
Trinity Biotech PLC sponsored ADR (a)(d)	227,325	1,955
Vimio PLC	961,700	2,712
TOTAL IRELAND		20,324
Israel - 0.3%
Advanced Vision Technology Ltd. (a)	165,400	1,970
Leadcom Integrated Solutions	3,766,400	3,384
Metal-Tech Ltd.	640,200	2,050
TOTAL ISRAEL		7,404
Italy - 2.2%
Amplifon Spa	38,350	2,768
Banca Credit Firenze	2,942,982	9,296
Banca Italease Spa	1,051,300	36,145
Bastogi Spa (a)(d)	3,714,300	1,280
Brembo Spa	124,700	943
Lottomatica Spa New	112,000	4,475
Saipem Spa	79,800	1,592
Teleunit Spa (a)(e)	9,675,858	2,840
TOTAL ITALY		59,339
Japan - 32.4%
Advance Create Co. Ltd. (d)	378	1,053
Advanced Media, Inc. Japan (d)	314	2,703
Aeon Fantasy Co. Ltd. (d)	83,800	3,685
Aichi Steel Corp. (d)	2,111,000	22,112
Ain Pharmaciez, Inc.	45,300	903
All About, Inc.	54	557
Ariake Japan Co. Ltd. (d)	176,500	5,024
ARRK Corp.	45,700	3,731
Asahi Denka Co. Ltd.	298,000	5,245
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Asset Managers Co. Ltd.	1,233	$ 8,260
Axell Corp.	646	2,670
Bandai Visual Co. Ltd.	436	2,230
Canon Fintech, Inc.	62,000	1,347
Casio Micronics Co. Ltd. (d)	139,200	3,678
Chiyoda Corp.	94,000	2,420
Chugoku Marine Paints Ltd. (d)	60,000	400
CMIC Co. Ltd. (d)	2,520	795
Create Restaurants, Inc.	46,900	4,289
Create SD Co. Ltd.	43,800	1,811
cyber communications, Inc. (a)(d)	153	711
Cyber Firm, Inc. (a)	308	1,200
CyberAgent, Inc.	1,141	2,412
Daifuku Co. Ltd.	140,500	2,611
Daihatsu Diesel Manufacturing Co. Ltd.	22,000	138
Daiwabo Information System Ltd. (d)	375,500	7,777
DC Co. Ltd.	202,000	1,252
DDS, Inc.	4	101
E*TRADE Securities Co. Ltd. (d)	881	2,485
Ebara Corp.	274,000	1,574
Ebara-Udylite Co. Ltd.	600	59
Endo Lighting Corp.	207,000	2,576
EPS Co. Ltd. (d)	604	1,956
Excite Japan Co. Ltd.	360	3,467
Faith, Inc. (d)	1,619	657
FamilyMart Co. Ltd.	61,400	2,057
FCC Co. Ltd.	56,800	2,832
FinTech Global, Inc. (d)	503	3,494
FT Communications Co. Ltd.	675	1,461
Fujikura Ltd.	1,005,000	9,936
Furukawa Co. Ltd. (a)(d)	2,994,000	7,962
Furukawa Electric Co. Ltd. (a)	964,000	8,627
Gentosha, Inc.	100	903
Hamamatsu Photonics KK (d)	186,800	5,477
Haseko Corp. (a)(d)	896,000	3,360
Heiwa Real Estate Co. Ltd. (d)	355,000	2,781
Hikari Tsushin, Inc.	376,200	30,364
Hiroshima Bank Ltd.	738,000	4,787
Hitachi Chemical Co. Ltd.	669,300	20,707
Hitachi Construction Machinery Co. Ltd.	836,400	23,097
Hitachi Koki Co. Ltd.	409,000	7,286
Hogy Medical Co.	28,400	1,455
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Hokuto Corp. (d)	271,000	$ 4,439
I-CF, Inc. (a)(d)	1,305	2,080
Ibiden Co. Ltd.	149,500	8,384
Ikyu Corp.	122	897
Index Corp. (d)	3,975	8,199
Innotech Corp. Japan	236,800	2,426
Intelligent Wave, Inc. (d)	212	663
Intertrade Co. Ltd. (a)	90	913
Iriso Electronics Co. Ltd.	67,200	2,583
Ishihara Chemical Co. Ltd.	48,000	1,043
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	1,042,000	3,410
Itochu Corp.	2,068,000	17,555
J Bridge Corp. (a)(d)	244,300	2,717
Japan Communications, Inc. (d)	394	470
Japan Digital Contents Trust, Inc. (a)(d)	877	742
Jastec Co. Ltd.	70,400	1,698
Joint Corp.	68,400	2,116
JSR Corp.	93,600	2,784
Juroku Bank Ltd.	197,000	1,471
KAGA ELECTRONICS Co. Ltd.	55,300	1,626
Kakaku.com, Inc. (d)	140	591
Kansai Urban Banking Corp.	457,000	2,411
Kawasaki Heavy Industries Ltd. (d)	978,000	3,684
Kenedix, Inc.	753	4,159
Kibun Food Chemifa Co. Ltd.	89,900	1,762
KK daVinci Advisors (a)	203	1,450
Kobe Steel Ltd.	958,000	3,282
KOEI Co. Ltd.	57,490	1,465
Konica Minolta Holdings, Inc. (a)	1,413,000	15,836
Kura Corp. Ltd. (e)	2,946	19,208
Kurita Water Industries Ltd.	220,900	5,168
Link Theory Holdings Co. Ltd.	278	1,663
Lopro Corp. (d)	137,200	746
LTT Bio-Pharma Co. Ltd. (a)(d)	112	241
Maruei Department Store Co. Ltd.	368,000	1,035
Meganesuper Co. Ltd.	20	0
Meiko Electronics Co. Ltd.	70,100	5,730
Misumi Group, Inc.	36,200	1,592
Mitsubishi Gas Chemical Co., Inc.	292,000	3,347
Mitsubishi Materials Corp. (d)	2,499,000	12,928
Mitsui O.S.K. Lines Ltd.	772,000	6,994
Mitsui Trust Holdings, Inc.	191,000	2,821
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Murata Manufacturing Co. Ltd.	68,900	$ 4,991
Nachi-Fujikoshi Corp.	1,654,000	10,446
NEOMAX Co. Ltd.	172,000	5,922
Net One Systems Co. Ltd.	5,266	12,298
NextCom KK (d)	2,208	2,296
NGK Spark Plug Co. Ltd.	794,000	19,828
Nidec Copal Electronics Corp.	52,200	419
Nidec Corp.	36,200	3,317
Nidec Tosok Corp. (d)	169,800	2,614
Nihon Ceratec Co. Ltd. (d)	358	2,078
Nihon Chouzai Co. Ltd.	2,360	74
Nihon Dempa Kogyo Co. Ltd. (d)	364,300	18,164
Nihon Micro Coating Co. Ltd.	147,500	1,013
Nihon Trim Co. Ltd. (d)	177,500	9,727
Nihon Unicom Corp.	97,100	1,206
Nikko Cordial Corp.	254,000	4,035
Nippon Chemi-con Corp.	666,000	4,660
Nippon Denko Co. Ltd. (d)	182,000	656
Nippon Electric Glass Co. Ltd.	111,000	2,923
Nippon Mining Holdings, Inc.	103,500	849
Nippon Oil Corp.	259,000	2,055
Nippon Seiki Co. Ltd.	706,000	16,547
Nippon Soda Co. Ltd. (a)	519,000	1,827
Nippon Suisan Kaisha Co. Ltd.	836,100	3,406
Nissei Corp.	128,000	1,778
Nissin Co. Ltd.	522,880	1,070
Nissin Kogyo Co. Ltd.	393,200	23,157
Nissin Servicer Co. Ltd. (d)	2,601	3,968
Nitta Corp.	99,900	1,967
NOK Corp.	183,900	5,643
Otaki Gas Co. Ltd.	16,000	97
Otsuka Corp.	55,500	6,329
Pacific Golf Group International Holdings KK	31	66
Pacific Metals Co. Ltd. (d)	1,362,000	8,010
Parker Corp.	48,000	764
Pigeon Corp.	180,000	2,583
Produce Co. Ltd.	316	3,717
Ravis, Inc.	23	80
Relo Holdings Corp.	111,800	2,816
Resona Holdings, Inc. (a)	582	2,287
Rex Holdings Co. Ltd. (d)	861	3,427
Rex Holdings Co. Ltd. New (d)	965	3,841
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Rohto Pharmaceutical Co. Ltd.	131,000	$ 1,585
Royal Holdings Co. Ltd.	107,000	1,616
Sammy NetWorks Co. Ltd. (d)	1,203	13,944
Sapporo Hokuyo Holdings, Inc.	133	1,428
SBI Holdings, Inc. (d)	11,612	7,324
Sega Sammy Holdings, Inc.	74,900	2,688
Seikagaku Corp.	192,200	2,121
Sekisui Plastics Co. Ltd.	160,000	671
Shinohara Systems of Construction Co. Ltd. (d)	1,052	1,775
Showa Denko KK	998,000	4,381
Showa Shell Sekiyu KK	306,200	3,583
Silex Technology, Inc.	263	740
Simplex Investment Advisors, Inc. (d)	59	563
Softbrain Co. Ltd. (d)	440	383
Softbrain Co. Ltd. New (d)	440	374
St. Marc Holdings Co. Ltd. (a)	31,300	2,025
Sumco Corp.	83,100	4,490
Sumitomo Bakelite Co. Ltd.	101,000	914
Sumitomo Corp.	1,525,000	20,861
Sumitomo Metal Industries Ltd.	1,629,000	6,609
Sumitomo Metal Mining Co. Ltd.	1,523,000	20,457
Sumitomo Rubber Industries Ltd.	223,000	3,041
Sumitomo Titanium Corp. (d)	9,800	1,669
Sun Frontier Fudousan Co. Ltd. (d)	277	1,823
Sunx Ltd.	150,000	3,899
Taisei Corp.	358,000	1,825
Taiyo Ink Manufacturing Co. Ltd.	48,700	2,623
Taiyo Kagaku	83,700	1,213
Taiyo Nippon Sanso Corp. Tokyo	361,000	2,738
Take & Give Needs Co. Ltd. (a)	1,437	2,535
Techno Mathematical Co. Ltd. (d)	34	580
Telewave, Inc. (d)	438	3,714
The First Energy Service Co. Ltd. (d)	191	435
The Keiyo Bank Ltd.	273,000	2,180
Toc Co. Ltd.	104,000	678
Tohcello Co. Ltd.	500	4
Tohoku Electric Power Co., Inc.	228,500	4,917
Tokai Carbon Co. Ltd. (d)	643,000	3,759
Token Corp.	134,500	9,217
Tokuyama Corp.	336,000	6,372
Tokyo Gas Co. Ltd.	376,000	1,747
Tokyo Seimitsu Co. Ltd. (d)	65,700	4,709
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Tomoe Engineering Co. Ltd.	123,200	$ 2,672
TonenGeneral Sekiyu KK	189,000	1,931
Toray Industries, Inc.	2,085,000	17,415
Toyo Ink Manufacturing Co. Ltd. (d)	988,000	4,918
Toyo Suisan Kaisha Ltd.	59,000	937
Trancom Co. Ltd.	99,600	2,835
Trans Cosmos, Inc.	44,000	2,993
Trend Micro, Inc.	24,500	816
Turbolinux, Inc.	166	259
TV Tokyo Broadband Entertainment, Inc.	8	111
Tyo Productions, Inc.	128,000	699
Usen Corp. (d)	703,530	19,188
Works Applications Co. Ltd. (a)	1,398	1,430
Yachiyo Industry Co. Ltd.	118,500	2,636
Yahagi Construction Co. Ltd.	134,000	844
Yahoo! Japan Corp.	1,901	2,576
Yamada Denki Co. Ltd.	201,300	25,941
Yamaha Motor Co. Ltd.	118,000	3,027
Yaskawa Electric Corp. (a)(d)	361,000	4,323
Yasuragi Co. Ltd. (a)	113,500	3,763
Yoshimoto Kogyo Co. Ltd.	100,000	2,540
Zecs Co. Ltd.	181	895
Zensho Co. Ltd. (d)	164,300	4,229
TOTAL JAPAN		868,943
Korea (South) - 0.9%
CDNetworks Co. Ltd.	44,235	1,323
China Lotsynergy Holding Ltd. (a)	6,104,000	2,613
Doosan Heavy Industries & Construction Co. Ltd.	154,920	5,625
Hyundai Engineering & Construction Co. Ltd. (a)	30,060	1,472
kiwoom.com Securities Co. Ltd.	17,076	686
Korean Reinsurance Co.	63,440	664
Kyeryong Construction Industrial Co. Ltd.	33,140	1,053
LG Household & Health Care Ltd.	30,080	1,943
NHN Corp. (a)	24,661	7,286
Orion Corp.	5,530	1,492
S.M. Entertainment Co. Ltd.	32,510	362
Samsung Corp.	16,460	424
TOTAL KOREA (SOUTH)		24,943
Luxembourg - 0.8%
Stolt-Nielsen SA (d)	653,190	21,997
Common Stocks - continued
	Shares	Value (000s)
Malaysia - 0.1%
Steppe Cement Ltd. (a)	971,900	$ 2,230
Netherlands - 0.4%
Bateman Engineering NV	480,200	2,546
Engel East Europe NV	2,293,412	5,365
Nutreco Holding NV	74,700	4,053
TOTAL NETHERLANDS		11,964
New Zealand - 0.5%
Fisher & Paykel Healthcare Corp.	1,926,273	4,880
Freightways Ltd.	35,066	79
Sky City Entertainment Group Ltd.	1,663,489	5,277
Sky Network Television Ltd.	199,867	871
Tower Ltd. (a)	2,569,173	3,722
TOTAL NEW ZEALAND		14,829
Norway - 2.1%
ABG Sundal Collier ASA	1,168,000	1,528
Aker Kvaerner ASA (a)	32,000	2,199
Camillo Eitzen & Co. ASA (d)	605,200	6,210
Deep Ocean ASA (a)	421,247	1,279
Mamut ASA (a)	608,100	1,362
Odfjell ASA (A Shares)	85,700	1,701
P4 Radio Hele Norge ASA	141,400	510
Pertra Midt-Norges AS (g)	60,000	902
Petroleum Geo-Services ASA (a)	116,250	4,177
Schibsted ASA (B Shares)	54,100	1,586
Solstad Offshore ASA	114,000	1,680
Songa Offshore ASA (a)	1,357,408	11,785
Songa Offshore ASA warrants 6/8/08 (a)(g)	177,778	1,336
Statoil ASA	222,900	6,132
Stepstone ASA (a)	4,710,000	7,435
TANDBERG Television ASA (a)	395,400	5,692
TOTAL NORWAY		55,514
Papua New Guinea - 0.1%
Oil Search Ltd.	517,100	1,506
Poland - 1.0%
Pfleiderer Grajewo SA	289,800	3,454
Polski Koncern Naftowy Orlen SA unit	475,500	19,210
TVN SA (a)	149,254	3,847
TOTAL POLAND		26,511
Common Stocks - continued
	Shares	Value (000s)
Portugal - 0.2%
Impresa SGPS (a)	984,753	$ 6,008
Russia - 0.9%
Sibirtelecom Open Joint Stock Co. sponsored ADR	104,700	6,730
Sistema JSFC sponsored GDR	215,400	5,267
Uralsvyazinform sponsored ADR	614,100	4,452
Vimpel Communications sponsored ADR (a)	68,100	3,187
VolgaTelecom sponsored ADR	683,100	5,328
TOTAL RUSSIA		24,964
Singapore - 2.3%
City Developments Ltd.	93,000	490
Cosco Investment (Singapore) Ltd.	5,276,000	3,675
GES International Ltd.	5,357,000	3,336
Guocoland Ltd.	516,000	499
Hong Leong Finance Ltd.	310,000	722
HTL International Holdings Ltd.	1,422,500	1,263
Jurong Technologies Industrial Corp. Ltd.	827,000	892
Keppel Land Ltd.	1,236,000	2,896
MobileOne Ltd.	1,573,000	2,133
Olam International Ltd.	2,539,000	2,348
Osim International Ltd.	800,000	740
Parkway Holdings Ltd.	4,538,000	6,574
SIA Engineering Co. Ltd.	3,467,000	6,412
Singapore Exchange Ltd.	5,245,000	10,218
Singapore Petroleum Co. Ltd.	1,148,000	3,928
Singapore Post Ltd.	15,136,000	10,917
Singapore Technologies Engineering Ltd.	804,000	1,482
United Overseas Land Ltd.	803,000	1,376
Wing Tai Holdings Ltd.	1,928,000	1,723
TOTAL SINGAPORE		61,624
South Africa - 4.4%
African Bank Investments Ltd.	3,710,751	17,371
Discovery Holdings Ltd. (a)	2,751,919	11,298
FirstRand Ltd.	2,282,300	7,287
Foschini Ltd.	488,000	4,670
Gold Reef Casino Resorts Ltd.	697,000	1,754
JD Group Ltd.	292,100	4,145
MTN Group Ltd.	1,176,702	12,252
Nedbank Group Ltd.	154,000	2,719
Steinhoff International Holdings Ltd.	12,684,632	44,080
Common Stocks - continued
	Shares	Value (000s)
South Africa - continued
Telkom SA Ltd.	371,100	$ 9,124
Wilson Bayly Holmes-Ovcon Ltd.	446,856	3,576
TOTAL SOUTH AFRICA		118,276
Spain - 0.3%
Antena 3 Television SA	274,232	7,429
Construcciones y Auxiliar de Ferrocarriles	9,500	1,102
TOTAL SPAIN		8,531
Sweden - 1.9%
Consafe Offshore AB (A Shares) (a)	984,272	17,239
Eniro AB (d)	153,028	1,995
Gambro AB (A Shares)	405,000	4,747
Hexagon AB (B Shares) (d)	213,129	6,091
Intrum Justitia AB (a)	375,200	3,521
Modern Times Group AB (MTG) (B Shares) (a)	210,550	10,260
Observer AB	1,190,090	5,783
VBG AB (B Shares)	6,710	213
TOTAL SWEDEN		49,849
Switzerland - 0.8%
Actelion Ltd. (Reg.) (a)	18,108	1,619
Amazys Holding AG	54,100	4,402
Bucher Holding AG	31,439	3,050
Escor Casino & Entertainment SA	19,770	394
Mobilezone Holding AG (a)	462,199	1,840
Pargesa Holding SA	14,130	1,382
Roche Holding AG (participation certificate)	23,767	3,756
Sulzer AG (Reg.)	2,648	1,587
Swissquote Group Holding SA (a)	18,811	2,630
TOTAL SWITZERLAND		20,660
Thailand - 0.1%
Bumrungrad Hospital PCL (For. Reg.)	2,330,500	1,931
True Corp. PCL (a)	4,442,500	1,312
TOTAL THAILAND		3,243
Turkey - 1.2%
Anadolu Sigoria	1,112,000	3,863
Atakule Gayrimenkul Yatirim Ortakligi AS	1,033,000	1,919
Dogan Gazetecilik AS (a)	3,601,955	10,338
Eczacibasi Yatirim Holding AS	922,979	3,458
Common Stocks - continued
	Shares	Value (000s)
Turkey - continued
Enka Insaat ve Sanayi AS	262,950	$ 3,118
Tupras-Turkiye Petrol Rafinerileri AS	395,600	8,217
TOTAL TURKEY		30,913
United Arab Emirates - 0.0%
Investcom LLC GDR	45,600	803
United Kingdom - 16.9%
Accuma Group PLC	418,063	1,774
Advanced Technology (UK) PLC (a)(e)	7,355,000	0
AeroBox PLC (a)	5,694,657	620
Afren PLC (e)	16,428,000	17,827
African Copper PLC (a)	1,742,884	2,806
Air Partner PLC	45,000	522
Alba PLC	826,600	7,301
Alliance Pharma PLC (a)(e)	8,794,400	2,464
Alterian PLC (a)	1,486,000	3,489
Amlin PLC	157,014	675
Amlin PLC (RFD) (a)	49,959	210
Andor Technology Ltd. (a)	444,444	889
Anglo Asian Mining PLC	4,278,000	3,596
Appian Technology PLC (a)	5,416,178	747
Appian Technology PLC warrants 2/28/08 (a)(g)	479,045	6
Armour Group PLC	75,000	68
Ascent Resources PLC (a)(e)	18,000,000	3,122
Ascent Resources PLC warrants 12/22/07 (a)	1,500,000	64
Asia Energy PLC (a)	1,379,951	10,752
Atrium Underwriting PLC	257,060	870
Autoclenz Holdings PLC (e)	560,000	1,270
Avanti Screenmedia Group PLC (a)(e)	1,737,000	8,266
Belitung Zinc Corp. PLC (g)	7,435,490	1,323
BG Group PLC	441,600	4,988
Bioprogress PLC (a)(e)	9,567,839	8,893
Blackstar Investors PLC	2,870,000	5,999
Block Shield Corp. PLC (a)	1,110,300	2,617
Body Shop International PLC	800,000	3,159
BowLeven PLC (a)	1,407,600	4,269
British Energy Group PLC (a)	274,800	2,982
Caffe Nero Group PLC (a)	909,978	4,031
Cambrian Mining PLC (e)	6,039,800	12,867
Cambrian Mining PLC warrants 1/25/06 (a)	350,000	0
Cardpoint PLC (a)	345,300	577
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Central African Mining & Exploration Co. PLC (a)	16,622,700	$ 7,023
Central African Mining & Exploration Co. PLC (a)	5,882,352	2,485
Centurion Electronics PLC (e)	1,751,839	608
Ceres Power Holding PLC (a)	1,670,100	6,313
Chaco Resources PLC (a)	8,530,200	1,844
Chaucer Holdings PLC	5,079,800	5,964
Clapham House Group PLC (a)	725,650	2,627
Cobra Biomanufacturing PLC (a)	701,900	690
Coffeeheaven International PLC (a)(e)	8,115,909	2,960
Corac Group PLC (a)(e)	5,349,104	3,426
Corin Group PLC	1,210,314	6,879
Countermine PLC (g)	4,939	454
Countermine PLC warrants 7/26/06 (a)(g)	4,939	0
CustomVis PLC (a)	1,558,936	153
DA Group PLC (a)(e)	1,875,165	1,918
Domino's Pizza UK & IRL PLC	1	0
Dream Direct Group PLC (a)	145,000	148
Eclipse Energy Co. Ltd. (g)	102,000	1,361
Eureka Mining PLC (a)	381,700	781
Europa Oil & Gas Holdings PLC (a)	1,000,000	418
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	49
European Diamonds PLC (a)	499,300	231
Faroe Petroleum PLC (a)	1,288,906	3,348
Firestone Diamonds PLC (a)	1,718,100	4,447
Flomerics Group PLC	449,658	700
Forum Energy PLC (e)	1,694,770	3,422
Freeport PLC	55,364	452
Future PLC	1,717,169	1,802
Gaming Corp. PLC (a)	9,702,913	1,985
Gemfields Resources PLC (e)	6,859,200	5,064
GMA Resources PLC (a)(e)	24,646,083	4,220
Goals Soccer Centres PLC (a)	827,000	2,553
Golden Prospect PLC	1,931,500	1,993
Goldshield Group PLC	416,400	2,835
GTL Resources PLC (a)	13,669,072	480
Gyrus Group PLC (a)	434,400	3,180
Hardide Ltd. (e)	12,401,000	3,309
Healthcare Enterprise Group PLC (a)(e)	13,540,108	4,035
Highbury House Communications PLC (a)	713,914	9
Hydrodec Group PLC (a)	7,280,786	3,400
ID Data PLC (a)(e)	84,350,500	1,350
Ideal Shopping Direct PLC	827,209	5,092
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Imperial College Innovations Ltd. (g)	19,300	$ 2,747
Indago Petroleum Ltd.	3,219,846	3,952
International Con Minerals Ltd. (g)	2,659,964	798
International Con Minerals Ltd. warrants 10/31/07 (a)(g)	1,329,982	0
Intertek Group PLC	116,310	1,559
IPSA Group PLC (e)	4,074,075	2,138
ITE Group PLC	4,436,717	10,497
ITM Power PLC (a)(d)	4,471,500	16,148
Jubilee Platinum PLC (a)(e)	5,159,643	5,966
Kazakhgold Group Ltd. GDR	80,900	2,144
Lambert Howarth Group PLC	784,392	2,742
Landround PLC (e)	298,600	452
Lawrence PLC	1,073,124	5,803
LTG Technologies PLC (a)	11,517,168	1,895
Manpower Software PLC (a)	258,824	124
Max Petroleum PLC (d)	14,287,552	35,584
Meridian Petroleum PLC (a)	1,963,000	463
Metals Exploration PLC (a)(e)	2,820,077	1,505
Metals Exploration PLC warrants 9/14/07 (a)	1,410,039	251
Mice Group PLC	4,432,324	2,149
Michelmersh Brick Holdings PLC (a)	578,900	1,014
Monstermob Group PLC (a)	226,461	1,565
NDS Group PLC sponsored ADR (a)	105,154	4,535
NeuTec Pharma PLC (a)	174,136	1,394
NeutraHealth PLC (a)(e)	7,328,100	1,467
Oil Quest Resources PLC (a)(e)	2,362,285	662
Oystertec PLC (a)	7,009,687	499
P&MM Group PLC (a)(e)	2,035,000	3,331
Pilat Media Global PLC (a)(e)	2,880,000	2,229
Platinum Mining Corp. of India PLC (e)	12,520,800	3,675
Plethora Solutions Holdings PLC	113,636	455
Plethora Solutions Holdings PLC (f)	318,182	1,274
PlusNet Technologies Ltd. (a)(e)	1,711,604	8,998
Premier Oil PLC (a)	159,291	2,607
Proteome Sciences PLC (a)	492,942	491
Punch Graphix PLC	92,458	210
Pureprofile Media PLC (g)	1,108,572	986
Pureprofile Media PLC warrants 7/31/06 (a)(g)	251,428	0
Pursuit Dynamics PLC (a)	666,667	2,040
QA PLC (a)	13,554,656	151
Rambler Metals & Mining PLC	1,300,000	752
Retail Decisions PLC (a)	1,479,740	3,856
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Rheochem PLC (a)(e)	8,728,300	$ 1,863
Rheochem PLC warrants 12/21/07 (a)	4,364,150	0
Royalblue Group PLC	45,073	632
Scapa Group PLC	3,660,400	1,400
SDL PLC (a)	1,450,000	5,662
Serabi Mining PLC	2,612,400	1,510
Sibir Energy PLC (a)	116,280	921
Sinclair Pharma PLC (a)	1,786,758	4,275
Sondex PLC	260,100	1,275
SPI Lasers PLC	658,000	2,002
Spice Holdings PLC	771,200	3,526
Sportingbet PLC	345,100	2,548
Stem Cell Sciences PLC	716,649	912
Sterling Energy PLC (a)	9,804,467	4,099
Stratex International PLC	6,000,000	600
SubSea Resources PLC (a)(e)	8,644,100	3,960
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	297
Synchronica PLC (a)	1,806,000	1,012
Synergy Healthcare PLC	314,553	2,532
Taghmen Energy PLC (a)(e)	4,745,755	5,192
Taghmen Energy PLC warrants 4/30/07 (a)	2,279,573	958
Tanfield Group PLC (a)(e)	9,582,131	3,494
Teesland PLC	1,380,000	2,111
Tersus Energy PLC	1,597,222	1,137
Third Advance Value Realisation Co. Uk Ltd. (a)	507,108	898
Tikit Group PLC (e)	720,362	2,127
TMO Biotec (g)	10,000	534
Toledo Mining Corp. PLC (a)	480,000	965
Triple Plate Junction PLC (a)	3,638,000	1,521
Triple Plate Junction PLC warrants 12/31/05 (a)	1,818,750	0
Tristel PLC	274,418	278
UK Coal PLC	1,087,069	2,848
Unibet Group PLC unit	232,256	5,536
Vectura Group PLC (a)	3,300,000	5,401
Victoria Oil & Gas PLC (a)	2,967,800	10,638
Whatman PLC	280,100	1,425
White Nile Ltd. (a)	200,000	352
William Ransom & Son PLC	3,629,500	2,809
Windsor PLC	700,000	610
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
World Gaming PLC (a)	1,332,300	$ 3,614
ZincOx Resources PLC (a)	970,000	3,374
TOTAL UNITED KINGDOM		453,007
United States of America - 2.0%
121Media, Inc. (a)(e)	603,205	1,626
Central European Distribution Corp. (a)(d)	49,300	1,896
Chindex International, Inc. (a)(d)	138,900	803
Cyberscan Technology, Inc. (e)	996,527	8,952
Frontera Resources Corp.	2,300,000	4,869
Frontier Mining Ltd. (a)	6,115,691	2,720
GeoGlobal Resources, Inc. (a)(d)	351,900	3,586
Marathon Oil Corp.	39,900	3,067
Private Media Group, Inc. (a)(d)	283,400	748
Solar Integrated Technologies, Inc. (a)	1,643,073	8,769
Trico Marine Services, Inc. (a)	67,200	2,249
Uramin, Inc. (a)(g)	1,333,332	1,000
Uramin, Inc. warrants 7/26/08 (a)(g)	666,666	0
UTEK Corp. (Reg. S)	34,942	415
Valero Energy Corp.	82,800	5,169
XL TechGroup, Inc. (a)	1,442,680	7,725
TOTAL UNITED STATES OF AMERICA		53,594
TOTAL COMMON STOCKS (Cost $1,930,735)		2,647,240
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.4%
Fresenius AG	70,528	11,018
United Kingdom - 0.1%
Third Advance Value Realisation Co. Uk Ltd. (a)	1,183,252	2,052
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,326)		13,070
Investment Companies - 0.1%
	Shares	Value (000s)
United Kingdom - 0.1%
Black Sea Property Fund Ltd.	2,741,100	$ 1,207
The Greenhouse Fund Ltd. (a)	1,750,000	420
TOTAL INVESTMENT COMPANIES (Cost $1,360)		1,627
Corporate Bonds - 0.0%
		Principal Amount (000s)
Convertible Bonds - 0.0%
United Kingdom - 0.0%
BioCare Solutions Ltd. 1% 12/31/06 (g)	GBP	$ 54,768	974
Nonconvertible Bonds - 0.0%
Norway - 0.0%
Songa Offshore ASA 9% 9/8/10 (g)		600	582
TOTAL CORPORATE BONDS (Cost $1,574)			1,556
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 4.46% (b)	26,684,709	26,685
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	151,331,534	151,332
TOTAL MONEY MARKET FUNDS (Cost $178,017)		178,017
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $2,119,012)		2,841,510
NET OTHER ASSETS - (6.0)%		(162,016)
NET ASSETS - 100%		$ 2,679,494
Currency Abbreviation
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security purchased on a delayed delivery and when issued basis.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,666,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Appian Technology PLC warrants 2/28/08	2/18/05	$ -
Belitung Zinc Corp. PLC	1/12/06	$ 1,308
BioCare Solutions Ltd. 1% 12/31/06	8/3/05	$ 974
Countermine PLC	12/22/05	$ 443
Countermine PLC warrants 7/26/06	12/22/05	$ -
Security	Acquisition Date	Acquisition Cost (000s)
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Imperial College Innovations Ltd.	4/27/05	$ 2,942
International Con Minerals Ltd.	1/30/06	$ 798
International Con Minerals Ltd. warrants 10/31/07	1/30/06	$ -
Pertra Midt-Norges AS	6/28/05	$ 911
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Pureprofile Media PLC warrants 7/31/06	5/3/05	$ -
Songa Offshore ASA warrants 6/8/08	6/8/05	$ -
Songa Offshore ASA 9% 9/8/10	6/8/05	$ 600
Starfield Resources, Inc.	1/17/06	$ 577
TMO Biotec	10/27/05	$ 535
Uramin, Inc.	8/24/05	$ 1,000
Uramin, Inc. warrants 7/26/08	8/24/05	$ -
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
121Media, Inc.	$ 1,832	$ -	$ -	$ -	$ 1,626
Advanced Technology (UK) PLC	-	-	-	-	-
Adwalker PLC	1,292	-	-	-	1,258
Afren PLC	12,040	2,657	-	-	17,827
Alliance Pharma PLC	2,924	-	73	-	2,464
Ascent Resources PLC	2,603	526	-	-	3,122
Autoclenz Holdings PLC	-	1,213	-	-	1,270
Avanti Screenmedia Group PLC	-	7,564	-	-	8,266
BDI Mining Corp.	4,646	-	-	-	4,668
Bioprogress PLC	2,479	4,451	-	-	8,893
Cambrian Mining PLC	15,024	-	-	156	12,867
Centurion Electronics PLC	574	-	-	-	608
Coffeeheaven International PLC	1,580	1,537	-	-	2,960
Corac Group PLC	2,146	283	-	-	3,426
Cyberscan Technology, Inc.	1,725	8,966	-	-	8,952
DA Group PLC	2,490	-	-	-	1,918
Forum Energy PLC	2,505	1,207	-	-	3,422
Fox Resources Ltd.	844	-	-	-	-
Frontier Mining Ltd.	2,220	-	-	-	-
Gemfields Resources PLC	-	5,312	-	-	5,064
GMA Resources PLC	3,026	1,455	-	-	4,220
Hardide Ltd.	2,909	-	-	-	3,309
Healthcare Enterprise Group PLC	10,604	1,291	-	-	4,035
ID Data PLC	1,344	-	-	-	1,350
International Ferro Metals	15,854	600	-	-	14,833
IPSA Group PLC	2,128	-	-	-	2,138
Jubilee Platinum PLC	3,339	1,929	791	-	5,966
Kura Corp. Ltd.	18,905	-	-	-	19,208
Lambert Howarth Group PLC	6,291	-	3,001	96	-
Landround PLC	582	-	-	-	452
Leadcom Integrated Solutions	4,705	-	1,258	-	-
Metals Exploration PLC	624	-	-	-	1,505
NeutraHealth PLC	1,719	-	-	-	1,467
Oil Quest Resources PLC	596	-	-	-	662
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
P&MM Group PLC	$ 3,423	$ -	$ -	$ -	$ 3,331
Pilat Media Global PLC	2,244	-	-	-	2,229
Platinum Mining Corp. of India PLC	3,602	-	-	-	3,675
PlusNet Technologies Ltd.	7,340	720	-	-	8,998
PSI AG	3,396	-	-	-	4,473
Rheochem PLC	1,854	-	-	-	1,863
Sphere Investments Ltd.	2,552	-	-	-	3,583
Starfield Resources, Inc.	3,741	577	-	-	-
Stepstone ASA	5,719	-	-	-	-
SubSea Resources PLC	4,362	-	-	-	3,960
Sylvania Resources Ltd.	2,738	472	-	-	4,058
Synchronica PLC (formerly known as DAT Group PLC)	1,263	-	-	-	-
Taghmen Energy PLC	5,671	-	-	-	5,192
Tanfield Group PLC	2,911	330	-	-	3,494
Tanzanite One Ltd.	4,936	6,039	-	-	13,997
Teleunit Spa	3,683	-	-	-	2,840
Tikit Group PLC	2,436	-	-	-	2,127
Visual Defence, Inc.	1,379	1,024	-	-	2,811
Xceldiam Ltd.	2,643	-	-	-	2,538
Total	$ 195,443	$ 48,153	$ 5,123	$ 252	$ 216,925
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Cash Central Fund	$ 346
Fidelity Securities Lending Cash Central Fund	696
Total	$ 1,042
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,139,740,000. Net unrealized appreciation aggregated $701,770,000, of which $798,638,000 related to appreciated investment securities and $96,868,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap
Opportunities Fund

January 31, 2006

1.827842.100

ILS-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 4.2%
Burns Philip & Co. Ltd. (a)	1,696,600	$ 1,421,524
CSL Ltd.	466,300	15,380,381
Downer EDI Ltd.	990,175	5,548,413
PMP Ltd. (a)	3,815,300	4,382,821
United Group Ltd.	388,848	3,656,066
Zinifex Ltd.	950,000	5,654,649
TOTAL AUSTRALIA		36,043,854
Austria - 0.8%
OMV AG	95,000	6,713,621
Bermuda - 0.1%
Paul Y. Engineering Group Ltd.	1,720,000	150,537
SeaDrill Ltd. (a)	75,000	786,453
TOTAL BERMUDA		936,990
Cayman Islands - 1.8%
GlobalSantaFe Corp.	119,200	7,277,160
Suntech Power Holdings Co. Ltd. sponsored ADR	201,700	8,570,233
TOTAL CAYMAN ISLANDS		15,847,393
China - 1.6%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (d)	462,300	7,031,583
Global Bio-Chem Technology Group Co. Ltd.	11,723,300	6,319,806
TOTAL CHINA		13,351,389
Finland - 1.7%
KCI Konecranes Oyj	117,700	6,458,293
Metso Corp.	245,700	8,047,249
TOTAL FINLAND		14,505,542
France - 9.7%
Alstom SA (a)	108,962	8,282,966
ALTEN (a)	200,000	7,000,128
Altran Technologies SA (a)	300,000	4,068,824
BVRP Software SA (a)	20,642	476,638
Compagnie Generale de Geophysique SA (a)(d)	96,902	12,600,855
Ingenico SA	195,700	3,729,240
Neopost SA	145,400	14,622,307
Nexity	116,400	6,727,881
Silicon On Insulator Technologies SA (SOITEC) (a)(d)	473,835	11,724,340
Common Stocks - continued
	Shares	Value
France - continued
Television Francaise 1 SA	13,100	$ 415,205
Vallourec SA	18,500	12,972,720
TOTAL FRANCE		82,621,104
Germany - 7.6%
AWD Holding AG	223,700	7,666,526
cash.life AG	20,000	854,356
ESCADA AG (a)	113,000	3,619,990
MPC Muenchmeyer Petersen Capital AG	1,914	169,269
MTU Aero Engines Holding AG	119,850	4,100,152
Norddeutsche Affinerie AG	250,400	7,196,958
Pfleiderer AG (a)	313,050	7,251,371
Q-Cells AG	56,900	5,850,138
SolarWorld AG	40,000	8,378,278
Techem AG	95,000	4,473,823
United Internet AG	127,300	5,725,732
Wincor Nixdorf AG	83,000	9,683,510
TOTAL GERMANY		64,970,103
Hong Kong - 0.3%
Hanny Holdings Ltd.	3,066,402	1,798,895
PYI Corp. Ltd.	5,333,752	1,116,302
TOTAL HONG KONG		2,915,197
Italy - 1.2%
Banca Italease Spa	249,800	8,588,333
Pirelli & C. Real Estate Spa	27,301	1,567,703
TOTAL ITALY		10,156,036
Japan - 35.9%
Advantest Corp.	44,000	5,400,153
Aeon Co. Ltd.	55,800	1,469,547
Aeon Mall Co. Ltd.	91,500	4,437,356
Air Water, Inc. (d)	521,000	5,768,166
Aoyama Trading Co. Ltd.	16,400	543,731
ARRK Corp.	49,000	4,000,852
Asics Corp.	73,000	722,347
Asset Managers Co. Ltd.	668	4,474,968
Bank of Nagoya Ltd.	140,000	1,077,474
Chiyoda Corp.	186,000	4,787,522
Daiei, Inc. (a)	250,000	7,755,902
Dainippon Screen Manufacturing Co. Ltd. (d)	200,000	2,117,106
eAccess Ltd. (d)	431	324,361
Common Stocks - continued
	Shares	Value
Japan - continued
EDION Corp.	351,000	$ 8,331,500
Elpida Memory, Inc. (a)(d)	133,000	5,509,077
Fancl Corp.	66,300	4,102,429
Fujikura Ltd.	175,000	1,730,163
Furukawa Co. Ltd. (a)(d)	1,000,000	2,659,166
Furukawa Electric Co. Ltd. (a)	700,000	6,264,382
Gendai Agency, Inc. (d)	698	3,164,885
Hitachi Metals Ltd.	581,000	6,803,835
Hokuhoku Financial Group, Inc.	1,572,000	7,435,950
Ibiden Co. Ltd.	50,000	2,804,057
Index Corp. (d)	2,720	5,610,159
Intelligent Wave, Inc. (d)	2,117	6,621,827
Izumiya Co. Ltd. (d)	250,000	2,279,894
Japan General Estate Co. Ltd. (d)	444,000	8,325,236
JGC Corp.	355,000	7,533,878
Joint Corp.	45,400	1,404,602
JSR Corp.	198,600	5,907,389
Kanto Tsukuba Bank Ltd. (a)(d)	170,700	3,760,841
KK daVinci Advisors (a)	1,047	7,477,934
Kyushu-Shinwa Holdings, Inc. (a)(d)	1,255,000	3,454,913
Meisei Industrial Co. Ltd. (a)	350,000	2,619,108
Miraial Co. Ltd.	41,200	4,361,237
Mitsubishi Logistics Corp.	300,000	5,126,566
Mitsui Engineering & Shipbuilding Co.	1,599,000	5,464,919
Nabtesco Corp.	331,000	4,242,939
NEOMAX Co. Ltd.	94,000	3,236,683
NGK Insulators Ltd.	200,000	3,160,317
NGK Spark Plug Co. Ltd.	199,000	4,969,488
Nifco, Inc.	125,000	2,610,159
Nippon Electric Glass Co. Ltd.	88,000	2,317,566
Nishi-Nippon City Bank Ltd.	799,000	4,732,847
Nissan Chemical Industries Co. Ltd.	80,000	1,292,764
Nisshin Fudosan Co. Ltd.	119,900	1,753,587
Organo Corp.	22,000	208,506
ORIX Corp.	29,600	7,656,694
Pal Co. Ltd.	40,000	3,160,317
Ryohin Keikaku Co. Ltd.	46,900	3,681,488
Sanken Electric Co. Ltd.	100,000	1,747,209
Sugi Pharmacy Co. Ltd. (d)	98,500	5,784,241
Sumco Corp.	154,500	8,348,504
Sumisho Lease Co. Ltd.	20,100	1,027,870
Sumitomo Titanium Corp. (d)	59,000	10,047,046
Common Stocks - continued
	Shares	Value
Japan - continued
Take & Give Needs Co. Ltd. (a)	3,000	$ 5,292,764
Teijin Ltd.	973,000	6,634,279
Telewave, Inc.	496	4,206,256
The Daimaru, Inc.	491,000	7,633,035
Toho Tenax Co. Ltd. (a)(d)	912,000	6,941,242
Toho Titanium Co. Ltd. (d)	66,000	4,736,384
Tokuyama Corp.	542,000	10,278,274
Tokyo Seimitsu Co. Ltd. (d)	53,400	3,827,614
Tokyu Land Corp.	265,000	2,572,530
Toray Industries, Inc.	867,000	7,241,626
UFJ Central Leasing Co. Ltd.	39,800	2,079,383
Urban Corp. (d)	79,000	7,352,595
Valor Co. Ltd.	22,000	888,775
Venture Link Co. Ltd. (a)(d)	1,580,300	6,060,982
TOTAL JAPAN		307,357,396
Korea (South) - 8.8%
China Lotsynergy Holding Ltd. (a)	7,890,000	3,377,658
Core Logic, Inc.	118,385	4,995,045
Daewoo Securities Co. Ltd. (a)	442,110	8,244,628
Daishin Securities Co. Ltd.	330,090	8,476,898
Hyundai Department Store Co. Ltd.	62,090	7,050,759
Korea Investment Holdings Co. Ltd.	100,000	4,125,560
LG Card Co. Ltd. (a)	116,170	6,499,141
Lotte Shopping Co. Ltd. GDR (a)(e)	40,200	830,934
NHN Corp. (a)	28,000	8,272,789
Orion Corp.	12,322	3,324,824
Samsung Electronics Co. Ltd.	11,000	8,480,317
Samsung Securities Co. Ltd.	110,000	6,050,821
Shinhan Financial Group Co. Ltd.	127,240	5,441,574
TOTAL KOREA (SOUTH)		75,170,948
Luxembourg - 0.7%
Stolt Offshore SA (a)	200,000	2,542,000
Stolt-Nielsen SA	95,800	3,226,123
TOTAL LUXEMBOURG		5,768,123
Mexico - 0.7%
Grupo Mexico SA de CV Series B	2,133,120	5,978,639
Common Stocks - continued
	Shares	Value
Netherlands - 1.2%
Fugro NV (Certificaten Van Aandelen) unit	77,700	$ 2,926,349
Tele Atlas NV (Netherlands) (a)	261,400	7,179,555
TOTAL NETHERLANDS		10,105,904
Norway - 2.3%
Det Norske Oljeselskap ASA (DNO) (A Shares)	719,085	5,945,800
Fred Olsen Energy ASA (a)(d)	158,900	6,031,879
Petroleum Geo-Services ASA (a)	216,550	7,780,785
TOTAL NORWAY		19,758,464
Papua New Guinea - 0.7%
Oil Search Ltd.	2,000,000	5,823,360
Singapore - 0.9%
GigaMedia Ltd. (a)	1,563,020	7,893,251
South Africa - 0.9%
Steinhoff International Holdings Ltd.	2,288,000	7,951,038
Sweden - 2.8%
Boliden AB (a)	610,000	8,676,070
Eniro AB	451,300	5,883,964
HIQ International AB	384,400	2,283,123
Modern Times Group AB (MTG) (B Shares) (a)	143,100	6,972,858
TOTAL SWEDEN		23,816,015
Taiwan - 3.2%
Chipbond Technology Corp.	2,539,000	3,754,236
Motech Industries, Inc.	319,000	5,947,299
Powerchip Semiconductor Corp.	7,000,000	4,635,177
Powertech Technology, Inc.	1,866,000	7,077,742
Sunplus Technology Co. Ltd.	900,000	1,089,202
Topco Scientific Co. Ltd.	1,581,000	4,700,831
TOTAL TAIWAN		27,204,487
United Kingdom - 3.6%
AMEC PLC	1,054,600	7,072,824
British Land Co. PLC	223,200	4,562,238
Burren Energy PLC	100,000	1,921,266
Development Securities PLC	37,100	349,795
Hunting PLC	1,267,300	7,214,283
Meggitt PLC	665,831	4,293,740
Common Stocks - continued
	Shares	Value
United Kingdom - continued
MyTravel Group PLC Class A (a)	898,000	$ 3,826,006
Sportingbet PLC	180,801	1,334,789
TOTAL UNITED KINGDOM		30,574,941
United States of America - 7.9%
Airgas, Inc.	138,100	5,355,518
Hexcel Corp. (a)	512,700	10,700,049
Las Vegas Sands Corp. (a)	150,000	7,702,500
NTL, Inc. (a)	98,900	6,255,425
Plains Exploration & Production Co. (a)	149,100	6,685,644
RTI International Metals, Inc. (a)	53,300	2,411,825
Titanium Metals Corp. (a)(d)	291,600	22,071,204
TODCO Class A	150,000	6,690,000
TOTAL UNITED STATES OF AMERICA		67,872,165
TOTAL COMMON STOCKS (Cost $719,625,843)		843,335,960
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 4.46% (b)	11,324,431	11,324,431
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	59,317,788	59,317,788
TOTAL MONEY MARKET FUNDS (Cost $70,642,219)		70,642,219
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $790,268,062)		913,978,179
NET OTHER ASSETS - (6.9)%		(59,069,802)
NET ASSETS - 100%		$ 854,908,377
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $830,934 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 319,281
Fidelity Securities Lending Cash Central Fund	160,120
Total	$ 479,401
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $790,960,264. Net unrealized appreciation aggregated $123,017,915, of which $128,866,441 related to appreciated investment securities and $5,848,526 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Opportunities Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® International
Small Cap Opportunities Fund

1.829636.100

AILS-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 4.2%
Burns Philip & Co. Ltd. (a)	1,696,600	$ 1,421,524
CSL Ltd.	466,300	15,380,381
Downer EDI Ltd.	990,175	5,548,413
PMP Ltd. (a)	3,815,300	4,382,821
United Group Ltd.	388,848	3,656,066
Zinifex Ltd.	950,000	5,654,649
TOTAL AUSTRALIA		36,043,854
Austria - 0.8%
OMV AG	95,000	6,713,621
Bermuda - 0.1%
Paul Y. Engineering Group Ltd.	1,720,000	150,537
SeaDrill Ltd. (a)	75,000	786,453
TOTAL BERMUDA		936,990
Cayman Islands - 1.8%
GlobalSantaFe Corp.	119,200	7,277,160
Suntech Power Holdings Co. Ltd. sponsored ADR	201,700	8,570,233
TOTAL CAYMAN ISLANDS		15,847,393
China - 1.6%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (d)	462,300	7,031,583
Global Bio-Chem Technology Group Co. Ltd.	11,723,300	6,319,806
TOTAL CHINA		13,351,389
Finland - 1.7%
KCI Konecranes Oyj	117,700	6,458,293
Metso Corp.	245,700	8,047,249
TOTAL FINLAND		14,505,542
France - 9.7%
Alstom SA (a)	108,962	8,282,966
ALTEN (a)	200,000	7,000,128
Altran Technologies SA (a)	300,000	4,068,824
BVRP Software SA (a)	20,642	476,638
Compagnie Generale de Geophysique SA (a)(d)	96,902	12,600,855
Ingenico SA	195,700	3,729,240
Neopost SA	145,400	14,622,307
Nexity	116,400	6,727,881
Silicon On Insulator Technologies SA (SOITEC) (a)(d)	473,835	11,724,340
Common Stocks - continued
	Shares	Value
France - continued
Television Francaise 1 SA	13,100	$ 415,205
Vallourec SA	18,500	12,972,720
TOTAL FRANCE		82,621,104
Germany - 7.6%
AWD Holding AG	223,700	7,666,526
cash.life AG	20,000	854,356
ESCADA AG (a)	113,000	3,619,990
MPC Muenchmeyer Petersen Capital AG	1,914	169,269
MTU Aero Engines Holding AG	119,850	4,100,152
Norddeutsche Affinerie AG	250,400	7,196,958
Pfleiderer AG (a)	313,050	7,251,371
Q-Cells AG	56,900	5,850,138
SolarWorld AG	40,000	8,378,278
Techem AG	95,000	4,473,823
United Internet AG	127,300	5,725,732
Wincor Nixdorf AG	83,000	9,683,510
TOTAL GERMANY		64,970,103
Hong Kong - 0.3%
Hanny Holdings Ltd.	3,066,402	1,798,895
PYI Corp. Ltd.	5,333,752	1,116,302
TOTAL HONG KONG		2,915,197
Italy - 1.2%
Banca Italease Spa	249,800	8,588,333
Pirelli & C. Real Estate Spa	27,301	1,567,703
TOTAL ITALY		10,156,036
Japan - 35.9%
Advantest Corp.	44,000	5,400,153
Aeon Co. Ltd.	55,800	1,469,547
Aeon Mall Co. Ltd.	91,500	4,437,356
Air Water, Inc. (d)	521,000	5,768,166
Aoyama Trading Co. Ltd.	16,400	543,731
ARRK Corp.	49,000	4,000,852
Asics Corp.	73,000	722,347
Asset Managers Co. Ltd.	668	4,474,968
Bank of Nagoya Ltd.	140,000	1,077,474
Chiyoda Corp.	186,000	4,787,522
Daiei, Inc. (a)	250,000	7,755,902
Dainippon Screen Manufacturing Co. Ltd. (d)	200,000	2,117,106
eAccess Ltd. (d)	431	324,361
Common Stocks - continued
	Shares	Value
Japan - continued
EDION Corp.	351,000	$ 8,331,500
Elpida Memory, Inc. (a)(d)	133,000	5,509,077
Fancl Corp.	66,300	4,102,429
Fujikura Ltd.	175,000	1,730,163
Furukawa Co. Ltd. (a)(d)	1,000,000	2,659,166
Furukawa Electric Co. Ltd. (a)	700,000	6,264,382
Gendai Agency, Inc. (d)	698	3,164,885
Hitachi Metals Ltd.	581,000	6,803,835
Hokuhoku Financial Group, Inc.	1,572,000	7,435,950
Ibiden Co. Ltd.	50,000	2,804,057
Index Corp. (d)	2,720	5,610,159
Intelligent Wave, Inc. (d)	2,117	6,621,827
Izumiya Co. Ltd. (d)	250,000	2,279,894
Japan General Estate Co. Ltd. (d)	444,000	8,325,236
JGC Corp.	355,000	7,533,878
Joint Corp.	45,400	1,404,602
JSR Corp.	198,600	5,907,389
Kanto Tsukuba Bank Ltd. (a)(d)	170,700	3,760,841
KK daVinci Advisors (a)	1,047	7,477,934
Kyushu-Shinwa Holdings, Inc. (a)(d)	1,255,000	3,454,913
Meisei Industrial Co. Ltd. (a)	350,000	2,619,108
Miraial Co. Ltd.	41,200	4,361,237
Mitsubishi Logistics Corp.	300,000	5,126,566
Mitsui Engineering & Shipbuilding Co.	1,599,000	5,464,919
Nabtesco Corp.	331,000	4,242,939
NEOMAX Co. Ltd.	94,000	3,236,683
NGK Insulators Ltd.	200,000	3,160,317
NGK Spark Plug Co. Ltd.	199,000	4,969,488
Nifco, Inc.	125,000	2,610,159
Nippon Electric Glass Co. Ltd.	88,000	2,317,566
Nishi-Nippon City Bank Ltd.	799,000	4,732,847
Nissan Chemical Industries Co. Ltd.	80,000	1,292,764
Nisshin Fudosan Co. Ltd.	119,900	1,753,587
Organo Corp.	22,000	208,506
ORIX Corp.	29,600	7,656,694
Pal Co. Ltd.	40,000	3,160,317
Ryohin Keikaku Co. Ltd.	46,900	3,681,488
Sanken Electric Co. Ltd.	100,000	1,747,209
Sugi Pharmacy Co. Ltd. (d)	98,500	5,784,241
Sumco Corp.	154,500	8,348,504
Sumisho Lease Co. Ltd.	20,100	1,027,870
Sumitomo Titanium Corp. (d)	59,000	10,047,046
Common Stocks - continued
	Shares	Value
Japan - continued
Take & Give Needs Co. Ltd. (a)	3,000	$ 5,292,764
Teijin Ltd.	973,000	6,634,279
Telewave, Inc.	496	4,206,256
The Daimaru, Inc.	491,000	7,633,035
Toho Tenax Co. Ltd. (a)(d)	912,000	6,941,242
Toho Titanium Co. Ltd. (d)	66,000	4,736,384
Tokuyama Corp.	542,000	10,278,274
Tokyo Seimitsu Co. Ltd. (d)	53,400	3,827,614
Tokyu Land Corp.	265,000	2,572,530
Toray Industries, Inc.	867,000	7,241,626
UFJ Central Leasing Co. Ltd.	39,800	2,079,383
Urban Corp. (d)	79,000	7,352,595
Valor Co. Ltd.	22,000	888,775
Venture Link Co. Ltd. (a)(d)	1,580,300	6,060,982
TOTAL JAPAN		307,357,396
Korea (South) - 8.8%
China Lotsynergy Holding Ltd. (a)	7,890,000	3,377,658
Core Logic, Inc.	118,385	4,995,045
Daewoo Securities Co. Ltd. (a)	442,110	8,244,628
Daishin Securities Co. Ltd.	330,090	8,476,898
Hyundai Department Store Co. Ltd.	62,090	7,050,759
Korea Investment Holdings Co. Ltd.	100,000	4,125,560
LG Card Co. Ltd. (a)	116,170	6,499,141
Lotte Shopping Co. Ltd. GDR (a)(e)	40,200	830,934
NHN Corp. (a)	28,000	8,272,789
Orion Corp.	12,322	3,324,824
Samsung Electronics Co. Ltd.	11,000	8,480,317
Samsung Securities Co. Ltd.	110,000	6,050,821
Shinhan Financial Group Co. Ltd.	127,240	5,441,574
TOTAL KOREA (SOUTH)		75,170,948
Luxembourg - 0.7%
Stolt Offshore SA (a)	200,000	2,542,000
Stolt-Nielsen SA	95,800	3,226,123
TOTAL LUXEMBOURG		5,768,123
Mexico - 0.7%
Grupo Mexico SA de CV Series B	2,133,120	5,978,639
Common Stocks - continued
	Shares	Value
Netherlands - 1.2%
Fugro NV (Certificaten Van Aandelen) unit	77,700	$ 2,926,349
Tele Atlas NV (Netherlands) (a)	261,400	7,179,555
TOTAL NETHERLANDS		10,105,904
Norway - 2.3%
Det Norske Oljeselskap ASA (DNO) (A Shares)	719,085	5,945,800
Fred Olsen Energy ASA (a)(d)	158,900	6,031,879
Petroleum Geo-Services ASA (a)	216,550	7,780,785
TOTAL NORWAY		19,758,464
Papua New Guinea - 0.7%
Oil Search Ltd.	2,000,000	5,823,360
Singapore - 0.9%
GigaMedia Ltd. (a)	1,563,020	7,893,251
South Africa - 0.9%
Steinhoff International Holdings Ltd.	2,288,000	7,951,038
Sweden - 2.8%
Boliden AB (a)	610,000	8,676,070
Eniro AB	451,300	5,883,964
HIQ International AB	384,400	2,283,123
Modern Times Group AB (MTG) (B Shares) (a)	143,100	6,972,858
TOTAL SWEDEN		23,816,015
Taiwan - 3.2%
Chipbond Technology Corp.	2,539,000	3,754,236
Motech Industries, Inc.	319,000	5,947,299
Powerchip Semiconductor Corp.	7,000,000	4,635,177
Powertech Technology, Inc.	1,866,000	7,077,742
Sunplus Technology Co. Ltd.	900,000	1,089,202
Topco Scientific Co. Ltd.	1,581,000	4,700,831
TOTAL TAIWAN		27,204,487
United Kingdom - 3.6%
AMEC PLC	1,054,600	7,072,824
British Land Co. PLC	223,200	4,562,238
Burren Energy PLC	100,000	1,921,266
Development Securities PLC	37,100	349,795
Hunting PLC	1,267,300	7,214,283
Meggitt PLC	665,831	4,293,740
Common Stocks - continued
	Shares	Value
United Kingdom - continued
MyTravel Group PLC Class A (a)	898,000	$ 3,826,006
Sportingbet PLC	180,801	1,334,789
TOTAL UNITED KINGDOM		30,574,941
United States of America - 7.9%
Airgas, Inc.	138,100	5,355,518
Hexcel Corp. (a)	512,700	10,700,049
Las Vegas Sands Corp. (a)	150,000	7,702,500
NTL, Inc. (a)	98,900	6,255,425
Plains Exploration & Production Co. (a)	149,100	6,685,644
RTI International Metals, Inc. (a)	53,300	2,411,825
Titanium Metals Corp. (a)(d)	291,600	22,071,204
TODCO Class A	150,000	6,690,000
TOTAL UNITED STATES OF AMERICA		67,872,165
TOTAL COMMON STOCKS (Cost $719,625,843)		843,335,960
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 4.46% (b)	11,324,431	11,324,431
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	59,317,788	59,317,788
TOTAL MONEY MARKET FUNDS (Cost $70,642,219)		70,642,219
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $790,268,062)		913,978,179
NET OTHER ASSETS - (6.9)%		(59,069,802)
NET ASSETS - 100%		$ 854,908,377
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $830,934 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 319,281
Fidelity Securities Lending Cash Central Fund	160,120
Total	$ 479,401
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $790,960,264. Net unrealized appreciation aggregated $123,017,915, of which $128,866,441 related to appreciated investment securities and $5,848,526 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Fund

January 31, 2006

1.813056.101

JPN-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 23.7%
Auto Components - 0.5%
Riken Corp. (d)	907,000	$ 7,537,075
Stanley Electric Co. Ltd.	16,000	334,100
Tokai Rika Co. Ltd.	105,800	2,894,554
		10,765,729
Automobiles - 2.9%
Mazda Motor Corp. (d)	7,637,000	35,343,823
Toyota Motor Corp.	418,600	21,706,502
		57,050,325
Household Durables - 6.1%
Casio Computer Co. Ltd.	2,249,000	39,486,404
Matsushita Electric Industrial Co. Ltd.	2,582,000	56,210,137
Sony Corp.	448,500	21,931,649
Victor Co. of Japan Ltd. (d)	560,000	3,221,682
		120,849,872
Leisure Equipment & Products - 0.7%
Pentax Corp.	1,219,000	7,012,912
SHIMANO, Inc.	236,500	6,772,692
		13,785,604
Media - 1.8%
cyber communications, Inc. (a)(d)	4,795	22,272,862
Usen Corp. (d)	468,450	12,776,271
		35,049,133
Multiline Retail - 2.5%
Parco Co. Ltd.	550,200	7,001,181
The Daimaru, Inc.	2,732,000	42,471,386
		49,472,567
Specialty Retail - 6.8%
Best Denki Co. Ltd. (d)	1,721,000	8,742,146
FT Communications Co. Ltd.	280	606,154
Otsuka Kagu Ltd. (d)	778,000	33,684,819
United Arrows Ltd.	125,300	7,379,383
Yamada Denki Co. Ltd.	652,500	84,085,908
		134,498,410
Textiles, Apparel & Luxury Goods - 2.4%
Gunze Ltd.	738,000	4,899,872
Onward Kashiyama Co. Ltd.	1,102,000	20,616,124
Sanyo Shokai Ltd.	2,520,000	23,131,679
		48,647,675
TOTAL CONSUMER DISCRETIONARY		470,119,315
CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 3.8%
Aeon Co. Ltd.	829,900	21,856,225
Seven & I Holdings Co. Ltd. (a)	1,257,000	53,138,325
		74,994,550

	Shares	Value
Food Products - 0.0%
Kibun Food Chemifa Co. Ltd.	30,600	$ 599,847
Household Products - 0.6%
Uni-Charm Corp.	247,300	11,676,825
Personal Products - 0.3%
Fancl Corp.	95,300	5,896,855
TOTAL CONSUMER STAPLES		93,168,077
ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
INPEX Corp.	3,811	38,977,242
Nippon Mining Holdings, Inc.	2,919,000	23,958,040
Nippon Oil Corp.	3,258,000	25,851,853
Teikoku Oil Co. Ltd.	2,274,000	33,025,619
		121,812,754
FINANCIALS - 20.6%
Capital Markets - 3.4%
Nikko Cordial Corp.	1,686,000	26,785,169
Nomura Holdings, Inc.	734,600	14,332,045
Shinko Securities Co. Ltd.	3,963,000	20,705,011
SMBC Friend Securities Co. Ltd.	707,000	5,615,989
		67,438,214
Commercial Banks - 10.1%
Juroku Bank Ltd.	645,000	4,815,648
Mizuho Financial Group, Inc.	11,127	91,041,669
Ogaki Kyoritsu Bank Ltd. (a)	13,000	73,127
Sumitomo Mitsui Financial Group, Inc. (d)	7,284	85,051,390
The Keiyo Bank Ltd.	1,629,000	13,009,230
Tokyo Tomin Bank Ltd.	153,000	6,572,232
		200,563,296
Consumer Finance - 3.3%
Credit Saison Co. Ltd.	375,000	16,811,556
Nissin Co. Ltd. (d)	6,026,700	12,327,691
OMC Card, Inc.	522,600	10,667,578
ORIX Corp.	99,830	25,823,237
		65,630,062
Real Estate - 3.8%
Mitsubishi Estate Co. Ltd.	1,111,000	25,803,076
Mitsui Fudosan Co. Ltd.	861,000	18,125,542
Sumitomo Realty & Development Co. Ltd.	1,353,000	30,673,995
		74,602,613
TOTAL FINANCIALS		408,234,185
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.6%
Hogy Medical Co.	163,300	8,364,723
Terumo Corp.	147,600	4,214,267
		12,578,990
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 0.2%
Astellas Pharma, Inc.	26,200	$ 1,083,014
Daiichi Sankyo Co. Ltd. (a)	39,100	809,793
Takeda Pharamaceutical Co. Ltd.	16,700	945,095
		2,837,902
TOTAL HEALTH CARE		15,416,892
INDUSTRIALS - 14.4%
Building Products - 0.0%
Toto Ltd.	30,000	268,474
Construction & Engineering - 2.9%
Chiyoda Corp.	60,000	1,544,362
JGC Corp.	2,429,000	51,548,706
Meisei Industrial Co. Ltd. (a)	553,000	4,138,191
		57,231,259
Electrical Equipment - 1.0%
Furukawa Electric Co. Ltd. (a)	834,000	7,463,564
Hitachi Cable Ltd.	2,459,000	12,469,999
		19,933,563
Industrial Conglomerates - 0.2%
Rasa Industries Ltd.	986,000	4,840,501
Machinery - 9.0%
Ebara Corp. (d)	5,651,000	32,462,063
Iseki & Co. Ltd. (d)	3,507,000	15,273,817
JTEKT Corp. (d)	1,396,300	26,597,889
Kawasaki Heavy Industries Ltd. (d)	5,422,000	20,425,500
Mitsui Engineering & Shipbuilding Co. (d)	15,313,000	52,335,402
Miura Co. Ltd. (d)	83,000	2,277,849
Nabtesco Corp.	907,000	11,626,421
Nikkiso Co. Ltd. (d)	1,361,000	11,669,359
Shinmaywa Industries Ltd.	943,000	5,288,451
		177,956,751
Road & Rail - 1.0%
Tokyu Corp.	2,743,000	19,170,373
Transportation Infrastructure - 0.3%
Mitsui-Soko Co. Ltd. (d)	926,000	5,824,495
TOTAL INDUSTRIALS		285,225,416

	Shares	Value
INFORMATION TECHNOLOGY - 14.4%
Computers & Peripherals - 2.4%
Fujitsu Ltd.	2,701,000	$ 23,803,238
NEC Corp.	3,640,000	23,577,941
		47,381,179
Electronic Equipment & Instruments - 7.0%
Hoya Corp.	26,800	1,073,553
Ibiden Co. Ltd.	232,800	13,055,688
Nidec Corp.	127,400	11,672,632
Nihon Dempa Kogyo Co. Ltd.	193,300	9,637,816
Nippon Electric Glass Co. Ltd.	95,000	2,501,918
Yamatake Corp. (a)	1,247,800	31,054,085
Yaskawa Electric Corp. (a)(d)	5,846,000	70,004,514
Yokogawa Electric Corp.	31,300	593,561
		139,593,767
Internet Software & Services - 2.9%
eAccess Ltd. (d)	3,372	2,537,694
Index Corp. (d)	8,865	18,284,581
Softbank Corp. (d)	209,900	7,066,436
Telewave, Inc.	1,629	13,814,497
Yahoo! Japan Corp.	10,881	14,745,410
		56,448,618
IT Services - 1.8%
ITOCHU TECHNO-SCIENCE Corp. (CTC) (d)	64,500	2,765,149
NTT Data Corp.	2,835	14,086,806
Otsuka Corp.	162,900	18,576,680
		35,428,635
Office Electronics - 0.0%
Canon, Inc.	13,400	806,948
Software - 0.3%
Nintendo Co. Ltd.	41,500	5,691,085
TOTAL INFORMATION TECHNOLOGY		285,350,232
MATERIALS - 13.3%
Chemicals - 6.7%
Asahi Kasei Corp.	5,452,000	37,127,314
JSR Corp.	127,000	3,777,636
Mitsubishi Gas Chemical Co., Inc.	3,657,000	41,921,629
Nitto Denko Corp.	42,200	3,571,516
Toho Tenax Co. Ltd. (a)(d)	2,539,000	19,324,358
Tokuyama Corp.	1,518,000	28,786,754
		134,509,207
Metals & Mining - 6.6%
Sumitomo Light Metal Industries Ltd. (d)	3,165,000	8,389,286
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Sumitomo Metal Industries Ltd.	15,885,000	$ 64,444,385
Sumitomo Metal Mining Co. Ltd.	4,303,000	57,798,753
		130,632,424
TOTAL MATERIALS		265,141,631
TOTAL COMMON STOCKS (Cost $1,503,268,674)		1,944,468,502
Money Market Funds - 13.5%

Fidelity Cash Central Fund, 4.46% (b)	63,854,480	63,854,480
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	204,736,476	204,736,476
TOTAL MONEY MARKET FUNDS (Cost $268,590,956)		268,590,956
TOTAL INVESTMENT PORTFOLIO - 111.5% (Cost $1,771,859,630)	2,213,059,458
NET OTHER ASSETS - (11.5)%	(227,723,364)
NET ASSETS - 100%	$ 1,985,336,094
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 442,817
Fidelity Securities Lending Cash Central Fund	592,265
Total	$ 1,035,082
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,772,004,816. Net unrealized appreciation aggregated $441,054,642, of which $455,739,251 related to appreciated investment securities and $14,684,609 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Smaller Companies Fund

January 31, 2006

1.813017.101

JSC-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 24.7%
Auto Components - 5.6%
Ahresty Corp.	3,100	$ 72,262
Aisin Seiki Co. Ltd.	656,100	24,268,933
Alpha Corp. (d)	77,700	3,390,642
Daido Metal Co. Ltd. (d)	1,332,000	13,566,351
Fine Sinter Co. Ltd.	468,000	2,828,023
Fuji Kiko Co. Ltd. (d)	1,051,000	4,048,853
NGK Spark Plug Co. Ltd.	1,424,000	35,560,554
NHK Spring Co. Ltd. (d)	2,302,000	28,939,315
Nissin Kogyo Co. Ltd.	63,900	3,763,308
NOK Corp.	334,900	10,275,632
Teikoku Piston Ring Co. Ltd. (d)	207,000	3,348,555
		130,062,428
Automobiles - 0.5%
Yachiyo Industry Co. Ltd.	19,700	438,225
Yamaha Motor Co. Ltd.	470,300	12,065,140
		12,503,365
Diversified Consumer Services - 1.4%
Best Bridal, Inc. (a)	370	2,639,478
Best Bridal, Inc. New (a)	616	4,394,375
Take & Give Needs Co. Ltd. (a)(d)	13,814	24,371,413
		31,405,266
Hotels, Restaurants & Leisure - 3.9%
H.I.S. Co. Ltd.	263,700	7,147,072
Pacific Golf Group International Holdings KK	4,767	10,075,990
Resorttrust, Inc.	167,300	5,717,830
Rex Holdings Co. Ltd. (d)	5,010	19,940,935
Rex Holdings Co. Ltd. New	4,788	19,057,325
Round One Corp. (d)	397	1,813,620
Tascosystem Co. Ltd. (a)	500	412,512
Zensho Co. Ltd. (d)	1,006,754	25,913,210
		90,078,494
Household Durables - 2.1%
Hitachi Koki Co. Ltd.	1,271,000	22,640,330
Makita Corp.	656,500	19,080,072
Zephyr Co. Ltd. (d)	1,881	6,316,492
		48,036,894
Internet & Catalog Retail - 0.1%
Prime Network, Inc.	2,137	2,804,892
Leisure Equipment & Products - 0.2%
Endo Manufacturing Co. Ltd.	352,000	5,490,156
Media - 3.7%
cyber communications, Inc. (a)(d)	1,195	5,550,797
CyberAgent, Inc. (d)	10,332	21,838,710
Opt, Inc. (a)(d)	3,208	17,936,145
Toei Co. Ltd.	1,137,000	7,878,471
Usen Corp. (d)	976,180	26,623,846
Zenrin Co. Ltd.	231,900	7,372,257
		87,200,226

	Shares	Value
Multiline Retail - 0.7%
Daiei, Inc. (a)(d)	552,700	$ 17,146,748
Specialty Retail - 6.1%
Arc Land Sakamoto Co. Ltd.	121,700	2,115,980
Culture Convenience Club Co. Ltd. (d)	249,700	8,661,714
FT Communications Co. Ltd.	562	1,216,637
Hikari Tsushin, Inc. (d)	433,900	35,021,161
Meganesuper Co. Ltd. (d)	286,100	3,694,209
Nishimatsuya Chain Co. Ltd.	999,300	22,144,208
USS Co. Ltd.	374,360	23,834,220
WonderCorp	73	559,959
Yamada Denki Co. Ltd.	356,200	45,902,529
		143,150,617
Textiles, Apparel & Luxury Goods - 0.4%
Seiren Co. Ltd. (d)	548,000	9,266,445
TOTAL CONSUMER DISCRETIONARY		577,145,531
CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 1.3%
Cosmos Pharmaceutical Corp.	410,100	13,107,261
Daikokutenbussan Co. Ltd.	1,200	31,705
Kirindo Co. Ltd. (d)	96,000	1,331,220
Nihon Chouzai Co. Ltd.	8,990	281,201
Valor Co. Ltd.	425,700	17,197,800
		31,949,187
Food Products - 0.6%
Frente Co. Ltd.	90,100	3,877,994
Hokuto Corp. (d)	327,500	5,364,825
Kibun Food Chemifa Co. Ltd.	255,000	4,998,721
		14,241,540
Personal Products - 0.2%
Fancl Corp.	65,100	4,028,177
TOTAL CONSUMER STAPLES		50,218,904
FINANCIALS - 9.0%
Capital Markets - 3.4%
Asset Managers Co. Ltd.	2,111	14,141,702
E*TRADE Securities Co. Ltd. (d)	9,450	26,659,421
FinTech Global, Inc. (d)	1,979	13,746,569
SBI Holdings, Inc. (d)	30,697	19,360,589
SMBC Friend Securities Co. Ltd.	873,500	6,938,566
		80,846,847
Commercial Banks - 4.1%
Bank of Yokohama Ltd.	1,421,000	11,505,582
Chiba Bank Ltd.	1,411,000	12,759,490
Hachijuni Bank Ltd.	548,000	4,287,599
Higashi-Nippon Bank Ltd.	185,000	1,002,813
Hiroshima Bank Ltd.	1,125,000	7,296,727
Hokuhoku Financial Group, Inc.	1,604,000	7,587,317
Joyo Bank Ltd.	681,000	4,533,035
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Juroku Bank Ltd.	1,124,000	$ 8,391,920
Kansai Urban Banking Corp.	874,000	4,610,977
Kanto Tsukuba Bank Ltd. (a)	336,500	7,413,726
Kyushu-Shinwa Holdings, Inc. (a)	22,000	60,564
The Keiyo Bank Ltd.	1,842,000	14,710,252
Tokyo Tomin Bank Ltd. (d)	298,200	12,809,409
		96,969,411
Real Estate - 1.5%
Heiwa Real Estate Co. Ltd. (d)	1,188,500	9,309,055
Kenedix, Inc.	2,758	15,232,114
Urban Corp. (d)	102,400	9,530,452
		34,071,621
TOTAL FINANCIALS		211,887,879
HEALTH CARE - 1.7%
Health Care Equipment & Supplies - 1.5%
Asahi Intecc Co. Ltd. (d)	86,600	2,155,220
Hogy Medical Co.	453,200	23,214,283
Nakanishi, Inc.	40,500	4,756,584
Sysmex Corp.	119,100	4,649,092
		34,775,179
Health Care Providers & Services - 0.2%
Soiken, Inc. (d)	178	620,489
Tokai Corp.	301,000	5,156,481
		5,776,970
TOTAL HEALTH CARE		40,552,149
INDUSTRIALS - 25.5%
Air Freight & Logistics - 0.8%
I-LOGISTICS Corp.	35,000	158,101
Kintetsu World Express, Inc.	259,800	7,749,936
SBS Co. Ltd.	247	1,052,587
Yusen Air & Sea Service Co. Ltd.	157,100	8,877,294
		17,837,918
Building Products - 0.5%
Comany, Inc.	291,200	6,502,548
Wavelock Holdings Co. Ltd. (d)	386,400	5,687,486
		12,190,034
Commercial Services & Supplies - 4.7%
ARRK Corp.	336,500	27,475,239
Career Design Center Co. Ltd. (e)	3,631	14,483,149
Certo Corp. (d)	79,800	2,924,572
Gakujo Co. Ltd. (d)	213,200	8,013,398
Ichinen Co. Ltd.	704,600	6,065,337
Intelligence Ltd.	3,043	8,247,455
Prestige International, Inc. (a)	2,133	5,508,386

	Shares	Value
Relo Holdings Corp.	299,100	$ 7,532,945
TFP Consulting Group Co. Ltd.	1,600	6,954,743
Toppan Printing Co. Ltd.	1,695,000	22,912,042
		110,117,266
Construction & Engineering - 3.9%
Chiyoda Corp.	994,000	25,584,930
COMSYS Holdings Corp.	924,000	13,821,017
JGC Corp.	521,000	11,056,762
Kyowa Exeo Corp. (d)	877,000	12,392,959
Token Corp. (d)	419,500	28,746,099
		91,601,767
Electrical Equipment - 2.8%
Chiyoda Integre Co. Ltd.	274,600	8,355,254
Endo Lighting Corp.	533,000	6,632,404
Furukawa Electric Co. Ltd. (a)(d)	5,216,000	46,678,601
Iwabuchi Corp.	243,000	1,977,883
Sansha Electric Manufacturing Co. Ltd.	105,000	522,628
Sumitomo Wiring Systems Ltd.	40,000	1,305,719
		65,472,489
Industrial Conglomerates - 0.1%
Rasa Industries Ltd.	392,000	1,924,418
Machinery - 9.1%
Daifuku Co. Ltd.	253,500	4,710,048
Estic Corp.	176	1,309,537
Fuji Seiko Ltd.	86,000	824,597
Hitachi Construction Machinery Co. Ltd.	1,539,800	42,520,683
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	2,000,000	6,545,640
JTEKT Corp.	860,700	16,395,333
Micron Machinery Co. Ltd.	69,500	3,080,201
NGK Insulators Ltd.	932,000	14,727,077
Nihon Ceratec Co. Ltd. (d)	1,039	6,030,503
Nihon Trim Co. Ltd. (d)	62,850	3,444,349
Nitta Corp.	568,300	11,188,724
NTN Corp.	2,039,000	16,213,985
Obara Corp. (d)	58,650	1,959,499
OSG Corp.	1,053,500	21,773,949
Sumitomo Heavy Industries Ltd.	3,703,000	33,012,340
THK Co. Ltd. (d)	919,500	29,074,788
		212,811,253
Marine - 0.7%
Mitsui O.S.K. Lines Ltd.	1,736,000	15,728,014
Road & Rail - 0.7%
Hamakyorex Co. Ltd. (d)	231,400	11,064,126
Zero Co. Ltd.	140,700	5,036,563
		16,100,689
Trading Companies & Distributors - 2.2%
Itochu Corp.	2,702,000	22,936,946
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Marubeni Corp.	2,546,000	$ 13,583,874
Sumitomo Corp.	1,196,000	16,360,521
		52,881,341
TOTAL INDUSTRIALS		596,665,189
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 0.2%
Allied Telesis Holdings KK (d)	409,300	2,679,131
NextCom KK (d)	2,250	2,339,555
		5,018,686
Computers & Peripherals - 1.9%
Meiko Electronics Co. Ltd.	554,100	45,289,515
Electronic Equipment & Instruments - 8.3%
A&D Co. Ltd.	286,800	6,135,413
Excel Co. Ltd.	170,200	5,599,352
Forval Corp.	399,100	4,898,184
Hamamatsu Photonics KK (d)	570,000	16,711,838
Honda Tsushin Kogyo Co. Ltd.	283,000	3,434,688
Ibiden Co. Ltd.	422,800	23,711,104
KAGA ELECTRONICS Co. Ltd.	529,400	15,566,606
Nagano Keiki Co. Ltd.	296,200	4,884,914
Nippon Electric Glass Co. Ltd.	1,637,000	43,111,990
Optoelectronics Co. Ltd.	145,900	5,794,715
Sankyo Seiki Manufacturing Co. Ltd.	32,000	639,564
Shibaura Electronics Co. Ltd.	109,600	1,383,428
SK-Electronics Co. Ltd. (d)	2,558	9,265,746
Sunx Ltd.	667,000	17,338,702
Tietech Co. Ltd. (d)	327,200	4,740,816
Yokogawa Electric Corp. (d)	1,586,000	30,076,279
		193,293,339
Internet Software & Services - 4.8%
BB Net Corp. (d)	8,104	2,652,293
Club iT Corp. (a)	243,800	6,690,837
Excite Japan Co. Ltd. (d)	1,126	10,844,455
Index Corp. (d)	16,222	33,458,824
Sammy NetWorks Co. Ltd.	1,189	13,781,982
Sony Communication Network Co.	1,439	5,641,694
Telewave, Inc. (d)	4,564	38,704,336
		111,774,421
IT Services - 1.1%
Cyber Firm, Inc. (a)	609	2,372,053
Otsuka Corp. (d)	207,600	23,674,149
		26,046,202
Office Electronics - 1.9%
Canon Fintech, Inc.	459,300	9,982,229

	Shares	Value
Konica Minolta Holdings, Inc. (a)	2,758,500	$ 30,916,452
Riso Kagaku Corp.	213,700	4,198,231
		45,096,912
Semiconductors & Semiconductor Equipment - 3.9%
Elpida Memory, Inc. (a)(d)	673,900	27,914,036
Komatsu Electron Metals Co. Ltd.	46,000	1,158,527
Micronics Japan Co. Ltd.	274,200	14,769,828
Shinko Electric Industries Co.Ltd.	61,700	4,880,048
Sumco Corp.	541,100	29,238,676
Ulvac, Inc.	165,900	6,871,848
Yamaichi Electronics Co. Ltd. (a)	300,200	5,155,570
		89,988,533
Software - 1.7%
Access Co. Ltd.	1,126	4,193,829
Digital Arts, Inc. (a)(d)	960	3,362,823
Intelligent Wave, Inc. (d)	1,171	3,662,806
KOEI Co. Ltd. (d)	509,420	12,981,895
VIC Tokai Corp. (d)	461,900	7,873,519
Works Applications Co. Ltd. (a)(d)	7,487	7,657,376
		39,732,248
TOTAL INFORMATION TECHNOLOGY		556,239,856
MATERIALS - 9.7%
Chemicals - 5.6%
C. Uyemura & Co. Ltd.	252,000	13,724,366
Ebara-Udylite Co. Ltd.	60,500	5,929,856
Hitachi Chemical Co. Ltd.	599,300	18,541,370
JSP Corp.	299,100	2,763,355
Lintec Corp.	744,400	21,317,514
Mitsubishi Rayon Co. Ltd.	553,000	3,742,282
Osaka Organic Chemical Industry Ltd. (d)	384,700	3,344,362
Soken Chemical & Engineer Co. Ltd.	74,500	2,755,732
Taiyo Kagaku (d)	362,600	5,253,729
Tohcello Co. Ltd. (d)	730,000	6,190,658
Tokuyama Corp.	326,000	6,182,136
Toray Industries, Inc.	2,300,000	19,210,772
Zeon Corp.	1,575,000	22,659,165
		131,615,297
Construction Materials - 0.2%
Taiheiyo Cement Corp.	939,000	3,801,457
Containers & Packaging - 0.3%
Fuji Seal International, Inc. (d)	183,500	5,958,706
Metals & Mining - 3.6%
Aichi Steel Corp. (d)	3,027,000	31,707,004
Daido Steel Co. Ltd.	1,828,000	17,916,985
Sumitomo Metal Mining Co. Ltd.	2,617,000	35,152,065
		84,776,054
TOTAL MATERIALS		226,151,514
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Mitsui & Associates Telepark Corp. (d)	2,705	$ 7,515,810
TOTAL COMMON STOCKS (Cost $1,563,817,042)		2,266,376,832
Money Market Funds - 18.3%

Fidelity Cash Central Fund, 4.46% (b)	126,592,152	126,592,152
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	302,038,643	302,038,643
TOTAL MONEY MARKET FUNDS (Cost $428,630,795)		428,630,795
TOTAL INVESTMENT PORTFOLIO - 115.1% (Cost $1,992,447,837)	2,695,007,627
NET OTHER ASSETS - (15.1)%	(354,181,924)
NET ASSETS - 100%	$ 2,340,825,703
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 932,593
Fidelity Securities Lending Cash Central Fund	1,490,027
Total	$ 2,422,620
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Career Design Center Co. Ltd.	$ 7,768,168	$ 4,342,770	$ -	$ -	$ 14,483,149
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,994,983,813. Net unrealized appreciation aggregated $700,023,814, of which $726,275,864 related to appreciated investment securities and $26,252,050 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Latin America Fund

January 31, 2006

1.813035.101

LAF-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Brazil - 52.9%
AES Tiete SA (PN)	224,300,000	$ 5,859,990
Aracruz Celulose SA (PN-B) sponsored ADR	447,100	17,544,204
Arcelor Brasil SA	574,385	8,488,538
Banco Bradesco SA:
(PN)	1,356,954	53,032,854
(PN) sponsored ADR (non-vtg.) (d)	1,952,300	77,974,862
Banco Itau Holding Financeira SA:
(PN)	2,767,440	83,135,799
sponsored ADR (non-vtg.)	983,200	29,938,440
Banco Nossa Caixa SA	554,000	13,299,005
Centrais Electricas Brasileiras SA (Electrobras) (PN-B)	467,061,100	8,762,674
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	878,326	35,976,233
sponsored ADR	74,145	2,576,539
Companhia de Concessoes Rodoviarias	179,200	7,283,038
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (d)	271,800	5,637,132
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	230,500	10,939,530
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (d)	265,500	2,461,185
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	2,783,700	80,727,300
Companhia Vale do Rio Doce:
(PN-A)	228,300	10,011,347
(PN-A) sponsored ADR (non-vtg.)	1,595,000	70,786,100
sponsored ADR	1,444,600	74,064,642
Cosan SA Industria E Comercio	222,500	8,977,453
Diagnosticos da America SA (a)	423,500	10,817,247
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	588,500	23,922,525
Embratel Participacoes SA sponsored ADR (a)(d)	1,833,200	24,198,240
Empresa Nacional de Comercio Redito e Participacoes SA (PN) (a)	11,465,310	90,707
Energias do Brasil SA	661,800	9,891,098
Gerdau SA	170,550	2,885,934
Gerdau SA sponsored ADR (d)	1,481,130	32,288,634
Lojas Renner SA	406,200	17,261,664
Natura Cosmeticos SA	83,100	4,451,786
Petroleo Brasileiro SA Petrobras:
(ON)	208,100	4,835,597
(PN)	2,882,180	60,783,769
(PN) sponsored ADR (non-vtg.)	1,138,100	98,104,220
sponsored ADR	1,232,000	116,424,000
Tam SA (PN) (a)	1,643,700	39,383,409
Tele Norte Leste Participacoes SA	229,700	5,309,476

	Shares	Value
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	1,856,100	$ 32,964,336
TIM Participacoes SA sponsored ADR (non-vtg.)	135,200	5,036,200
Tractebel Energia SA	1,447,800	10,275,976
Uniao de Bancos Brasileiros SA (Unibanco):
unit	215,600	3,625,823
GDR	1,291,200	108,744,864
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	2,854,600	92,774,500
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	96,565	1,183,925
sponsored ADR (non-vtg.) (d)	2,364,150	29,480,951
TOTAL BRAZIL		1,342,211,746
Canada - 2.0%
Gerdau AmeriSteel Corp.	3,657,300	27,294,482
Glamis Gold Ltd. (a)	353,600	11,307,004
Meridian Gold, Inc. (a)	446,000	12,041,354
TOTAL CANADA		50,642,840
Cayman Islands - 0.4%
Apex Silver Mines Ltd. (a)	641,000	10,275,230
Chile - 6.1%
Compania Acero del Pacifico SA	2,715,885	37,503,166
Compania de Telecomunicaciones de Chile SA sponsored ADR	795,700	7,041,945
Compania Sudamericana de Vapores	3,719,991	5,935,309
Empresa Nacional de Electricidad SA sponsored ADR	717,500	22,723,225
Enersis SA sponsored ADR	1,241,600	15,048,192
Inversiones Aguas Metropolitanas SA ADR (a)(e)	1,186,300	23,726,000
Lan Airlines SA sponsored ADR	1,009,800	38,170,440
Vina Concha y Toro SA sponsored ADR	152,150	4,368,227
TOTAL CHILE		154,516,504
Luxembourg - 0.4%
Tenaris SA sponsored ADR	53,969	8,767,264
Mexico - 31.6%
Alsea SA de CV	1,572,500	4,848,539
America Movil SA de CV Series L sponsored ADR	6,658,500	224,591,203
AXTEL SA de CV unit	2,232,376	5,465,909
Cemex SA de CV sponsored ADR	2,051,857	135,381,525
Consorcio ARA SA de CV	1,389,800	6,656,720
Corporacion Geo SA de CV Series B (a)	6,488,100	22,278,818
Fomento Economico Mexicano SA de CV sponsored ADR	722,565	56,605,742
Gruma SA de CV Series B	943,000	3,488,195
Grupo Mexico SA de CV Series B	22,142,635	62,060,654
Grupo Modelo SA de CV Series C	2,990,400	11,095,971
Grupo Televisa SA de CV	1,507,400	6,297,643
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Televisa SA de CV (CPO) sponsored ADR	738,200	$ 61,676,610
Industrias Penoles SA de CV	2,721,900	18,244,608
Sare Holding SA de CV Series B (a)	7,928,700	9,869,830
Telefonos de Mexico SA de CV Series L sponsored ADR	3,585,200	85,112,648
Urbi, Desarrollos Urbanos, SA de CV (a)	2,285,900	16,849,983
Wal-Mart de Mexico SA de CV Series V	12,375,693	71,908,367
TOTAL MEXICO		802,432,965
Peru - 0.9%
Compania de Minas Buenaventura SA sponsored ADR	810,400	22,464,288
Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	595,700	12,056,968
United States of America - 1.6%
Newmont Mining Corp.	257,400	15,907,320
Southern Copper Corp. (d)	288,500	25,128,350
TOTAL UNITED STATES OF AMERICA		41,035,670
TOTAL COMMON STOCKS (Cost $1,588,294,845)		2,444,403,475
Investment Companies - 1.3%

United States of America - 1.3%
iShares S&P Latin America 40 Index Fund (d) (Cost $25,076,376)	229,600	33,140,464
Money Market Funds - 12.8%
	Shares	Value
Fidelity Cash Central Fund, 4.46% (b)	92,274,880	$ 92,274,880
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	232,925,750	232,925,750
TOTAL MONEY MARKET FUNDS (Cost $325,200,630)		325,200,630
TOTAL INVESTMENT PORTFOLIO - 110.5% (Cost $1,938,571,851)	2,802,744,569
NET OTHER ASSETS - (10.5)%	(265,894,140)
NET ASSETS - 100%	$ 2,536,850,429
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,726,000 or 0.9% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 668,218
Fidelity Securities Lending Cash Central Fund	335,908
Total	$ 1,004,126
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,942,920,258. Net unrealized appreciation aggregated $859,824,311, of which $867,024,419 related to appreciated investment securities and $7,200,108 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nordic Fund

January 31, 2006

1.813058.101

NOR-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Denmark - 10.8%
A.P. Moller - Maersk AS Series B	586	$ 5,839,200
Coloplast AS Series B	14,650	961,274
Danske Bank AS	267,620	9,400,992
H. Lundbeck AS	21,800	486,274
Novo Nordisk AS Series B	42,595	2,385,731
Novozymes AS Series B	29,200	1,623,596
Rockwool International AS Series B	5,600	598,131
TOTAL DENMARK		21,295,198
Estonia - 0.7%
Tallinna Vesi AS	83,262	1,411,577
Finland - 15.7%
Fortum Oyj	88,200	1,971,214
Kemira Oyj	94,500	1,596,357
Kesko Oyj	28,600	848,085
Marimekko Oyj	36,500	802,888
Metso Corp.	100,400	3,288,334
Neste Oil Oyj	31,900	1,031,231
Nokia Corp.	1,001,545	18,408,400
Nokian Tyres Ltd. (d)	103,220	1,595,638
TietoEnator Oyj	37,700	1,466,138
TOTAL FINLAND		31,008,285
Iceland - 1.2%
Ossur Hf (a)	1,345,670	2,263,623
Luxembourg - 0.8%
Oriflame Cosmetics SA unit	36,300	1,034,985
Transcom WorldWide SA Series B (a)	63,500	627,198
TOTAL LUXEMBOURG		1,662,183
Norway - 23.6%
Aker Kvaerner ASA (a)	37,300	2,562,668
Awilco Offshore ASA	160,900	1,192,533
DnB NOR ASA	523,400	5,862,156
Farstad Shipping ASA	55,800	786,453
Havila Shipping ASA	57,300	417,795
Leroy Seafood Group ASA (d)	121,300	1,363,137
Norsk Hydro ASA	69,740	8,593,363
Norwegian Air Shuttle AS (a)(d)	109,600	1,293,444
Ocean RIG ASA (a)(d)	163,800	2,167,025
Orkla ASA (A Shares)	75,535	3,009,272
Otrum Electronics ASA (a)	94,000	425,365
Schibsted ASA (B Shares)	74,200	2,175,233
Sevan Marine ASA (a)(d)	225,400	1,118,240
Solstad Offshore ASA	91,600	1,349,550
Statoil ASA	211,854	5,828,477
Steen & Stroem ASA	4,800	165,973
Storebrand ASA (A Shares)	502,300	5,116,109

	Shares	Value
TANDBERG ASA (d)	330,200	$ 2,040,263
TANDBERG Television ASA (a)	83,000	1,194,770
TOTAL NORWAY		46,661,826
Sweden - 44.8%
AarhusKarlshamn AB (a)	9,400	227,161
ABB Ltd. (Sweden) (a)	180,000	1,955,671
Assa Abloy AB (B Shares)	125,602	2,026,292
Atlas Copco AB (A Shares)	128,900	3,030,125
Elekta AB (B Shares)	185,700	3,154,794
Forenings Sparbanken AB (A Shares)	254,200	7,247,745
Getinge AB (B Shares)	66,760	1,046,243
Hennes & Mauritz AB (H&M) (B Shares)	95,490	3,514,869
Hexagon AB (B Shares) (d)	104,300	2,980,667
Holmen AB (B Shares)	27,600	1,025,009
Intrum Justitia AB (a)	102,500	961,785
Investor AB (B Shares)	216,600	3,793,845
Lundin Petroleum AB (a)	85,600	1,113,218
Meda AB (A Shares)	101,083	1,424,398
Mekonomen AB	103,700	1,297,394
Modern Times Group AB (MTG) (B Shares) (a)	43,300	2,109,886
NCC AB Series B	26,000	547,851
NeoNet AB (a)	182,000	292,416
Nordea Bank AB	850,600	9,157,619
Orexo AB	17,300	277,956
Peab AB	27,600	367,113
Pergo AB (a)(d)	109,500	631,623
Sandvik AB	79,800	3,930,465
Scania AB (B Shares)	24,900	983,762
Securitas AB (B Shares)	141,700	2,584,575
Skandinaviska Enskilda Banken AB (A Shares)	229,400	5,120,738
SKF AB (B Shares)	130,900	1,835,941
Studsvik AB (a)	1,800	46,462
Svenska Handelsbanken AB (A Shares)	250,116	6,159,600
Swedish Match Co.	79,800	1,006,262
Teleca AB (B Shares) (a)	58,000	285,673
Telefonaktiebolaget LM Ericsson (B Shares)	4,975,200	18,149,531
Uniflex AB	11,580	100,652
Wihlborgs Fastigheter AB (a)	3,260	84,577
TOTAL SWEDEN		88,471,918
Switzerland - 1.4%
Nobel Biocare Holding AG (Switzerland)	12,448	2,824,111
United Kingdom - 0.9%
Axis Shield PLC (a)	172,300	872,796
Group 4 Securicor PLC (Denmark)	184,418	558,497
Unibet Group PLC unit	14,000	333,715
TOTAL UNITED KINGDOM		1,765,008
TOTAL COMMON STOCKS (Cost $152,782,505)		197,363,729
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 4.46% (b)	3,358,383	$ 3,358,383
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	6,889,281	6,889,281
TOTAL MONEY MARKET FUNDS (Cost $10,247,664)		10,247,664
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $163,030,169)	207,611,393
NET OTHER ASSETS - (5.1)%	(10,056,354)
NET ASSETS - 100%	$ 197,555,039
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 16,849
Fidelity Securities Lending Cash Central Fund	10,727
Total	$ 27,576

Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $163,651,825. Net unrealized appreciation aggregated $43,959,568, of which $47,019,926 related to appreciated investment securities and $3,060,358 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Overseas Fund

January 31, 2006

1.813070.101

OVE-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 0.7%
Westfield Group unit	3,000,000	$ 40,285,823
Austria - 0.4%
OMV AG	370,600	26,190,189
Brazil - 0.5%
Banco Nossa Caixa SA	1,168,300	28,045,538
Canada - 2.6%
Canadian Natural Resources Ltd.	754,000	46,738,136
First Calgary Petroleum Ltd. (a)	3,661,900	32,312,301
Freehold Royalty Trust	410,700	7,594,137
Synenco Energy, Inc. Class A	998,600	22,006,989
Talisman Energy, Inc.	680,900	41,429,712
TOTAL CANADA		150,081,275
Cayman Islands - 0.7%
GlobalSantaFe Corp.	666,000	40,659,300
China - 0.9%
China Construction Bank Corp. (H Shares)	74,081,000	28,659,697
Global Bio-Chem Technology Group Co. Ltd.	40,658,000	21,917,946
TOTAL CHINA		50,577,643
Finland - 2.0%
Neste Oil Oyj	3,685,222	119,132,097
France - 10.8%
AXA SA	1,226,960	41,557,132
BNP Paribas SA	451,498	40,274,985
Carrefour SA	795,900	37,587,617
L'Oreal SA	306,516	24,883,594
Lagardere S.C.A. (Reg.)	640,900	51,094,906
Louis Vuitton Moet Hennessy (LVMH)	187,700	16,937,302
Pernod Ricard SA	450,300	83,729,187
Sanofi-Aventis sponsored ADR	1,191,300	54,799,800
Societe Generale Series A	109,600	14,478,501
Total SA Series B	963,069	266,442,675
TOTAL FRANCE		631,785,699
Germany - 6.0%
BASF AG	1,195,778	94,191,430
Bayer AG	2,305,100	96,376,236
E.ON AG	675,591	75,659,439
KarstadtQuelle AG (a)(d)	860,900	18,518,656
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	260,576	35,382,434
SAP AG sponsored ADR	601,900	30,919,603
TOTAL GERMANY		351,047,798
Greece - 0.1%
Greek Organization of Football Prognostics SA	213,000	8,009,094
Hong Kong - 2.5%
CNOOC Ltd. sponsored ADR (d)	399,900	34,427,391

	Shares	Value
Esprit Holdings Ltd.	1,671,500	$ 14,300,567
Hong Kong Exchanges & Clearing Ltd.	3,853,500	18,500,615
Hutchison Whampoa Ltd.	3,172,300	31,888,819
Television Broadcasts Ltd.	4,198,000	22,417,617
Wharf Holdings Ltd.	6,053,000	22,956,558
TOTAL HONG KONG		144,491,567
India - 0.6%
Satyam Computer Services Ltd.	1,962,312	33,360,422
State Bank of India	41,212	909,910
TOTAL INDIA		34,270,332
Italy - 6.1%
Banca Intesa Spa	7,293,200	41,507,424
Banca Popolare Italiana-Bpl	3,475,100	34,706,989
ENI Spa	3,653,742	110,799,741
FASTWEB Spa (a)	1,035,200	50,159,592
Lottomatica Spa New	1,718,802	68,681,719
Mediaset Spa	1,379,400	16,143,586
Unicredito Italiano Spa	4,751,800	33,927,317
TOTAL ITALY		355,926,368
Japan - 20.6%
Aeon Co. Ltd.	1,715,100	45,168,829
Ajinomoto Co., Inc.	3,346,000	34,734,747
Canon, Inc.	990,300	59,635,863
Citizen Watch Co. Ltd.	3,166,400	28,120,588
Credit Saison Co. Ltd.	298,300	13,373,033
FamilyMart Co. Ltd.	178,200	5,968,857
Fuji Television Network, Inc.	16,009	39,978,154
Fujitsu Ltd.	4,147,000	36,546,474
JAFCO Co. Ltd.	870,000	71,035,537
Marui Co. Ltd.	298,400	5,480,712
Matsushita Electric Industrial Co. Ltd.	3,352,900	72,992,630
Mitsubishi Estate Co. Ltd.	2,095,000	48,656,565
Mitsui & Co. Ltd.	1,368,000	19,669,444
Mitsui Fudosan Co. Ltd.	3,430,000	72,207,446
Mizuho Financial Group, Inc.	5,377	43,994,884
Nikko Cordial Corp.	2,773,000	44,054,136
Nippon Oil Corp.	13,900,000	110,294,890
Nitto Denko Corp.	685,100	57,982,125
ORIX Corp.	176,600	45,681,494
Sompo Japan Insurance, Inc.	4,536,000	64,485,193
Sumco Corp.	421,000	22,748,997
Sumitomo Electric Industries Ltd.	443,500	7,351,977
Sumitomo Mitsui Financial Group, Inc.	6,220	72,627,628
T&D Holdings, Inc.	1,558,000	111,143,436
Takefuji Corp.	241,210	14,514,127
Tokuyama Corp.	1,069,000	20,272,095
Yahoo! Japan Corp.	8,041	10,896,778
Yaskawa Electric Corp. (a)(d)	2,649,000	31,721,170
TOTAL JAPAN		1,211,337,809
Common Stocks - continued
	Shares	Value
Korea (South) - 4.6%
Doosan Heavy Industries & Construction Co. Ltd.	987,700	$ 35,860,433
Hyundai Engineering & Construction Co. Ltd. (a)	1,248,300	61,122,980
Industrial Bank of Korea	2,931,110	52,370,163
Kookmin Bank	204,770	16,341,156
Lotte Shopping Co. Ltd. GDR (a)(e)	295,700	6,112,119
NHN Corp. (a)	175,896	51,969,660
Shinhan Financial Group Co. Ltd.	85,302	3,648,044
Shinsegae Co. Ltd.	4,776	2,537,594
SK Telecom Co. Ltd. sponsored ADR (d)	1,603,800	37,256,274
TOTAL KOREA (SOUTH)		267,218,423
Luxembourg - 1.7%
Millicom International Cellular SA (a)	403,900	15,550,150
Millicom International Cellular SA unit (a)	2,176,700	84,278,219
TOTAL LUXEMBOURG		99,828,369
Netherlands - 2.7%
ING Groep NV (Certificaten Van Aandelen)	2,406,264	86,023,952
Reed Elsevier NV	2,687,000	37,781,963
VNU NV	1,112,639	37,279,883
TOTAL NETHERLANDS		161,085,798
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	79,200	10,094,040
Norway - 2.0%
Statoil ASA	4,222,200	116,160,170
Russia - 0.6%
OAO Gazprom sponsored ADR	376,400	32,106,920
Singapore - 0.2%
Singapore Petroleum Co. Ltd.	3,752,900	12,840,512
South Africa - 0.4%
FirstRand Ltd.	6,352,900	20,284,413
Steinhoff International Holdings Ltd.	1,495,100	5,195,628
TOTAL SOUTH AFRICA		25,480,041
Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA	5,633,400	114,019,988
Banco Santander Central Hispano SA	2,083,600	29,981,237
Gestevision Telecinco SA	665,923	16,428,713
TOTAL SPAIN		160,429,938
Sweden - 0.5%
OMX AB (a)	1,702,300	26,565,861
Switzerland - 9.2%
Credit Suisse Group (Reg.)	1,830,834	107,140,406
Novartis AG (Reg.)	2,730,638	150,621,992

	Shares	Value
Roche Holding AG (participation certificate)	990,400	$ 156,511,481
Swiss Reinsurance Co. (Reg.)	187,969	13,977,276
Syngenta AG sponsored ADR (d)	1,388,100	35,452,074
UBS AG (Reg.)	614,620	66,870,656
Zurich Financial Services AG	33,305	7,295,443
TOTAL SWITZERLAND		537,869,328
Taiwan - 1.7%
Advanced Semiconductor Engineering, Inc.	9,823,000	8,856,826
Formosa Petrochemical Corp.	13,524,000	25,604,809
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,526,648	52,016,502
Sunplus Technology Co. Ltd.	13,144,000	15,907,195
TOTAL TAIWAN		102,385,332
Thailand - 1.5%
Bangkok Bank Ltd. PCL (For. Reg.)	10,758,000	34,266,427
Thai Military Bank PCL (For.Reg.) (a)	79,165,700	10,086,357
Thai Oil PCL (For. Reg.)	26,716,800	45,980,622
TOTAL THAILAND		90,333,406
Turkey - 1.5%
Yapi ve Kredi Bankasi AS (a)	16,299,000	90,481,609
United Kingdom - 10.9%
BAE Systems PLC	4,817,200	35,735,056
BHP Billiton PLC	3,401,775	62,845,737
BP PLC	7,204,860	86,830,628
British American Tobacco PLC	1,517,000	34,739,294
British Land Co. PLC	3,184,800	65,097,743
GlaxoSmithKline PLC	4,535,200	116,191,792
ITV PLC	8,564,797	16,493,344
Prudential PLC	7,156,100	72,562,961
Reckitt Benckiser PLC	324,100	10,643,255
Rio Tinto PLC (Reg.)	666,938	34,182,234
Smiths Group PLC	1,766,700	31,177,280
Standard Chartered PLC (United Kingdom)	2,174,800	53,970,603
Xstrata PLC	751,600	21,085,417
TOTAL UNITED KINGDOM		641,555,344
United States of America - 1.3%
Baker Hughes, Inc.	113,400	8,781,696
BJ Services Co.	208,800	8,454,312
Diamond Offshore Drilling, Inc.	113,000	9,590,310
Forest Oil Corp. (a)	100,000	5,150,000
Halliburton Co.	254,000	20,205,700
Nabors Industries Ltd. (a)	97,600	7,930,000
Transocean, Inc. (a)	113,000	9,169,950
Weatherford International Ltd. (a)	195,200	8,741,056
TOTAL UNITED STATES OF AMERICA		78,023,024
TOTAL COMMON STOCKS (Cost $4,771,035,070)		5,644,298,647
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 4.46% (b)	267,382,737	$ 267,382,737
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	29,524,745	29,524,745
TOTAL MONEY MARKET FUNDS (Cost $296,907,482)		296,907,482
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $5,067,942,552)	5,941,206,129
NET OTHER ASSETS - (1.3)%	(74,028,951)
NET ASSETS - 100%	$ 5,867,177,178
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,112,119 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 2,050,999
Fidelity Securities Lending Cash Central Fund	80,442
Total	$ 2,131,441
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $5,074,460,801. Net unrealized appreciation aggregated $866,745,328, of which $921,847,423 related to appreciated investment securities and $55,102,095 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Southeast Asia Fund

January 31, 2006

1.813038.101

SEA-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
Australia - 1.7%
BHP Billiton Ltd.	330,000	$ 6,509,251
David Jones Ltd.	43,000	70,752
Energy Resources of Australia Ltd.	210,000	2,269,063
Paladin Resources Ltd. (a)	1,200,000	3,111,858
Rio Tinto Ltd. (d)	41,000	2,357,111
Seek Ltd.	2,100,000	6,114,528
TOTAL AUSTRALIA		20,432,563
Bermuda - 0.2%
FibreChem Technologies Ltd.	4,322,000	2,211,491
Cayman Islands - 4.5%
AAC Acoustic Technology Holdings, Inc.	12,196,000	9,049,784
Foxconn International Holdings Ltd.	7,150,000	12,470,207
International Entertainment Co. (a)	120,000	74,203
Kingboard Chemical Holdings Ltd.	6,720,500	21,311,132
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	175,000	108,767
New World China Land Ltd.	9,600,000	4,170,583
Suntech Power Holdings Co. Ltd. sponsored ADR	4,400	186,956
The9 Ltd. sponsored ADR (a)(d)	265,000	5,276,150
TOTAL CAYMAN ISLANDS		52,647,782
China - 9.9%
Angang New Steel Co. Ltd. (H Shares)	2,594,000	1,875,468
Anhui Conch Cement Co. Ltd. (H Shares)	2,400,000	3,439,970
Anhui Expressway Co. Ltd. (H Shares)	6,346,000	3,682,613
Beijing Capital Land Ltd. (H Shares)	7,832,000	3,203,814
Beijing Datang Power Generation Co. Ltd.	4,720,000	3,592,181
China Life Insurance Co. Ltd. (H Shares) (a)	9,200,000	9,043,873
China Mengniu Dairy Co. Ltd.	5,840,000	6,148,311
China Petroleum & Chemical Corp. (H Shares)	13,400,000	8,273,155
China Telecom Corp. Ltd. (H Shares)	13,400,000	5,098,707
Dongfang Electrical Machinery Co. Ltd. (H Shares)	3,700,000	4,528,913
Dongfeng Motor Group Co. Ltd. (H Shares)	2,000,000	634,213
Focus Media Holding Ltd. ADR (d)	153,400	8,374,106
Harbin Power Equipment Co. Ltd. (H Shares)	2,600,000	2,028,212
Li Ning Co. Ltd.	6,340,000	5,227,181
Parkson Retail Group Ltd.	205,500	516,110
PetroChina Co. Ltd. (H Shares)	11,800,000	11,802,358
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,110,000	2,414,638
Shanghai Electric (Group) Corp. (H Shares)	53,200,000	20,750,170
Shanghai Forte Land Co. Ltd. (H Shares)	16,000,000	7,153,919

	Shares	Value
Sina Corp. (a)	239,000	$ 5,561,530
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	2,400,000	3,196,432
TOTAL CHINA		116,545,874
Hong Kong - 11.5%
Cheung Kong Holdings Ltd.	1,076,000	11,362,174
China Mobile (Hong Kong) Ltd.	878,000	4,319,760
China Resources Enterprise Ltd.	2,480,000	5,190,397
China Unicom Ltd.	4,200,000	3,675,897
CNOOC Ltd.	8,520,000	7,334,867
Cross-Harbour Holdings Ltd.	2,500,000	1,886,783
Dynasty Fine Wines Group Ltd.	13,040,000	5,540,989
Esprit Holdings Ltd.	2,420,000	20,704,380
Guangnan Holdings Ltd. (a)	8,200,000	1,674,575
Hong Kong & China Gas Co. Ltd.	4,940,000	10,652,236
Hong Kong Exchanges & Clearing Ltd.	840,000	4,032,832
Hong Kong Land Holdings Ltd.	2,210,000	7,293,000
Hutchison Whampoa Ltd.	2,548,000	25,613,186
MTR Corp. Ltd.	1,400,000	2,894,547
PYI Corp. Ltd.	10,000,000	2,092,902
Shui On Construction & Materials Ltd.	400,000	821,940
Swire Pacific Ltd. (A Shares)	964,000	8,834,456
Techtronic Industries Co. Ltd.	3,840,000	7,549,668
Television Broadcasts Ltd.	603,000	3,220,063
YGM Trading Ltd.	1,370,000	1,642,167
TOTAL HONG KONG		136,336,819
Indonesia - 6.7%
PT Bakrie & Brothers Tbk (a)	347,576,000	4,822,311
PT Bank Rakyat Indonesia Tbk	14,600,000	5,297,779
PT Ciputra Development Tbk (a)	18,000,000	854,859
PT Citra Marga Nusaphala Persada Tbk	8,000,000	657,420
PT Energi Mega Persada Tbk (a)	84,480,000	7,483,316
PT Gadjah Tunggal Tbk (a)	17,000,000	1,143,014
PT Hexindo Adiperkasa Tbk	22,500,000	2,305,238
PT International Nickel Indonesia Tbk	638,000	990,708
PT Jakarta International Hotel & Development Tbk (a)	52,000,000	2,996,810
PT Medco Energi International Tbk	19,800,000	8,241,227
PT Mitra Adiperkasa Tbk	1,029,000	120,801
PT Pabrik Kertas Tjiwi Kimia Tbk (a)	10,700,000	3,340,194
PT Perusahaan Gas Negara Tbk Series B	31,200,000	27,637,247
PT Telkomunikasi Indonesia Tbk Series B	9,200,000	6,185,723
PT United Tractors Tbk	15,860,500	6,474,562
TOTAL INDONESIA		78,551,209
Korea (South) - 31.7%
AmorePacific Corp.	16,600	5,931,846
Amotech Co. Ltd.	150,000	2,453,458
Cheil Industries, Inc.	270,000	9,620,055
Daewoo International Corp.	68,530	2,787,979
Daishin Securities Co. Ltd.	141,720	3,639,450
Dongkuk Steel Mill Co. Ltd.	120,000	2,412,827
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Ecoplastic Corp.	189,467	$ 1,590,949
Hana Financial Group, Inc. (a)	83,830	4,130,934
Handsome Co. Ltd.	248,290	4,462,066
Hite Brewery Co. Ltd.	58,007	7,463,371
Hynix Semiconductor, Inc. (a)	309,000	12,007,566
Hyundai Department Store Co. Ltd.	115,310	13,094,266
Hyundai Mipo Dockyard Co. Ltd.	86,000	5,760,990
Hyundai Mobis	87,000	7,568,214
Hyundai Motor Co.	88,948	8,080,540
Ifeelnet Co. Ltd. (a)	186,620	3,227,409
Industrial Bank of Korea	74,020	1,322,516
Kook Soon Dang Brewery Co. Ltd.	100,000	1,692,938
Kookmin Bank	416,000	33,197,837
Korea Circuit Co. Ltd.	241,410	1,722,795
Korea Investment Holdings Co. Ltd.	277,590	11,452,141
Korean Air Co. Ltd.	144,000	4,485,609
Kyeryong Construction Industrial Co. Ltd.	15,960	507,131
LG Engineering & Construction Co. Ltd.	48,000	2,440,331
LG Investment & Securities Co. Ltd.	325,000	7,567,433
LG.Philips LCD Co. Ltd. sponsored ADR (a)(d)	123,000	2,810,550
Meritz Fire& Marine Insurance Co. Ltd.	60,000	3,462,970
NCsoft Corp. (a)	64,000	5,267,381
NEPES Corp. Ltd. (a)	143,898	2,705,949
NHN Corp. (a)	26,166	7,730,921
Nong Shim Co. Ltd.	16,000	4,934,003
POSCO	60,000	13,783,120
Samsung Corp.	258,000	6,639,026
Samsung Electronics Co. Ltd.	98,872	76,224,174
Samsung Electronics Co. Ltd. GDR	8,200	3,140,600
Samsung Engineering Co. Ltd.	310,000	9,268,966
Samsung Fire & Marine Insurance Co. Ltd.	60,500	8,004,732
Samsung SDI Co. Ltd.	75,000	7,563,526
Shinhan Financial Group Co. Ltd.	710,670	30,392,668
Shinsegae Co. Ltd.	27,000	14,345,696
Simm Tech Co. Ltd.	102,000	1,131,716
SSCP Co. Ltd.	145,000	2,885,287
The Basic House Co. Ltd.	75,759	1,464,083
Woori Finance Holdings Co. Ltd.	733,000	14,509,260
TOTAL KOREA (SOUTH)		374,885,279
Malaysia - 2.7%
Bintulu Port Holdings BHD	700,000	895,881
Bumiputra-Commerce Holdings BHD	3,150,000	4,661,379
Bursa Malaysia BHD	2,500,000	2,639,648
DRB-Hicom BHD	1,004,500	324,075
Malayan Banking BHD	800,000	2,303,693
Malaysian International Shipping Corp. BHD (For. Reg.)	920,000	2,416,211
Pantai Holdings BHD	364,900	184,858
PhileoAllied BHD	1,000,000	1,189,175
Public Bank BHD (For. Reg.)	3,570,625	6,378,666

	Shares	Value
RHB Capital BHD	3,850,000	$ 2,412,345
Telekom Malaysia BHD	3,300,000	8,490,868
TOTAL MALAYSIA		31,896,799
Philippines - 0.5%
Philippine Long Distance Telephone Co.	162,000	5,769,607
Singapore - 6.8%
Ascendas Real Estate Investment Trust (A-REIT)	600,000	806,362
Cosco Investment (Singapore) Ltd.	17,700,000	12,330,313
Global Voice Group Ltd. (a)	28,500,000	3,162,567
Hotel Properties Ltd.	1,840,000	1,814,931
Keppel Corp. Ltd.	1,594,000	12,873,066
Metro Holdings Ltd.	2,538,000	1,392,528
Overseas Union Enterprises Ltd.	190,000	1,288,453
Sembcorp Marine Ltd.	3,150,000	5,767,524
Singapore Airlines Ltd.	840,000	7,353,431
Singapore Airport Terminal Service Ltd.	804,000	1,169,743
Singapore Exchange Ltd.	4,450,000	8,669,009
Singapore Land Ltd.	790,000	2,922,138
Singapore Petroleum Co. Ltd.	2,900,000	9,922,323
Singapore Post Ltd.	7,999,000	5,769,576
The Ascott Group Ltd.	10,535,000	5,293,154
TOTAL SINGAPORE		80,535,118
Taiwan - 12.2%
Acer, Inc.	2,829,600	6,639,708
Asia Optical Co., Inc.	935,267	6,193,040
AV Tech Corp.	82,000	409,869
Behavior Techno Computer Corp. (a)	2,269,000	1,064,850
Catcher Technology Co. Ltd.	195,000	1,479,271
Cathay Financial Holding Co. Ltd.	2,750,000	5,259,576
Cheng Uei Precision Industries Co. Ltd.	1,150,000	3,862,916
Compeq Manufacturing Co. Ltd. (a)	15,200,000	7,499,858
EVA Airways Corp.	6,694,626	2,894,341
Far East Department Stores Co. Ltd.	11,400,000	6,467,712
Far EasTone Telecommunications Co. Ltd.	11,000,000	13,277,115
Forhouse Corp.	500,000	933,786
Foxconn Technology Co. Ltd.	1,162,300	5,977,771
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,720,188	18,799,161
Ichia Technologies, Inc.	2,197,000	1,878,507
Inventec Co. Ltd.	9,000,000	6,277,740
King Yuan Electronics Co. Ltd.	3,805,720	3,663,825
Les Enphants Co. Ltd.	1,753,059	1,073,477
Lite-On Technology Corp.	3,450,000	4,912,741
MediaTek, Inc.	629,000	6,459,852
Pan-International Industrial	1,350,000	2,299,909
Phoenix Precision Technology Corp.	6,950,000	18,318,915
Silitech Technology Corp.	1,413,000	7,108,166
Taiwan Cellular Co. Ltd.	3,500,000	3,251,374
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Green Point Enterprise Co. Ltd.	1,200,000	$ 3,228,552
Taiwan Semiconductor Manufacturing Co. Ltd.	2,541,637	5,187,861
TOTAL TAIWAN		144,419,893
Thailand - 2.8%
Advanced Info Service PCL (For. Reg.)	910,000	2,407,655
Airports of Thailand PCL (For. Reg.)	1,400,000	1,852,042
Bangkok Bank Ltd. PCL:
NVDR	1,519,300	4,449,016
(For. Reg.)	1,320,100	4,204,788
Bangkok Dusit Medical Service PCL Class F (For. Reg.)	3,900,000	2,474,441
Central Pattana PCL (For. Reg.)	5,216,600	2,197,592
Kasikornbank PCL:
(For. Reg.)	2,278,300	4,213,655
NVDR	3,240,400	5,618,469
PTT Exploration & Production PCL (For. Reg.)	86,000	1,263,601
Thai Airways International PCL (For. Reg.)	1,493,600	1,544,244
Thai Oil PCL (For. Reg.)	1,800,000	3,097,868
True Corp. PCL (a)	100	30
TOTAL THAILAND		33,323,401
United Kingdom - 0.6%
HSBC Holdings PLC (Hong Kong) (Reg.)	388,855	6,468,992
TOTAL COMMON STOCKS (Cost $789,846,777)		1,084,024,827
Nonconvertible Preferred Stocks - 3.9%

Korea (South) - 3.9%
Hyundai Motor Co.	105,000	6,027,380
Hyundai Motor Co. Series 2	400,000	22,794,759
Samsung Electronics Co. Ltd.	28,900	17,041,270
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $23,262,203)		45,863,409
Government Obligations - 0.1%
		Principal Amount	Value
Indonesia - 0.1%
Indonesian Republic 12.125% 2/15/06 (Cost $1,610,207)	IDR	$ 16,277,000,000	$ 1,734,916
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 4.46% (b)	45,890,824	45,890,824
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	15,687,950	15,687,950
TOTAL MONEY MARKET FUNDS (Cost $61,578,774)		61,578,774
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $876,297,961)	1,193,201,926
NET OTHER ASSETS - (1.0)%	(11,747,188)
NET ASSETS - 100%	$ 1,181,454,738
Currency Abbreviation
IDR	-	Indonesian rupiah
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 333,943
Fidelity Securities Lending Cash Central Fund	20,645
Total	$ 354,588
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $876,608,143. Net unrealized appreciation aggregated $316,593,783, of which $326,786,006 related to appreciated investment securities and $10,192,223 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pacific Basin Fund

January 31, 2006

1.813019.101

PAF-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 10.5%
ABC Learning Centres Ltd.	414,467	$ 2,316,167
Alumina Ltd.	627,900	3,575,550
AMP Ltd.	326,199	2,033,138
BHP Billiton Ltd.	1,020,630	20,131,929
Billabong International Ltd.	269,567	3,018,976
Bradken Ltd.	1,132,139	4,008,935
Cochlear Ltd.	52,300	1,830,146
Computershare Ltd.	1,858,600	9,709,963
ConnectEast Group unit	4,310,668	3,840,563
CSR Ltd.	2,423,300	7,790,861
Downer EDI Ltd.	824,355	4,619,246
Macquarie Airports unit	889,670	2,097,982
Macquarie Bank Ltd.	103,898	5,387,021
Macquarie Communications Infrastructure Group unit	539,300	2,355,404
Macquarie Infrastructure Group unit	2,574,713	6,891,535
Newcrest Mining Ltd.	297,354	5,907,279
PMP Ltd. (a)	1,041,700	1,196,652
QBE Insurance Group Ltd.	260,135	3,816,737
Seek Ltd.	2,098,200	6,109,287
Sonic Healthcare Ltd.	220,899	2,510,775
United Group Ltd.	482,294	4,534,673
WorleyParsons Ltd. (d)	503,400	5,481,256
Zinifex Ltd.	498,800	2,968,989
TOTAL AUSTRALIA		112,133,064
Bermuda - 0.3%
Asia Aluminum Holdings Ltd. (a)	9,088,000	853,031
Ports Design Ltd.	2,071,000	2,613,774
TOTAL BERMUDA		3,466,805
Cayman Islands - 2.2%
AAC Acoustic Technology Holdings, Inc.	1,164,000	863,722
Foxconn International Holdings Ltd.	1,890,000	3,296,320
FU JI Food & Catering Services Holdings Ltd.	1,060,000	2,205,031
Hutchison Telecommunications International Ltd. (a)	1,796,000	2,984,300
Kingboard Chemical Holdings Ltd.	2,359,400	7,481,807
KongZhong Corp. sponsored ADR (a)	204,800	2,740,224
Norstar Founders Group Ltd.	4,304,000	1,569,550
SinoCom Software Group Ltd.	3,576,000	2,630,816
TOTAL CAYMAN ISLANDS		23,771,770
China - 4.5%
Beijing Media Corp. Ltd. (H Shares)	887,000	1,473,872
China Life Insurance Co. Ltd. (H Shares) (a)	5,821,000	5,722,216
China Mengniu Dairy Co. Ltd.	3,206,000	3,375,255
China Sun Bio-chem Technology Group Co. Ltd. (a)	5,852,000	2,399,100
Chitaly Holdings Ltd.	2,700,000	1,275,719

	Shares	Value
Dongfeng Motor Group Co. Ltd. (H Shares)	6,992,000	$ 2,217,208
Global Bio-Chem Technology Group Co. Ltd.	4,982,000	2,685,700
Guangshen Railway Co. Ltd. Class H	6,834,000	2,578,855
Li Ning Co. Ltd.	3,044,000	2,509,706
Lingbao Gold Co. Ltd. (H Shares)	110,000	71,159
PetroChina Co. Ltd. (H Shares)	10,080,000	10,082,014
Shanghai Electric (Group) Corp. (H Shares)	6,406,000	2,498,601
Shenzhou International Group Holdings Ltd.	1,992,000	758,011
Tong Ren Tang Technologies Co. Ltd. (H Shares)	567,000	1,078,796
Vision Grande Group Holdings Ltd.	3,124,000	1,921,842
Weichai Power Co. Ltd. (H Shares)	1,877,000	3,130,797
Xinao Gas Holdings Ltd.	2,442,000	1,858,497
Yantai Changyu Pioneer Wine Co. (B Shares)	1,135,700	2,490,220
TOTAL CHINA		48,127,568
Hong Kong - 5.1%
China Overseas Land & Investment Ltd.	6,722,000	3,431,858
China State Construction International Holdings Ltd. (a)	8,564,000	2,742,856
CNOOC Ltd.	4,853,000	4,177,947
Esprit Holdings Ltd.	1,915,000	16,383,838
Guangzhou Investment Co. Ltd.	23,638,000	3,567,982
Hanny Holdings Ltd.	2,670,759	1,566,792
Hong Kong & China Gas Co. Ltd.	1,165,000	2,512,116
Hutchison Whampoa Ltd.	399,000	4,010,856
PYI Corp. Ltd.	14,648,000	3,065,683
Shanghai Industrial Holdings Ltd. Class H	692,000	1,470,232
Shun Tak Holdings Ltd.	3,890,000	4,194,048
Solomon Systech Ltd.	5,296,000	2,435,123
Television Broadcasts Ltd.	419,000	2,237,490
Wharf Holdings Ltd.	660,000	2,503,111
TOTAL HONG KONG		54,299,932
India - 4.0%
Bajaj Auto Ltd.	30,383	1,490,375
Cipla Ltd.	161,176	1,622,768
Crompton Greaves Ltd.	83,173	1,716,195
Financial Technology (India) Ltd.	342,995	10,119,231
Geodesic Information Systems Ltd.	748,445	3,322,636
Indian Hotels Co. Ltd.	62,127	1,849,030
IVRCL Infrastructures & Projects Ltd.	120,891	2,677,629
Max India Ltd. (a)	218,465	3,621,272
Pfizer Ltd.	85,600	2,093,376
Praj Industries Ltd.	761,014	1,847,744
Punj Lloyd Ltd.	110,526	2,840,839
Shree Renuka Sugars Ltd.	120,690	2,196,737
Common Stocks - continued
	Shares	Value
India - continued
State Bank of India	208,783	$ 4,609,672
Suzlon Energy Ltd.	104,027	2,764,620
TOTAL INDIA		42,772,124
Indonesia - 1.6%
PT Mitra Adiperkasa Tbk	29,415,000	3,453,215
PT Perusahaan Gas Negara Tbk Series B	9,588,000	8,493,139
PT Semen Gresik Tbk	559,500	1,164,386
PT Telkomunikasi Indonesia Tbk Series B	5,140,000	3,455,937
TOTAL INDONESIA		16,566,677
Japan - 48.8%
Access Co. Ltd. (a)(d)	301	7,131,850
Aeon Co. Ltd.	188,100	4,953,797
Aida Engineering Ltd.	391,000	3,292,491
Aisin Seiki Co. Ltd.	101,200	3,743,356
Aplix Corp. (a)	158	1,629,421
Aruze Corp. (d)	105,900	2,152,659
Asahi Breweries Ltd.	184,700	2,317,211
Asics Corp. (d)	447,000	4,423,140
Astellas Pharma, Inc.	122,800	5,076,110
Bandai Visual Co. Ltd.	710	3,630,785
Canon Fintech, Inc.	13,000	282,536
Casio Computer Co. Ltd.	153,000	2,686,269
Commuture Corp. (d)	234,000	2,502,940
Cosmo Oil Co. Ltd.	393,000	2,053,260
Credit Saison Co. Ltd.	136,900	6,137,339
CyberAgent, Inc. (d)	1,060	2,240,518
Daiei, Inc. (a)	130,200	4,039,274
Daikin Industries Ltd.	93,500	3,068,056
Dip Corp. (a)(d)	481	746,118
eAccess Ltd. (d)	2,456	1,848,332
East Japan Railway Co.	698	4,848,461
Eisai Co. Ltd.	61,900	2,643,135
Fuji Television Network, Inc.	1,374	3,431,194
Fujitsu Ltd.	806,000	7,103,076
Hamakyorex Co. Ltd. (d)	173,200	8,281,360
Hamamatsu Photonics KK (d)	123,700	3,626,762
Hikari Tsushin, Inc.	34,900	2,816,867
Hitachi Koki Co. Ltd.	144,000	2,565,073
Hitachi Metals Ltd.	165,000	1,932,242
Hokuhoku Financial Group, Inc.	887,000	4,195,730
Horiba Ltd.	131,000	3,784,965
Hoya Corp.	117,600	4,710,815
Index Corp. (d)	2,041	4,209,682
Intelligent Wave, Inc. (d)	1,465	4,582,417
Ise Chemical Corp.	599,000	4,007,628
JAFCO Co. Ltd.	37,300	3,045,547
Japan Logistics Fund, Inc. (d)	505	3,486,321
Japan Tobacco, Inc.	315	4,886,218
Jeans Mate Corp.	189,500	3,561,301
JSR Corp.	223,700	6,653,993
Kamigumi Co. Ltd.	236,000	2,081,820

	Shares	Value
Kansai Urban Banking Corp.	637,600	$ 3,363,798
Keihanshin Real Estate Co. Ltd.	87,000	729,634
KOEI Co. Ltd. (d)	79,570	2,027,736
Konica Minolta Holdings, Inc. (a)	397,500	4,455,062
Kuraray Co. Ltd.	447,000	5,268,908
Kurita Water Industries Ltd. (d)	125,600	2,938,481
livedoor MARKETING Co. Ltd. (a)	15,063	32,095
Matsushita Electric Industrial Co. Ltd.	519,000	11,298,629
Miraca Holdings, Inc.	114,500	2,547,047
Mitsubishi Corp.	378,400	8,836,751
Mitsubishi Estate Co. Ltd.	381,000	8,848,759
Mitsui & Co. Ltd.	725,000	10,424,230
Mizuho Financial Group, Inc.	2,035	16,650,472
Nabtesco Corp.	288,000	3,691,741
NEC Corp.	840,000	5,441,063
Nidec Corp.	39,000	3,573,255
Nikko Cordial Corp.	457,000	7,260,274
Nintendo Co. Ltd.	63,600	8,721,759
Nippon Chemi-con Corp.	439,000	3,071,840
Nippon Electric Glass Co. Ltd.	580,000	15,274,865
Nippon Mining Holdings, Inc.	464,500	3,812,439
Nishi-Nippon City Bank Ltd.	427,000	2,529,319
Nissin Co. Ltd.	2,174,700	4,448,376
Nitto Denko Corp.	82,300	6,965,303
Nittoku Engineering Co. Ltd.	140,500	1,844,115
NOK Corp.	150,500	4,617,745
Organo Corp.	36,000	341,191
Oricon, Inc.	584	1,035,302
ORIX Corp.	36,730	9,501,027
Parco Co. Ltd.	368,600	4,690,359
SBI Holdings, Inc. (d)	5,193	3,275,224
SFCG Co. Ltd.	20,530	4,687,622
Showa Denko KK	1,444,000	6,338,191
Sompo Japan Insurance, Inc.	634,000	9,013,142
Sony Corp.	271,700	13,286,129
St. Marc Holdings Co. Ltd. (a)	29,700	1,921,273
Stanley Electric Co. Ltd.	583,300	12,180,047
Sumitomo Electric Industries Ltd.	487,000	8,073,084
Sumitomo Forestry Co. Ltd.	465,000	5,033,239
Sumitomo Heavy Industries Ltd.	591,000	5,268,780
Sumitomo Mitsui Financial Group, Inc.	1,975	23,061,023
Sumitomo Realty & Development Co. Ltd.	400,000	9,068,439
Sysmex Corp.	53,200	2,076,673
T&D Holdings, Inc.	142,250	10,147,724
Takara Holdings, Inc. (d)	280,000	1,687,207
Takeda Pharamaceutical Co. Ltd.	82,700	4,680,201
Teijin Ltd.	692,000	4,718,316
Telewave, Inc.	452	3,833,120
Terumo Corp.	101,500	2,898,023
The Sumitomo Warehouse Co. Ltd. (d)	241,000	1,992,414
Toc Co. Ltd.	285,000	1,858,220
Tokuyama Corp.	92,000	1,744,652
Tokyo Tomin Bank Ltd. (d)	68,200	2,929,583
Toshiba Corp.	854,000	5,466,240
Common Stocks - continued
	Shares	Value
Japan - continued
Toyota Motor Corp.	516,100	$ 26,762,360
Trend Micro, Inc.	146,500	4,882,084
Tsutsumi Jewelry Co. Ltd.	76,200	3,084,889
Uni-Charm Corp.	38,000	1,794,255
UNY Co. Ltd.	35,000	547,984
Urban Corp. (d)	53,300	4,960,675
Usen Corp.	65,890	1,797,051
USS Co. Ltd.	33,060	2,104,817
Valor Co. Ltd.	47,500	1,918,946
Yahoo! Japan Corp.	4,035	5,468,039
Yaskawa Electric Corp. (a)	325,000	3,891,801
Yokogawa Electric Corp.	224,000	4,247,848
TOTAL JAPAN		521,350,959
Korea (South) - 13.1%
3Soft, Inc. (a)	179,192	1,850,035
Binggrea Co. Ltd.	38,230	1,899,811
CDNetworks Co. Ltd.	159,717	4,775,521
Cheil Industries, Inc.	70,790	2,522,236
China Lotsynergy Holding Ltd. (a)	5,134,000	2,197,832
Core Logic, Inc.	54,100	2,282,653
Daewoo International Corp.	34,930	1,421,043
Doosan Heavy Industries & Construction Co. Ltd.	127,390	4,625,150
Hyundai Engineering & Construction Co. Ltd. (a)	120,890	5,919,376
Hyundai Motor Co.	126,260	11,470,173
Keangnam Enterprises (a)	110,650	1,244,981
KH Vatec Co. Ltd.	63,933	2,031,480
Kia Motors Corp.	127,720	2,993,844
kiwoom.com Securities Co. Ltd.	84,549	3,395,631
Kookmin Bank	76,020	6,066,586
Korea Investment Holdings Co. Ltd.	59,080	2,437,381
Kyeryong Construction Industrial Co. Ltd.	14,410	457,880
LG Electronics, Inc.	52,340	4,553,107
LG Household & Health Care Ltd.	51,550	3,329,723
Lotte Shopping Co. Ltd. GDR (a)	50,212	1,037,882
NHN Corp. (a)	51,072	15,089,567
Orion Corp.	36,820	9,935,077
Phoenix PDE Co. Ltd.	708,094	3,577,835
S1 Corp.	34,900	1,448,910
Samsung Electronics Co. Ltd.	26,100	20,121,480
SFA Engineering Corp.	158,200	4,194,517
Shinhan Financial Group Co. Ltd.	57,802	2,471,973
S.M. Entertainment Co. Ltd.	269,538	3,004,633
TSM Tech Co. Ltd.	195,659	3,444,881
Woongjin Coway Co. Ltd.	124,340	3,478,106
Woori Finance Holdings Co. Ltd.	133,280	2,638,191
YBM Sisa.com, Inc.	84,878	1,688,948
Yedang Entertainment Co. Ltd. (a)	208,825	2,512,767
TOTAL KOREA (SOUTH)		140,119,210

	Shares	Value
Malaysia - 0.9%
Bumiputra-Commerce Holdings BHD	1,191,700	$ 1,763,481
IOI Corp. BHD	1,051,600	3,532,905
PhileoAllied BHD	1,770,900	2,105,910
Southern Bank BHD (For. Reg.)	1,733,400	1,885,688
Tenaga Nasional BHD	271,300	766,772
TOTAL MALAYSIA		10,054,756
Philippines - 0.5%
Philippine Long Distance Telephone Co.	92,000	3,276,567
Philippine Long Distance Telephone Co. sponsored ADR	66,700	2,387,193
TOTAL PHILIPPINES		5,663,760
Singapore - 2.7%
Ascendas Real Estate Investment Trust (A-REIT)	1,444,550	1,941,384
CapitaLand Ltd.	1,113,000	2,717,144
Citiraya Industries Ltd. (a)	1,791,000	11
GES International Ltd.	2,930,000	1,824,364
HTL International Holdings Ltd.	3,177,000	2,820,344
Keppel Corp. Ltd.	766,000	6,186,178
Mapletree Logistics Trust (REIT)	4,083,000	2,668,134
Osim International Ltd.	1,721,000	1,591,456
Pertama Holdings Ltd.	10,288,000	2,251,550
Raffles Education Corp. Ltd.	4,076,000	4,573,282
Singapore Exchange Ltd.	949,000	1,848,739
TOTAL SINGAPORE		28,422,586
Taiwan - 2.7%
Asia Optical Co., Inc.	267,045	1,768,287
Chipbond Technology Corp.	1,431,231	2,116,258
Formosa Petrochemical Corp.	664,694	1,258,456
Holtek Semiconductor, Inc.	1,098,258	1,743,943
Hon Hai Precision Industry Co. Ltd. (Foxconn)	901,071	6,227,282
MediaTek, Inc.	286,400	2,941,338
Opto Technology Corp. (a)	6,446,000	2,341,369
Phoenix Precision Technology Corp.	1,358,000	3,579,437
Pihsiang Machinery Manufacturing Co.	261,000	394,312
Springsoft, Inc.	1,049,981	1,674,034
Taiwan Secom Co.	1,430,260	2,238,953
Tong Yang Industry Co. Ltd.	2,032,000	2,462,443
TOTAL TAIWAN		28,746,112
Thailand - 2.1%
AAPICO Hitech PCL (For. Reg.)	11,800	7,805
ACL Bank PCL (For. Reg.) (a)	16,737,600	2,450,663
Advanced Info Service PCL (For. Reg.)	712,400	1,884,850
Bangkok Bank Ltd. PCL (For. Reg.)	1,022,700	3,257,508
Bumrungrad Hospital PCL (For. Reg.)	1,252,400	1,037,501
Khon Kaen Sugar Industry PCL (For. Reg.) (a)	8,372,100	2,172,058
Loxley PCL (For. Reg.)	18,896,700	1,572,703
Common Stocks - continued
	Shares	Value
Thailand - continued
Sino Thai Engineering & Construction PCL (For. Reg.)	10,787,100	$ 3,463,621
Thai Oil PCL (For. Reg.)	992,000	1,707,269
Total Access Communication PCL (a)	172,000	584,800
True Corp. PCL (a)	15,072,700	4,452,506
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	206,113	0
TOTAL THAILAND		22,591,284
United States of America - 0.2%
ResMed, Inc. CHESS Depositary Interests (a)	414,302	1,661,824
TOTAL COMMON STOCKS (Cost $817,201,564)		1,059,748,431
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 4.46% (b)	26,833,147	26,833,147
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	31,298,877	31,298,877
TOTAL MONEY MARKET FUNDS (Cost $58,132,024)		58,132,024
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $875,333,588)	1,117,880,455
NET OTHER ASSETS - (4.7)%	(49,734,808)
NET ASSETS - 100%	$ 1,068,145,647
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 274,828
Fidelity Securities Lending Cash Central Fund	176,368
Total	$ 451,196
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $883,728,427. Net unrealized appreciation aggregated $234,152,028, of which $253,673,233 related to appreciated investment securities and $19,521,205 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Worldwide Fund

January 31, 2006

1.813085.101

WLD-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 2.0%
ABC Learning Centres Ltd.	227,500	$ 1,271,339
AMP Ltd.	91,900	572,796
Babcock & Brown Japan Property Trust	886,700	1,129,532
BHP Billiton Ltd.	298,200	5,881,996
Billabong International Ltd.	121,700	1,362,961
Caltex Australia Ltd.	35,800	525,263
Commonwealth Bank of Australia	31,700	1,073,231
Computershare Ltd.	188,400	984,266
CSL Ltd.	35,400	1,167,629
Downer EDI Ltd.	331,800	1,859,231
Macquarie Airports unit	261,800	617,366
Macquarie Bank Ltd.	48,400	2,509,498
Macquarie Communications Infrastructure Group unit	214,700	937,707
Macquarie Infrastructure Group unit	214,600	574,403
QBE Insurance Group Ltd.	128,700	1,888,304
Seek Ltd.	263,000	765,772
Transurban Group unit	120,700	655,289
Westfield Group unit	88,900	1,193,803
Zinifex Ltd.	288,100	1,714,847
TOTAL AUSTRALIA		26,685,233
Austria - 0.5%
Erste Bank der Oesterreichischen Sparkassen AG	25,100	1,400,135
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	4,600	2,057,260
OMV AG	32,100	2,268,497
Telekom Austria AG	62,200	1,505,786
TOTAL AUSTRIA		7,231,678
Bermuda - 1.4%
ACE Ltd.	135,000	7,391,250
Aspen Insurance Holdings Ltd.	55,000	1,274,900
Endurance Specialty Holdings Ltd.	42,900	1,412,697
Lazard Ltd. Class A	28,600	1,025,596
Marvell Technology Group Ltd. (a)	50,800	3,475,736
PartnerRe Ltd.	40,000	2,471,200
Platinum Underwriters Holdings Ltd.	24,600	753,990
Ports Design Ltd.	248,000	312,997
TOTAL BERMUDA		18,118,366
Brazil - 0.5%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	53,600	2,140,784
Banco Itau Holding Financeira SA (PN)	50,200	1,508,043
Banco Nossa Caixa SA	41,700	1,001,026
Uniao de Bancos Brasileiros SA (Unibanco) GDR	20,100	1,692,822
TOTAL BRAZIL		6,342,675
British Virgin Islands - 0.3%
UTI Worldwide, Inc.	34,900	3,655,077

	Shares	Value
Canada - 0.3%
Ultra Petroleum Corp. (a)	59,100	$ 4,065,489
Cayman Islands - 0.7%
Foxconn International Holdings Ltd.	562,000	980,176
GlobalSantaFe Corp.	27,200	1,660,560
Seagate Technology	141,300	3,685,104
Suntech Power Holdings Co. Ltd. sponsored ADR	55,800	2,370,942
TOTAL CAYMAN ISLANDS		8,696,782
China - 0.4%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR	30,300	460,863
Focus Media Holding Ltd. ADR	75,100	4,099,709
Li Ning Co. Ltd.	924,000	761,816
Xinao Gas Holdings Ltd.	708,000	538,827
TOTAL CHINA		5,861,215
Finland - 0.9%
Citycon Oyj	76,000	329,735
Elisa Corp. (A Shares)	74,750	1,474,393
Fortum Oyj	65,000	1,452,709
Metso Corp.	48,600	1,591,763
Neste Oil Oyj	23,000	743,521
Nokia Corp. sponsored ADR	236,000	4,337,680
Sampo Oyj (A Shares)	83,900	1,635,497
TOTAL FINLAND		11,565,298
France - 4.6%
Accor SA	31,600	1,894,444
Alstom SA (a)	24,900	1,892,824
April Group	34,600	1,618,901
AXA SA	113,140	3,832,052
BNP Paribas SA	45,520	4,060,521
Compagnie Generale de Geophysique SA (a)	25,500	3,315,946
Eiffage SA	8,500	877,021
Financiere Marc de Lacharriere SA (Fimalac)	12,500	921,349
Groupe Danone	9,700	1,057,420
Lagardere S.C.A. (Reg.)	28,700	2,288,070
Louis Vuitton Moet Hennessy (LVMH)	13,500	1,218,186
Neopost SA	31,100	3,127,605
Nexity	40,100	2,317,767
Orpea (a)	30,100	1,691,850
Pernod Ricard SA	19,200	3,570,065
Sanofi-Aventis sponsored ADR	112,700	5,184,200
Societe Generale Series A	33,900	4,478,295
Suez SA (France)	69,300	2,563,666
Total SA Series B	39,624	10,962,376
Vinci SA	11,100	1,032,646
Vivendi Universal SA sponsored ADR	87,000	2,723,970
TOTAL FRANCE		60,629,174
Common Stocks - continued
	Shares	Value
Germany - 4.9%
Allianz AG (Reg.)	43,000	$ 6,944,500
Bayer AG	101,000	4,222,810
CeWe Color Holding AG	10,700	461,632
Continental AG	12,300	1,197,350
DaimlerChrysler AG	49,100	2,814,412
Deutsche Boerse AG	20,600	2,606,162
Deutsche Post AG	81,800	2,305,354
Deutsche Postbank AG	28,700	1,914,514
E.ON AG	59,700	6,685,803
ESCADA AG (a)	17,700	567,025
GFK AG	32,877	1,358,085
Heidelberger Druckmaschinen AG	45,300	2,003,932
Hypo Real Estate Holding AG	43,000	2,806,249
K&S AG	1,800	123,137
KarstadtQuelle AG (a)(d)	49,000	1,054,030
Linde AG	18,900	1,538,016
Merck KGaA	21,700	2,262,982
MPC Muenchmeyer Petersen Capital AG	6,600	583,687
MTU Aero Engines Holding AG	22,300	762,899
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	30,700	4,168,614
Pfleiderer AG (a)	114,600	2,654,551
Q-Cells AG	30,700	3,156,401
RWE AG	31,600	2,604,524
SAP AG	3,200	657,536
SAP AG sponsored ADR	29,800	1,530,826
SGL Carbon AG (a)	76,200	1,389,088
Siemens AG sponsored ADR	43,000	3,938,800
SolarWorld AG	10,800	2,262,135
United Internet AG	22,000	989,522
TOTAL GERMANY		65,564,576
Greece - 0.3%
Cosmote Mobile Telecommunications SA	63,000	1,454,714
EFG Eurobank Ergasias SA	37,600	1,398,276
Greek Organization of Football Prognostics SA	43,300	1,628,140
TOTAL GREECE		4,481,130
Hong Kong - 0.8%
Chaoda Modern Agriculture (Holdings) Ltd.	1,656,000	1,002,995
CNOOC Ltd.	1,743,000	1,500,549
Esprit Holdings Ltd.	429,500	3,674,600
Hutchison Whampoa Ltd.	277,000	2,784,479
Li & Fung Ltd.	548,000	1,000,940
Wharf Holdings Ltd.	198,000	750,933
TOTAL HONG KONG		10,714,496
India - 0.4%
Cipla Ltd.	67,209	676,680
Infosys Technologies Ltd.	36,740	2,409,157

	Shares	Value
Pfizer Ltd.	28,734	$ 702,699
State Bank of India	86,949	1,919,727
TOTAL INDIA		5,708,263
Ireland - 0.6%
Allied Irish Banks PLC	96,100	2,155,042
C&C Group PLC	249,600	1,704,764
Independent News & Media PLC (Ireland)	132,100	430,250
Paddy Power PLC (Ireland)	81,900	1,269,047
Ryanair Holdings PLC sponsored ADR (a)	45,700	2,501,618
TOTAL IRELAND		8,060,721
Israel - 0.6%
Bank Hapoalim BM (Reg.)	301,100	1,383,047
Bank Leumi le-Israel BM	233,500	876,758
Teva Pharmaceutical Industries Ltd.	49,600	2,118,740
Teva Pharmaceutical Industries Ltd. sponsored ADR	77,000	3,282,510
TOTAL ISRAEL		7,661,055
Italy - 1.2%
ENI Spa	127,451	3,864,952
FASTWEB Spa (a)	27,700	1,342,176
Geox Spa	105,500	1,198,161
Lottomatica Spa New	29,900	1,194,776
Mediobanca Spa	51,500	987,388
Pirelli & C. Real Estate Spa	24,900	1,429,831
Unicredito Italiano Spa	774,500	5,529,843
TOTAL ITALY		15,547,127
Japan - 11.2%
Aeon Co. Ltd.	172,800	4,550,856
Aeon Fantasy Co. Ltd. (d)	2,600	114,344
Asics Corp.	151,000	1,494,170
Astellas Pharma, Inc.	41,800	1,727,862
Canon, Inc.	69,800	4,203,356
Chiyoda Corp.	61,000	1,570,101
Credit Saison Co. Ltd.	45,000	2,017,387
Daikin Industries Ltd.	46,000	1,509,418
Daiwa Securities Group, Inc.	124,000	1,455,280
Don Quijote Co. Ltd.	11,200	931,663
FamilyMart Co. Ltd.	37,000	1,239,325
Fanuc Ltd.	30,200	2,658,877
Fast Retailing Co. Ltd.	18,000	1,627,717
Fujitsu Ltd.	208,000	1,833,052
Fullcast Co. Ltd.	175	714,438
Hokuhoku Financial Group, Inc.	383,000	1,811,685
Hoya Corp.	92,200	3,693,343
Ibiden Co. Ltd.	43,900	2,461,962
JAFCO Co. Ltd.	15,300	1,249,246
JGC Corp.	79,000	1,676,553
JSR Corp.	81,700	2,430,180
JTEKT Corp.	79,500	1,514,382
Kansai Urban Banking Corp.	169,000	891,596
Common Stocks - continued
	Shares	Value
Japan - continued
Kose Corp.	21,700	$ 939,538
Kurita Water Industries Ltd.	8,900	208,220
Marui Co. Ltd.	111,400	2,046,084
Matsushita Electric Industrial Co. Ltd.	240,000	5,224,800
Mitsubishi Estate Co. Ltd.	95,000	2,206,384
Mitsubishi UFJ Financial Group, Inc.	148	2,138,600
Mitsui & Co. Ltd.	248,000	3,565,806
Mitsui Fudosan Co. Ltd.	160,000	3,368,277
Mizuho Financial Group, Inc.	569	4,655,587
Nidec Corp.	16,900	1,548,410
Nikko Cordial Corp.	253,000	4,019,364
Nintendo Co. Ltd.	12,000	1,645,615
Nippon Electric Glass Co. Ltd.	114,000	3,002,301
Nippon Oil Corp.	186,000	1,475,888
Nishi-Nippon City Bank Ltd.	140,000	829,285
Nishimatsuya Chain Co. Ltd.	18,600	412,171
Nissan Motor Co. Ltd.	147,900	1,652,782
Nitto Denko Corp.	40,900	3,461,493
Nomura Holdings, Inc.	114,000	2,224,140
OMC Card, Inc.	91,300	1,863,662
ORIX Corp.	19,750	5,108,774
Seiyu Ltd. (a)	377,000	1,192,082
Seven & I Holdings Co. Ltd. (a)	56,900	2,405,386
SHIMIZU Corp.	268,000	2,115,128
Shin-Etsu Chemical Co. Ltd.	22,000	1,250,660
Sompo Japan Insurance, Inc.	208,000	2,956,993
Sony Corp. sponsored ADR	69,700	3,408,330
Sugi Pharmacy Co. Ltd.	33,000	1,937,867
Sumco Corp.	57,400	3,101,645
Sumitomo Electric Industries Ltd.	204,400	3,388,375
Sumitomo Mitsui Financial Group, Inc.	481	5,616,381
T&D Holdings, Inc.	43,300	3,088,903
Takeda Pharamaceutical Co. Ltd.	25,800	1,460,087
Teijin Ltd.	251,000	1,711,412
The Daimaru, Inc.	140,000	2,176,425
The Sumitomo Warehouse Co. Ltd.	44,000	363,760
TIS, Inc.	12,200	392,005
Token Corp.	10,300	705,804
Tokuyama Corp.	183,000	3,470,340
Tokyo Tomin Bank Ltd.	1,300	55,843
Toyota Motor Corp.	155,700	8,073,823
Urban Corp.	17,200	1,600,818
Valor Co. Ltd.	9,700	391,869
Yahoo! Japan Corp.	1,010	1,368,704
Yamada Denki Co. Ltd.	21,300	2,744,873
TOTAL JAPAN		149,951,487
Korea (South) - 1.4%
Daegu Bank Co. Ltd.	55,170	870,770
Hyundai Department Store Co. Ltd.	8,600	976,591
Hyundai Engineering & Construction Co. Ltd. (a)	12,300	602,269
Hyundai Mobis	9,170	797,707

	Shares	Value
Hyundai Motor Co.	20,851	$ 1,894,223
LG Card Co. Ltd. (a)	25,430	1,422,684
LG Household & Health Care Ltd.	23,370	1,509,517
Lotte Shopping Co. Ltd. GDR (a)(e)	65,300	1,349,751
NHN Corp. (a)	7,607	2,247,539
Samsung Electronics Co. Ltd.	3,638	2,804,672
Shinhan Financial Group Co. Ltd.	72,876	3,116,631
Shinsegae Co. Ltd.	1,964	1,043,517
TOTAL KOREA (SOUTH)		18,635,871
Luxembourg - 0.2%
SES Global unit	129,830	2,390,403
Stolt-Nielsen SA Class B sponsored ADR	25,700	854,268
TOTAL LUXEMBOURG		3,244,671
Mexico - 0.2%
America Movil SA de CV Series L sponsored ADR	45,500	1,534,715
Urbi, Desarrollos Urbanos, SA de CV (a)	146,400	1,079,154
TOTAL MEXICO		2,613,869
Netherlands - 1.2%
ASML Holding NV (NY Shares) (a)	44,300	1,000,737
EADS NV	60,400	2,367,283
ING Groep NV (Certificaten Van Aandelen)	141,000	5,040,751
Koninklijke Numico NV (a)	30,100	1,368,112
Koninklijke Philips Electronics NV	67,800	2,282,826
Randstad Holdings NV	26,100	1,322,696
Tele Atlas NV (Netherlands) (a)	17,400	477,905
Unilever NV (NY Shares)	13,300	933,660
VNU NV	47,355	1,586,668
TOTAL NETHERLANDS		16,380,638
Norway - 0.5%
DnB NOR ASA	120,600	1,350,737
Schibsted ASA (B Shares)	18,600	545,274
Statoil ASA	61,800	1,700,227
TANDBERG Television ASA (a)	66,800	961,574
Telenor ASA	146,500	1,470,132
Yara International ASA	38,400	568,637
TOTAL NORWAY		6,596,581
Poland - 0.1%
TVN SA (a)	58,700	1,513,069
Portugal - 0.1%
Energias de Portugal SA	462,000	1,521,580
Russia - 0.0%
Novatek JSC GDR (e)	8,800	255,112
Singapore - 0.2%
Ascendas Real Estate Investment Trust (A-REIT)	609,000	818,458
Keppel Corp. Ltd.	153,000	1,235,620
TOTAL SINGAPORE		2,054,078
Common Stocks - continued
	Shares	Value
South Africa - 1.1%
African Bank Investments Ltd.	358,300	$ 1,677,319
FirstRand Ltd.	875,300	2,794,778
Foschini Ltd.	168,000	1,607,854
JD Group Ltd.	109,400	1,552,477
MTN Group Ltd.	249,800	2,600,946
Nedbank Group Ltd.	53,100	937,536
Standard Bank Group Ltd.	68,700	929,452
Steinhoff International Holdings Ltd.	421,400	1,464,409
Telkom SA Ltd.	64,500	1,585,826
TOTAL SOUTH AFRICA		15,150,597
Spain - 0.6%
Altadis SA (Spain)	40,500	1,683,804
Banco Bilbao Vizcaya Argentaria SA	188,400	3,813,215
Banco Santander Central Hispano SA	100,000	1,438,915
Gestevision Telecinco SA	31,000	764,788
TOTAL SPAIN		7,700,722
Sweden - 0.6%
Atlas Copco AB (B Shares)	74,800	1,585,977
Eniro AB	126,600	1,650,587
Gambro AB (A Shares)	72,200	846,246
Hennes & Mauritz AB (H&M) (B Shares)	14,950	550,291
Modern Times Group AB (MTG) (B Shares) (a)	21,150	1,030,580
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	44,600	1,627,008
TOTAL SWEDEN		7,290,689
Switzerland - 4.3%
ABB Ltd.:
(Reg.) (a)	133,671	1,453,571
sponsored ADR (a)	62,000	677,040
Actelion Ltd. (Reg.) (a)	8,149	728,676
Alcon, Inc.	26,200	3,351,504
Compagnie Financiere Richemont unit	74,712	3,398,790
Credit Suisse Group sponsored ADR	23,000	1,345,960
Credit Suisse Group (Reg.)	82,043	4,801,156
Lindt & Spruengli AG (participation certificate)	955	1,805,030
Nestle SA (Reg.)	21,748	6,380,207
Nobel Biocare Holding AG (Switzerland)	8,577	1,945,887
Novartis AG sponsored ADR	162,000	8,935,920
Pargesa Holding SA	15,252	1,491,492
Roche Holding AG (participation certificate)	56,047	8,857,026
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	1,369	1,284,124
Syngenta AG sponsored ADR	59,600	1,522,184
The Swatch Group AG (Reg.)	40,966	1,341,230
UBS AG (NY Shares)	57,420	6,247,296
Zurich Financial Services AG	7,144	1,564,890
TOTAL SWITZERLAND		57,131,983

	Shares	Value
Taiwan - 0.5%
Advanced Semiconductor Engineering, Inc.	745,000	$ 671,723
Hon Hai Precision Industry Co. Ltd. (Foxconn)	278,512	1,924,790
MediaTek, Inc.	76,000	780,523
Phoenix Precision Technology Corp.	608,100	1,602,839
Powertech Technology, Inc.	287,000	1,088,592
TOTAL TAIWAN		6,068,467
Thailand - 0.1%
Kasikornbank PCL (For. Reg.)	658,200	1,217,323
Turkey - 0.3%
Finansbank AS	449,500	2,546,261
Tupras-Turkiye Petrol Rafinerileri AS	97,700	2,029,267
TOTAL TURKEY		4,575,528
United Arab Emirates - 0.2%
Investcom LLC GDR	150,200	2,645,022
United Kingdom - 6.8%
Anglo American PLC (United Kingdom)	82,500	3,170,089
AstraZeneca PLC sponsored ADR	32,500	1,580,800
BAE Systems PLC	587,900	4,361,172
Benfield Group PLC	190,800	1,223,622
BG Group PLC	165,000	1,863,895
BG Group PLC sponsored ADR	26,300	1,493,577
Big Yellow Group PLC	141,800	903,073
Body Shop International PLC	91,300	360,568
BP PLC	910,075	10,967,928
British American Tobacco PLC	93,600	2,143,440
British Land Co. PLC	75,700	1,547,318
Capita Group PLC	149,000	1,132,484
Carnival PLC	25,800	1,444,800
CLS Holdings PLC (a)	82,000	743,228
EMI Group PLC	221,900	1,004,636
Enterprise Inns PLC	66,400	1,091,450
GlaxoSmithKline PLC sponsored ADR	140,800	7,214,592
Hilton Group PLC	200,400	1,298,557
HSBC Holdings PLC:
(Hong Kong) (Reg.)	344,800	5,736,093
(United Kingdom) (Reg.)	84,400	1,404,078
Imperial Tobacco Group PLC sponsored ADR	23,000	1,368,500
Informa PLC	181,400	1,406,172
Kazakhmys PLC	51,600	795,852
Man Group PLC	30,000	1,090,852
Marks & Spencer Group PLC	227,200	1,964,302
Prudential PLC	140,800	1,427,714
Reckitt Benckiser PLC	29,200	958,911
Reuters Group PLC sponsored ADR	38,100	1,778,508
Rio Tinto PLC sponsored ADR	14,700	3,013,647
Rolls-Royce Group PLC	430,100	3,320,649
Royal Bank of Scotland Group PLC	87,500	2,708,451
Royal Dutch Shell PLC Class B	224,500	8,059,549
Common Stocks - continued
	Shares	Value
United Kingdom - continued
SIG PLC	70,500	$ 1,022,140
Smiths Group PLC	106,300	1,875,896
Tesco PLC	252,400	1,427,842
Virgin Mobile Holdings (UK) PLC	150,000	985,983
Vodafone Group PLC sponsored ADR	237,100	5,005,181
Whatman PLC	96,800	492,499
Yell Group PLC	147,600	1,398,858
TOTAL UNITED KINGDOM		90,786,906
United States of America - 46.6%
AES Corp. (a)	231,700	3,948,168
Airgas, Inc.	98,900	3,835,342
AirTran Holdings, Inc. (a)	192,000	3,252,480
Allergan, Inc.	94,400	10,988,160
Altria Group, Inc.	226,700	16,399,478
Amerada Hess Corp.	48,600	7,523,280
American Express Co.	130,600	6,849,970
American International Group, Inc.	184,000	12,044,640
American Tower Corp. Class A (a)	105,100	3,251,794
Amphenol Corp. Class A	15,000	762,450
Apple Computer, Inc. (a)	91,400	6,901,614
Applied Materials, Inc.	194,700	3,709,035
aQuantive, Inc. (a)	101,200	2,632,212
Avon Products, Inc.	122,700	3,474,864
Badger Meter, Inc.	71,400	3,704,232
BEA Systems, Inc. (a)	328,600	3,407,582
Becton, Dickinson & Co.	19,600	1,270,080
Best Buy Co., Inc.	126,300	6,398,358
BioMarin Pharmaceutical, Inc. (a)	138,000	1,618,740
BJ Services Co.	210,400	8,519,096
Blue Nile, Inc. (a)	100,200	3,742,470
C.R. Bard, Inc.	53,400	3,386,628
Chemtura Corp.	25,000	314,250
Coldwater Creek, Inc. (a)	254,250	5,186,700
Colgate-Palmolive Co.	129,600	7,113,744
CONSOL Energy, Inc.	69,200	5,044,680
CVS Corp.	112,600	3,125,776
D.R. Horton, Inc.	90,500	3,377,460
E*TRADE Financial Corp. (a)	115,700	2,752,503
Entegris, Inc. (a)	234,653	2,463,857
Equifax, Inc.	74,800	2,866,336
Exelixis, Inc. (a)	59,300	639,254
Exelon Corp.	174,500	10,019,790
Expeditors International of Washington, Inc.	46,100	3,390,194
Federated Department Stores, Inc.	175,200	11,673,576
First Data Corp.	111,700	5,037,670
Fluor Corp.	68,500	6,024,575
Genentech, Inc. (a)	88,800	7,629,696
General Dynamics Corp.	67,500	7,854,300
General Electric Co.	272,900	8,937,475
General Growth Properties, Inc.	64,100	3,307,560
Georgia Gulf Corp.	25,000	855,000

	Shares	Value
Gilead Sciences, Inc. (a)	132,700	$ 8,077,449
Golden West Financial Corp., Delaware	199,300	14,074,566
Google, Inc. Class A (sub. vtg.) (a)	42,700	18,499,770
Gymboree Corp. (a)	130,800	3,222,912
Halliburton Co.	163,500	13,006,425
Harris Corp.	82,100	3,811,903
Hartford Financial Services Group, Inc.	55,400	4,555,542
Health Net, Inc. (a)	95,600	4,719,772
Homestore, Inc. (a)	74,500	449,980
Honeywell International, Inc.	290,800	11,172,536
Hudson City Bancorp, Inc.	309,900	3,848,958
International Game Technology	89,000	3,184,420
Inverness Medical Innovations, Inc. (a)	50,000	1,342,500
JCPenney Co., Inc.	70,900	3,956,220
Johnson & Johnson	315,400	18,148,116
JPMorgan Chase & Co.	208,400	8,283,900
KB Home	200,800	15,300,960
Kellogg Co.	109,900	4,714,710
Macquarie Infrastructure Co. Trust	17,200	562,440
MasTec, Inc. (a)	291,000	3,506,550
MedImmune, Inc. (a)	99,300	3,388,116
MEMC Electronic Materials, Inc. (a)	141,700	4,049,786
Merrill Lynch & Co., Inc.	96,400	7,236,748
Microsoft Corp.	431,800	12,155,170
Monsanto Co.	52,100	4,408,181
National Oilwell Varco, Inc. (a)	153,004	11,639,014
National Semiconductor Corp.	134,400	3,791,424
NCR Corp. (a)	140,700	5,227,005
Newmont Mining Corp.	91,800	5,673,240
Northern Trust Corp.	80,600	4,208,126
NTL, Inc. (a)	37,500	2,371,875
Omnicom Group, Inc.	106,700	8,726,993
optionsXpress Holdings, Inc.	121,200	3,539,040
PepsiCo, Inc.	198,200	11,333,076
Pulte Homes, Inc.	107,300	4,281,270
Quicksilver Resources, Inc. (a)	73,700	3,704,899
Qwest Communications International, Inc. (a)	643,100	3,871,462
Range Resources Corp.	74,600	2,228,302
Red Hat, Inc. (a)	37,300	1,079,835
Regeneration Technologies, Inc. (a)	149,300	1,179,470
Robert Half International, Inc.	75,000	2,739,750
Service Corp. International (SCI)	190,000	1,554,200
Staples, Inc.	182,500	4,327,075
Starbucks Corp. (a)	142,400	4,514,080
Starwood Hotels & Resorts Worldwide, Inc. unit	67,900	4,128,999
State Street Corp.	190,500	11,517,630
Sun Microsystems, Inc. (a)	704,600	3,170,700
Symantec Corp. (a)	223,600	4,109,768
Synthes, Inc.	11,648	1,395,117
TD Ameritrade Holding Corp.	255,600	5,173,344
The Coca-Cola Co.	183,500	7,593,230
The Nasdaq Stock Market, Inc. (a)	34,958	1,465,090
Common Stocks - continued
	Shares	Value
United States of America - continued
The St. Paul Travelers Companies, Inc.	69,200	$ 3,140,296
TradeStation Group, Inc. (a)	149,500	2,644,655
Trimble Navigation Ltd. (a)	72,100	2,885,442
United Dominion Realty Trust, Inc. (SBI)	129,200	3,282,972
United Technologies Corp.	174,100	10,162,217
UnitedHealth Group, Inc.	197,400	11,729,508
Univision Communications, Inc. Class A (a)	114,600	3,648,864
Urban Outfitters, Inc. (a)	192,300	5,251,713
Valero Energy Corp.	165,800	10,350,894
Wachovia Corp.	99,700	5,466,551
Walgreen Co.	89,200	3,860,576
Watts Water Technologies, Inc. Class A	83,700	2,819,016
Wells Fargo & Co.	137,900	8,599,444
Whole Foods Market, Inc.	107,300	7,926,251
Wm. Wrigley Jr. Co.	82,200	5,257,512
Wyeth	166,900	7,719,125
XL Capital Ltd. Class A	32,500	2,198,950
Yahoo!, Inc. (a)	263,100	9,034,854
TOTAL UNITED STATES OF AMERICA		621,435,553
TOTAL COMMON STOCKS (Cost $1,138,229,924)		1,287,358,101
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.4%
Fresenius AG	11,900	1,859,099
Hugo Boss AG	40,100	1,637,934
Porsche AG (non-vtg.)	2,471	1,911,414
TOTAL GERMANY		5,408,447
Italy - 0.2%
Banca Intesa Spa (Risp)	545,100	2,851,890
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,717,815)		8,260,337
Money Market Funds - 2.5%
	Shares	Value
Fidelity Cash Central Fund, 4.46% (b)	33,574,343	$ 33,574,343
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	330,020	330,020
TOTAL MONEY MARKET FUNDS (Cost $33,904,363)		33,904,363
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,179,852,102)	1,329,522,801
NET OTHER ASSETS - 0.3%	3,867,849
NET ASSETS - 100%	$ 1,333,390,650
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,604,863 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 388,726
Fidelity Securities Lending Cash Central Fund	62,061
Total	$ 450,787
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,182,773,002. Net unrealized appreciation aggregated $146,749,799, of which $161,421,742 related to appreciated investment securities and $14,671,943 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 27, 2006